UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Small Cap Fund

Investor - DHSCX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$63	1.27%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSCX) returned -1.35% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2000 Index returned -1.79%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Investor class, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Investor - $18,703
Russell 3000 Index - $33,822
Russell 2000 Index - $19,898

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	-1.35%	7.83%	15.61%	6.46%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2000 Index	-1.79	7.68	10.04	7.12
Key Fund Statistics
Net Assets	$205,151,858
Number of Portfolio Holdings	60
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$849,449

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSCX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Small Cap Fund

Class I - DHSIX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.98%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSIX) returned -1.17% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2000 Index returned -1.79%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class I - $19,253
Russell 3000 Index - $33,822
Russell 2000 Index - $19,898

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	-1.17%	8.16%	15.94%	6.77%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2000 Index	-1.79	7.68	10.04	7.12
Key Fund Statistics
Net Assets	$205,151,858
Number of Portfolio Holdings	60
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$849,449

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Small Cap Fund

Class Y - DHSYX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$42	0.86%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSYX) returned -1.13% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2000 Index returned -1.79%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small Cap Fund Class Y, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class Y - $974,009
Russell 3000 Index - $1,691,103
Russell 2000 Index - $994,915

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	-1.13%	8.30%	16.09%	6.90%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2000 Index	-1.79	7.68	10.04	7.12
Key Fund Statistics
Net Assets	$205,151,858
Number of Portfolio Holdings	60
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$849,449

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Small-Mid Cap Fund

Investor - DHMAX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$60	1.21%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMAX) returned 0.94% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2500 Index returned 0.44%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Investor - $18,731
Russell 3000 Index - $33,822
Russell 2500 Index - $22,374

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	0.94%	8.20%	12.26%	6.48%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2500 Index	0.44	9.91	11.44	8.39
Key Fund Statistics
Net Assets	$899,489,126
Number of Portfolio Holdings	64
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,563

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Small-Mid Cap Fund

Class I - DHMIX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.92%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMIX) returned 1.09% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2500 Index returned 0.44%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class I - $19,288
Russell 3000 Index - $33,822
Russell 2500 Index - $22,374

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	1.09%	8.53%	12.58%	6.79%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2500 Index	0.44	9.91	11.44	8.39
Key Fund Statistics
Net Assets	$899,489,126
Number of Portfolio Holdings	64
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,563

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Small-Mid Cap Fund

Class Y - DHMYX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.80%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMYX) returned 1.17% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2500 Index returned 0.44%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small-Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class Y - $976,143
Russell 3000 Index - $1,691,103
Russell 2500 Index - $1,118,679

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	1.17%	8.65%	12.72%	6.92%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2500 Index	0.44	9.91	11.44	8.39
Key Fund Statistics
Net Assets	$899,489,126
Number of Portfolio Holdings	64
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,563

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Mid Cap Fund

Investor - DHPAX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$54	1.07%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPAX) returned 4.86% for the 6-month period ended June 30, 2025. Over that same period, the Russell Midcap Index returned 4.84%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Investor - $19,659
Russell 3000 Index - $33,822
Russell Midcap Index - $25,678

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	4.86%	10.99%	13.15%	6.99%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell Midcap Index	4.84	15.21	13.11	9.89
Key Fund Statistics
Net Assets	$82,017,666
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$396,629

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Mid Cap Fund

Class I - DHPIX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$40	0.78%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPIX) returned 4.99% for the 6-month period ended June 30, 2025. Over that same period, the Russell Midcap Index returned 4.84%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class I - $20,254
Russell 3000 Index - $33,822
Russell Midcap Index - $25,678

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	4.99%	11.32%	13.49%	7.31%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell Midcap Index	4.84	15.21	13.11	9.89
Key Fund Statistics
Net Assets	$82,017,666
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$396,629

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Mid Cap Fund

Class Y - DHPYX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$34	0.66%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPYX) returned 5.15% for the 6-month period ended June 30, 2025. Over that same period, the Russell Midcap Index returned 4.84%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class Y - $1,024,731
Russell 3000 Index - $1,691,103
Russell Midcap Index - $1,283,902

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	5.15%	11.48%	13.63%	7.44%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell Midcap Index	4.84	15.21	13.11	9.89
Key Fund Statistics
Net Assets	$82,017,666
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$396,629

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Large Cap Fund

Investor - DHLAX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$49	0.96%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLAX) returned 4.10% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Investor class, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Investor - $24,553
Russell 3000 Index - $33,822
Russell 1000 Value Index - $24,084
Russell 1000 Index - $35,016

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	4.10%	9.67%	12.46%	9.40%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Value Index	6.00	13.70	13.93	9.19
Russell 1000 Index	6.12	15.66	16.30	13.35
Key Fund Statistics
Net Assets	$8,414,727,808
Number of Portfolio Holdings	48
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$20,831,323

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Large Cap Fund

Class I - DHLRX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$34	0.67%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLRX) returned 4.27% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class I - $25,281
Russell 3000 Index - $33,822
Russell 1000 Value Index - $24,084
Russell 1000 Index - $35,016

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	4.27%	9.99%	12.79%	9.72%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Value Index	6.00	13.70	13.93	9.19
Russell 1000 Index	6.12	15.66	16.30	13.35
Key Fund Statistics
Net Assets	$8,414,727,808
Number of Portfolio Holdings	48
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$20,831,323

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLRX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Large Cap Fund

Class Y - DHLYX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$28	0.55%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLYX) returned 4.33% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Fund Class Y, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class Y - $1,278,406
Russell 3000 Index - $1,691,103
Russell 1000 Value Index - $1,204,177
Russell 1000 Index - $1,750,785

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	4.33%	10.13%	12.93%	9.84%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Value Index	6.00	13.70	13.93	9.19
Russell 1000 Index	6.12	15.66	16.30	13.35
Key Fund Statistics
Net Assets	$8,414,727,808
Number of Portfolio Holdings	48
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$20,831,323

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Large Cap Concentrated Fund

Investor - DHFAX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$49	0.96%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFAX) returned 7.75% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Investor class, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Concentrated Fund - Investor - $15,046
Russell 3000 Index - $16,308
Russell 1000 Value Index - $14,883
Russell 1000 Index - $16,754

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Since Inception (02/26/2021)
Investor	7.75%	13.66%	9.87%
Russell 3000 Index	5.75	15.30	11.95
Russell 1000 Value Index	6.00	13.70	9.61
Russell 1000 Index	6.12	15.66	12.65
Key Fund Statistics
Net Assets	$41,786,984
Number of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$95,472

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHFAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Large Cap Concentrated Fund

Class I - DHFIX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$35	0.67%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFIX) returned 7.94% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class I, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Concentrated Fund - Class I - $15,249
Russell 3000 Index - $16,308
Russell 1000 Value Index - $14,883
Russell 1000 Index - $16,754

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Since Inception (02/26/2021)
Class I	7.94%	14.10%	10.21%
Russell 3000 Index	5.75	15.30	11.95
Russell 1000 Value Index	6.00	13.70	9.61
Russell 1000 Index	6.12	15.66	12.65
Key Fund Statistics
Net Assets	$41,786,984
Number of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$95,472

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHFIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Large Cap Concentrated Fund

Class Y - DHFYX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$28	0.55%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFYX) returned 8.01% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class Y, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Concentrated Fund - Class Y - $765,868
Russell 3000 Index - $815,390
Russell 1000 Value Index - $744,168
Russell 1000 Index - $837,693

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Since Inception (02/26/2021)
Class Y	8.01%	14.19%	10.32%
Russell 3000 Index	5.75	15.30	11.95
Russell 1000 Value Index	6.00	13.70	9.61
Russell 1000 Index	6.12	15.66	12.65
Key Fund Statistics
Net Assets	$41,786,984
Number of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$95,472

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHFYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Select Fund

Investor - DHTAX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$59	1.16%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTAX) returned 3.54% for the 6-month period ended June 30, 2025. Over that same period, the Russell 3000 Index returned 5.75%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Investor class and the Russell 3000 Index.
DH Select Fund - Investor - $26,395
Russell 3000 Index - $33,822

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	3.54%	9.46%	18.40%	10.19%
Russell 3000 Index	5.75	15.30	15.96	12.96
Key Fund Statistics
Net Assets	$570,391,044
Number of Portfolio Holdings	28
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,934,946

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHTAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Select Fund

Class I - DHLTX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.87%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLTX) returned 3.65% for the 6-month period ended June 30, 2025. Over that same period, the Russell 3000 Index returned 5.75%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I and the Russell 3000 Index.
DH Select Fund - Class I - $27,177
Russell 3000 Index - $33,822

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	3.65%	9.73%	18.75%	10.51%
Russell 3000 Index	5.75	15.30	15.96	12.96
Key Fund Statistics
Net Assets	$570,391,044
Number of Portfolio Holdings	28
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,934,946

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLTX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Select Fund

Class Y - DHTYX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$38	0.75%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTYX) returned 3.76% for the 6-month period ended June 30, 2025. Over that same period, the Russell 3000 Index returned 5.75%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Select Fund Class Y and the Russell 3000 Index.
DH Select Fund - Class Y - $1,374,255
Russell 3000 Index - $1,691,103

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	3.76%	9.93%	18.90%	10.64%
Russell 3000 Index	5.75	15.30	15.96	12.96
Key Fund Statistics
Net Assets	$570,391,044
Number of Portfolio Holdings	28
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,934,946

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHTYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Long-Short Fund

Investor - DIAMX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$88	1.71%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAMX) returned 8.66% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Index returned 6.12% and the 60%/40% Blended Index returned 4.64%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Investor class, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Investor - $18,708
Russell 3000 Index - $33,822
Russell 1000 Index - $35,016
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index - $23,686

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	8.66%	8.55%	10.75%	6.46%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Index	6.12	15.66	16.30	13.35
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index	4.64	11.38	11.08	8.99
Key Fund Statistics
Net Assets	$1,940,983,732
Number of Portfolio Holdings	99
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,247,665
Number of Long/(Short) Holdings in Portfolio	56/(43)

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DIAMX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Long-Short Fund

Class I - DHLSX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$74	1.42%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLSX) returned 8.84% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Index returned 6.12% and the 60%/40% Blended Index returned 4.64%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class I - $19,269
Russell 3000 Index - $33,822
Russell 1000 Index - $35,016
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index - $23,686

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	8.84%	8.89%	11.08%	6.78%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Index	6.12	15.66	16.30	13.35
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index	4.64	11.38	11.08	8.99
Key Fund Statistics
Net Assets	$1,940,983,732
Number of Portfolio Holdings	99
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,247,665
Number of Long/(Short) Holdings in Portfolio	56/(43)

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLSX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Long-Short Fund

Class Y - DIAYX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$67	1.30%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAYX) returned 8.89% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Index returned 6.12% and the 60%/40% Blended Index returned 4.64%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Long-Short Fund Class Y, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class Y - $974,003
Russell 3000 Index - $1,691,103
Russell 1000 Index - $1,750,785
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index - $1,184,280

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	8.89%	9.02%	11.21%	6.90%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Index	6.12	15.66	16.30	13.35
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index	4.64	11.38	11.08	8.99
Key Fund Statistics
Net Assets	$1,940,983,732
Number of Portfolio Holdings	99
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,247,665
Number of Long/(Short) Holdings in Portfolio	56/(43)

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.
SAR-DIAYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill International Fund

Investor - DHIAX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$62	1.15%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIAX) returned 15.83% for the 6-month period ended June 30, 2025. Over that same period, the MSCI ACWI ex USA Index returned 17.90%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Investor class and the MSCI ACWI ex USA Index.
DH International Fund - Investor - $20,855
MSCI ACWI ex USA Index - $19,118

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Investor	15.83%	13.04%	11.71%	9.04%
MSCI ACWI ex USA Index	17.90	17.72	10.13	7.92
Key Fund Statistics
Net Assets	$160,146,910
Number of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$512,867

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill International Fund

Class I - DHIIX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.86%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIIX) returned 16.03% for the 6-month period ended June 30, 2025. Over that same period, the MSCI ACWI ex USA Index returned 17.90%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I and the MSCI ACWI ex USA Index.
DH International Fund - Class I - $21,382
MSCI ACWI ex USA Index - $19,118

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class I	16.03%	13.45%	12.05%	9.36%
MSCI ACWI ex USA Index	17.90	17.72	10.13	7.92
Key Fund Statistics
Net Assets	$160,146,910
Number of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$512,867

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill International Fund

Class Y - DHIYX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.74%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIYX) returned 16.12% for the 6-month period ended June 30, 2025. Over that same period, the MSCI ACWI ex USA Index returned 17.90%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill International Fund Class Y and the MSCI ACWI ex USA Index.
DH International Fund - Class Y - $1,079,744
MSCI ACWI ex USA Index - $955,885

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class Y	16.12%	13.60%	12.17%	9.48%
MSCI ACWI ex USA Index	17.90	17.72	10.13	7.92
Key Fund Statistics
Net Assets	$160,146,910
Number of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$512,867

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Short Duration Securitized Bond Fund

Investor - DHEAX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$41	0.81%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEAX) returned 3.59% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 2.92%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. The Fund's underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.
DH Short Duration Securitized Bond Fund - Investor - $14,073
Bloomberg US Aggregate Bond Index - $11,152
Bloomberg US 1-3 Year Government/Credit Index - $11,808

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	3.59%	8.33%	5.08%	3.88%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Bloomberg US 1-3 Year Government/Credit Index	2.92	5.94	1.58	1.87
Key Fund Statistics
Net Assets	$4,160,687,024
Number of Portfolio Holdings	528
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,581,278
Effective Duration	1.29
Weighted Average Life	2.10
Option-Adjusted Spread	263

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Short Duration Securitized Bond Fund

Class I - DHEIX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.52%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEIX) returned 3.83% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 2.92%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. The Fund's underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class I - $14,457
Bloomberg US Aggregate Bond Index - $11,152
Bloomberg US 1-3 Year Government/Credit Index - $11,808

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	3.83%	8.61%	5.41%	4.19%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Bloomberg US 1-3 Year Government/Credit Index	2.92	5.94	1.58	1.87
Key Fund Statistics
Net Assets	$4,160,687,024
Number of Portfolio Holdings	528
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,581,278
Effective Duration	1.29
Weighted Average Life	2.10
Option-Adjusted Spread	263

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Short Duration Securitized Bond Fund

Class Y - DHEYX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$20	0.40%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEYX) returned 3.79% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 2.92%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. The Fund's underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class Y - $730,346
Bloomberg US Aggregate Bond Index - $557,584
Bloomberg US 1-3 Year Government/Credit Index - $590,410

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	3.79%	8.74%	5.52%	4.31%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Bloomberg US 1-3 Year Government/Credit Index	2.92	5.94	1.58	1.87
Key Fund Statistics
Net Assets	$4,160,687,024
Number of Portfolio Holdings	528
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,581,278
Effective Duration	1.29
Weighted Average Life	2.10
Option-Adjusted Spread	263

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Core Bond Fund

Investor - DHRAX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$38	0.76%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRAX) returned 4.05% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-back securities (MBS) and corporate credit sectors. The Fund's Treasury holdings were also nicely positive on an absolute basis, but the underweight position to the Treasury market was a relative headwind.

Contribution to Return (%) by Sector
1.60
1.40
1.20
1.00
0.80
0.60
0.40
0.20
--
-0.20
Agency MBS
Corporate Credit
Treasury
ABS
Non-Agency MBS
Non-Agency CMBS
Agency CMBS
Government Related

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Investor - $11,788
Bloomberg US Aggregate Bond Index - $11,152

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	4.05%	6.58%	0.08%	1.85%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Key Fund Statistics
Net Assets	$2,457,343,198
Number of Portfolio Holdings	1,077
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,362,637
Effective Duration	5.73
Weighted Average Life	7.43
Option-Adjusted Spread	133

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Core Bond Fund

Class I - DHRIX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.47%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRIX) returned 4.16% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-back securities (MBS) and corporate credit sectors. The Fund's Treasury holdings were also nicely positive on an absolute basis, but the underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class I - $12,090
Bloomberg US Aggregate Bond Index - $11,152

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	4.16%	6.88%	0.35%	2.13%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Key Fund Statistics
Net Assets	$2,457,343,198
Number of Portfolio Holdings	1,077
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,362,637
Effective Duration	5.73
Weighted Average Life	7.43
Option-Adjusted Spread	133

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Core Bond Fund

Class Y - DHRYX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$18	0.35%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRYX) returned 4.32% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-back securities (MBS) and corporate credit sectors. The Fund's Treasury holdings were also nicely positive on an absolute basis, but the underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class Y - $610,891
Bloomberg US Aggregate Bond Index - $557,584

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	4.32%	6.99%	0.47%	2.25%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Key Fund Statistics
Net Assets	$2,457,343,198
Number of Portfolio Holdings	1,077
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,362,637
Effective Duration	5.73
Weighted Average Life	7.43
Option-Adjusted Spread	133

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Core Plus Bond Fund

Investor - DHNAX

This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$44	0.86%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNAX) returned 4.23% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-backed securities (MBS) sector. The Fund's corporate credit exposure was also nicely positive on an absolute basis. The Fund's underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Plus Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Investor - $10,350
Bloomberg US Aggregate Bond Index - $10,200

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	Since Inception (10/15/2024)
Investor	4.23%	3.50%
Bloomberg US Aggregate Bond Index	4.02	2.00
Key Fund Statistics
Net Assets	$60,545,885
Number of Portfolio Holdings	349
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$89,622
Effective Duration	5.68
Weighted Average Life	7.20
Option-Adjusted Spread	151

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHNAX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Core Plus Bond Fund

Class I - DHNIX

This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.57%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNIX) returned 4.31% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-backed securities (MBS) sector. The Fund's corporate credit exposure was also nicely positive on an absolute basis. The Fund's underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Plus Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Class I - $10,366
Bloomberg US Aggregate Bond Index - $10,200

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	Since Inception (10/15/2024)
Class I	4.31%	3.66%
Bloomberg US Aggregate Bond Index	4.02	2.00
Key Fund Statistics
Net Assets	$60,545,885
Number of Portfolio Holdings	349
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$89,622
Effective Duration	5.68
Weighted Average Life	7.20
Option-Adjusted Spread	151

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHNIX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2025

Diamond Hill Core Plus Bond Fund

Class Y - DHNYX

This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$23	0.45%*
*	annualized
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNYX) returned 4.47% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-backed securities (MBS) sector. The Fund's corporate credit exposure was also nicely positive on an absolute basis. The Fund's underweight position to the Treasury market was a relative headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Plus Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Class Y - $519,131
Bloomberg US Aggregate Bond Index - $509,991

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2025
	Six Months	Since Inception (10/15/2024)
Class Y	4.47%	3.83%
Bloomberg US Aggregate Bond Index	4.02	2.00
Key Fund Statistics
Net Assets	$60,545,885
Number of Portfolio Holdings	349
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$89,622
Effective Duration	5.68
Weighted Average Life	7.20
Option-Adjusted Spread	151

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHNYX-063025

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2025 | DIAMOND-HILL.COM

(b)	Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Semi-Annual Financial Statements and
Additional Information

June 30, 2025

Small Cap Fund	Long-Short Fund
Small-Mid Cap Fund	International Fund
Mid Cap Fund	Short Duration Securitized Bond Fund
Large Cap Fund	Core Bond Fund
Large Cap Concentrated Fund	Core Plus Bond Fund
Select Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	86
Statements of Operations	88
Statements of Changes in Net Assets	91
Financial Highlights	108
Notes to Financial Statements	130
Additional Information	145

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Our Shared Investment Principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.4%
Consumer Discretionary — 9.3%
American Eagle Outfitters, Inc. (a)	128,180	$1,233,092
Century Communities, Inc.	27,551	1,551,672
Green Brick Partners, Inc. (b)	13,543	851,584
Johnson Outdoors, Inc., Class A (a)	42,418	1,283,993
Red Rock Resorts, Inc., Class A	242,549	12,619,824
Rocky Brands, Inc. (a)	71,611	1,589,048
		19,129,213
Consumer Staples — 7.7%
Mama’s Creations, Inc. (a)(b)	316,769	2,629,183
Marzetti Co. (The)	15,493	2,676,726
Oil-Dri Corp. of America (a)	92,756	5,471,676
Post Holdings, Inc. (b)	22,880	2,494,606
Utz Brands, Inc. (a)	205,570	2,579,904
		15,852,095
Energy — 5.6%
Centrus Energy Corp., Class A (a)(b)	25,081	4,594,338
Civitas Resources, Inc. (a)	161,922	4,456,093
Magnolia Oil & Gas Corp., Class A (a)	106,609	2,396,570
		11,447,001
Financials — 19.0%
Bank OZK	175,778	8,272,113
BOK Financial Corp. (a)	29,445	2,874,715
First Western Financial, Inc. (b)	67,661	1,526,432
International General Insurance Holdings Ltd. (a)	167,454	4,022,245
Live Oak Bancshares, Inc.	199,502	5,945,160
Mr. Cooper Group, Inc. (b)	46,882	6,995,263
Silvercrest Asset Management Group, Inc., Class A (a)	111,797	1,773,100

	Shares	Fair Value
Financials — 19.0% continued
Triumph Financial, Inc. (b)	138,558	$7,635,931
		39,044,959
Health Care — 7.7%
Astrana Health, Inc. (a)(b)	241,743	6,014,566
Avanos Medical, Inc. (b)	257,933	3,157,100
Mesa Laboratories, Inc. (a)	34,464	3,247,198
UFP Technologies, Inc. (a)(b)	13,920	3,398,707
		15,817,571
Industrials — 27.9%
Allegiant Travel Co. (a)(b)	97,679	5,367,461
Allient, Inc.	72,803	2,643,477
Asure Software, Inc. (a)(b)	128,873	1,257,800
AZZ, Inc. (a)	25,891	2,446,182
Cimpress plc (b)	37,004	1,739,188
Concrete Pumping Holdings, Inc. (a)	380,695	2,341,274
Ducommun, Inc. (b)	107,220	8,859,589
Energy Recovery, Inc. (b)	131,243	1,677,286
ESAB Corp.	5,628	678,455
First Advantage Corp. (b)	320,670	5,326,329
Fortune Brands Innovations, Inc.	39,853	2,051,632
FTAI Infrastructure, Inc. (a)	859,371	5,302,319
Graham Corp. (a)(b)	117,925	5,838,467
Helios Technologies, Inc.	61,411	2,049,285
Miller Industries, Inc. (a)	38,876	1,728,427
Perma-Fix Environmental Services, Inc. (a)(b)	198,340	2,086,537
Proficient Auto Logistics, Inc. (a)(b)	446,046	3,238,294
Thermon Group Holdings, Inc. (b)	62,045	1,742,224
WESCO International, Inc.	4,630	857,476
		57,231,702
Information Technology — 1.1%
Progress Software Corp. (a)	19,127	1,221,068
Rimini Street, Inc. (a)(b)	262,468	989,504
		2,210,572

2 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.4% continued
Materials — 9.0%
Ashland, Inc.	23,341	$1,173,586
Core Molding Technologies, Inc. (a)(b)	90,209	1,496,567
Orion SA	238,948	2,506,565
Taseko Mines Ltd. (a)(b)	1,321,877	4,163,913
Titan America SA	256,909	3,206,224
United States Lime & Minerals, Inc. (a)	58,494	5,837,701
		18,384,556
Real Estate — 8.3%
CubeSmart	70,204	2,983,670
Curbline Properties Corp.	140,687	3,211,884
Ryman Hospitality Properties, Inc. (a)	94,021	9,277,052
Strawberry Fields REIT, Inc.	149,993	1,580,926
		17,053,532
Utilities — 1.8%
UGI Corp. (a)	102,631	3,737,821

Total Common Stocks
(Cost $147,167,094)		$199,909,022

	Shares	Fair Value
Registered Investment Companies — 23.4%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (c)	5,145,836	$5,145,836
State Street Navigator Securities Lending Portfolio I, 4.18% (c)(d)	42,815,687	42,815,687
Total Registered Investment Companies
(Cost $47,961,523)		$47,961,523

Total Investment Securities — 120.8%
(Cost $195,128,617)		$247,870,545

Liabilities in Excess of Other Assets — (20.8)%		(42,718,687)

Net Assets — 100.0%		$205,151,858

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $55,887,543.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SA — Societe Anonyme

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.6%
Communication Services — 1.8%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	151,769	$15,859,861

Consumer Discretionary — 9.6%
Bath & Body Works, Inc.	181,143	5,427,044
CarMax, Inc. (b)	109,699	7,372,870
Century Communities, Inc.	49,817	2,805,693
Lear Corp. (a)	95,735	9,092,910
NVR, Inc. (b)	2,245	16,580,807
Red Rock Resorts, Inc., Class A	860,409	44,767,080
		86,046,404
Consumer Staples — 5.6%
Marzetti Co. (The)	83,048	14,348,203
Post Holdings, Inc. (b)	332,322	36,233,068
		50,581,271
Energy — 2.9%
Civitas Resources, Inc. (a)	458,371	12,614,370
Coterra Energy, Inc.	538,758	13,673,678
		26,288,048
Financials — 15.8%
Bank OZK	214,242	10,082,229
Brown & Brown, Inc.	51,521	5,712,133
Enstar Group Ltd. (b)	14,043	4,723,504
First Horizon Corp.	306,764	6,503,397
Live Oak Bancshares, Inc.	440,443	13,125,201
Loews Corp.	82,612	7,572,216
Mr. Cooper Group, Inc. (b)	267,231	39,873,538
RenaissanceRe Holdings Ltd. (a)	65,414	15,889,061
Stifel Financial Corp.	74,209	7,701,410
Synovus Financial Corp.	169,223	8,757,290
Webster Financial Corp.	404,852	22,104,919
		142,044,898
Health Care — 11.3%
Boston Scientific Corp. (b)	61,669	6,623,867
Enovis Corp. (a)(b)	213,418	6,692,789
Envista Holdings Corp. (a)(b)	297,899	5,820,946
ICON plc (a)(b)	98,902	14,385,296

	Shares	Fair Value
Health Care — 11.3% continued
Illumina, Inc. (a)(b)	139,537	$13,313,225
Labcorp Holdings, Inc.	63,440	16,653,634
Perrigo Co. plc (a)	476,827	12,740,817
Solventum Corp. (b)	130,350	9,885,744
Teleflex, Inc. (a)	131,326	15,543,745
		101,660,063
Industrials — 28.7%
Alaska Air Group, Inc. (b)	111,110	5,497,723
Broadridge Financial Solutions, Inc.	16,316	3,965,278
Builders FirstSource, Inc. (b)	59,277	6,917,033
Energy Recovery, Inc. (b)	546,224	6,980,743
ESAB Corp. (a)	34,448	4,152,706
First Advantage Corp. (b)	838,786	13,932,235
Fortune Brands Innovations, Inc.	206,957	10,654,146
FTI Consulting, Inc. (b)	26,688	4,310,112
Gates Industrial Corp. plc (a)(b)	1,390,547	32,024,297
Generac Holdings, Inc. (b)	36,882	5,281,871
Helios Technologies, Inc.	157,637	5,260,347
Huntington Ingalls Industries, Inc.	123,988	29,938,143
Regal Rexnord Corp.	231,441	33,549,687
SS&C Technologies Holdings, Inc.	287,879	23,836,381
TransUnion	115,047	10,124,136
WESCO International, Inc. (a)	245,170	45,405,484
WNS Holdings Ltd. (a)(b)	256,324	16,209,930
		258,040,252
Information Technology — 6.6%
Ciena Corp. (b)	164,546	13,382,526
GoDaddy, Inc., Class A (b)	55,259	9,949,936
Progress Software Corp. (a)	107,053	6,834,264
Teledyne Technologies, Inc. (b)	19,838	10,163,206
VeriSign, Inc.	66,804	19,292,995
		59,622,927

4 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.6% continued
Materials — 3.0%
Ashland, Inc.	289,461	$14,554,099
Knife River Corp. (a)(b)	54,191	4,424,153
Taseko Mines Ltd. (a)(b)	2,339,997	7,370,991
		26,349,243
Real Estate — 9.9%
CubeSmart	655,950	27,877,875
Mid-America Apartment Communities, Inc.	143,926	21,302,487
Rexford Industrial Realty, Inc. (a)	293,740	10,448,332
Ryman Hospitality Properties, Inc. (a)	146,321	14,437,493
UDR, Inc.	367,654	15,011,313
		89,077,500
Utilities — 1.4%
UGI Corp. (a)	353,000	12,856,260

Total Common Stocks
(Cost $622,099,364)		$868,426,727

	Shares	Fair Value
Registered Investment Companies — 7.3%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (c)	31,275,165	$31,275,165
State Street Navigator Securities Lending Portfolio I, 4.18% (c)(d)	34,595,756	34,595,756
Total Registered Investment Companies
(Cost $65,870,921)		$65,870,921

Total Investment Securities — 103.9%
(Cost $687,970,285)		$934,297,648

Liabilities in Excess of Other Assets — (3.9)%		(34,808,522)

Net Assets — 100.0%		$899,489,126

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $119,629,863.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.7%
Communication Services — 1.8%
Liberty Media Corp. - Liberty Formula One - Series C (a)	13,771	$1,439,070

Consumer Discretionary — 8.1%
CarMax, Inc. (a)	8,979	603,479
Lear Corp. (b)	6,385	606,447
NVR, Inc. (a)	217	1,602,688
Red Rock Resorts, Inc., Class A	73,927	3,846,422
		6,659,036
Consumer Staples — 6.2%
Marzetti Co. (The)	4,401	760,361
Post Holdings, Inc. (a)	27,741	3,024,601
Sysco Corp.	17,178	1,301,062
		5,086,024
Energy — 2.3%
Civitas Resources, Inc. (b)	12,044	331,451
Coterra Energy, Inc.	42,290	1,073,320
Diamondback Energy, Inc.	3,817	524,456
		1,929,227
Financials — 17.1%
American International Group, Inc.	44,263	3,788,470
Fidelity National Information Services, Inc.	13,865	1,128,750
Hartford Insurance Group, Inc. (The)	11,755	1,491,357
LPL Financial Holdings, Inc.	2,639	989,546
Mr. Cooper Group, Inc. (a)	24,503	3,656,093
Stifel Financial Corp.	4,223	438,263
Webster Financial Corp.	16,595	906,087
Willis Towers Watson plc	5,234	1,604,221
		14,002,787
Health Care — 13.3%
Boston Scientific Corp. (a)	27,396	2,942,604
Enovis Corp. (a)(b)	13,556	425,116

	Shares	Fair Value
Health Care — 13.3% continued
Envista Holdings Corp. (a)(b)	23,352	$456,298
Humana, Inc.	5,934	1,450,744
ICON plc (a)	7,089	1,031,095
Illumina, Inc. (a)	12,066	1,151,217
Labcorp Holdings, Inc.	5,562	1,460,081
Solventum Corp. (a)	11,435	867,230
Teleflex, Inc.	9,214	1,090,569
		10,874,954
Industrials — 24.8%
Alaska Air Group, Inc. (a)	9,800	484,904
Ferguson Enterprises, Inc.	6,007	1,308,024
Fortune Brands Innovations, Inc.	15,889	817,966
FTI Consulting, Inc. (a)	2,387	385,501
Huntington Ingalls Industries, Inc.	8,854	2,137,887
Johnson Controls International plc	10,155	1,072,571
L3Harris Technologies, Inc.	6,311	1,583,051
Parker-Hannifin Corp.	3,853	2,691,205
Regal Rexnord Corp.	20,138	2,919,204
SS&C Technologies Holdings, Inc.	24,276	2,010,053
TransUnion	10,029	882,552
WESCO International, Inc.	21,873	4,050,880
		20,343,798
Information Technology — 6.0%
Check Point Software Technologies Ltd. (a)	1,641	363,071
Ciena Corp. (a)	14,429	1,173,511
GoDaddy, Inc., Class A (a)	4,693	845,022
Teledyne Technologies, Inc. (a)	1,654	847,361
VeriSign, Inc.	5,924	1,710,851
		4,939,816
Materials — 5.4%
Ashland, Inc.	21,794	1,095,802
Freeport-McMoRan, Inc.	48,146	2,087,129
Martin Marietta Materials, Inc.	2,241	1,230,219
		4,413,150

6 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.7% continued
Real Estate — 9.3%
CubeSmart	47,519	$2,019,557
Extra Space Storage, Inc.	6,359	937,571
Mid-America Apartment Communities, Inc.	10,818	1,601,172
Ryman Hospitality Properties, Inc. (b)	12,226	1,206,339
SBA Communications Corp., Class A	4,612	1,083,082
Ventas, Inc.	12,813	809,141
		7,656,862
Utilities — 1.4%
UGI Corp. (b)	30,953	1,127,308

Total Common Stocks
(Cost $45,738,561)		$78,472,032

Registered Investment Companies — 0.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (c)	278,229	278,229
State Street Navigator Securities Lending Portfolio I, 4.18% (c)(d)	411,000	411,000
Total Registered Investment Companies
(Cost $689,229)		$689,229

Total Investment Securities — 96.5%
(Cost $46,427,790)		$79,161,261

Other Assets in Excess of Liabilities — 3.5%		2,856,405

Net Assets — 100.0%		$82,017,666

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $2,697,836.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.4%
Communication Services — 2.1%
Walt Disney Co. (The)	1,427,358	$177,006,666

Consumer Discretionary — 10.9%
Amazon.com, Inc. (a)	706,196	154,932,340
CarMax, Inc. (a)	3,106,326	208,776,170
General Motors Co. (b)	3,390,751	166,858,857
Lululemon Athletica, Inc. (a)(b)	535,285	127,173,010
NVR, Inc. (a)	17,619	130,127,944
Starbucks Corp. (b)	1,395,021	127,825,774
		915,694,095
Consumer Staples — 9.0%
Colgate-Palmolive Co.	2,845,346	258,641,951
General Mills, Inc. (b)	3,116,638	161,473,015
Sysco Corp. (b)	3,066,764	232,276,705
Target Corp. (b)	1,050,545	103,636,264
		756,027,935
Energy — 4.7%
ConocoPhillips	2,682,514	240,728,806
Diamondback Energy, Inc. (b)	1,123,202	154,327,955
		395,056,761
Financials — 25.3%
American International Group, Inc.	4,677,886	400,380,263
Aon plc, Class A	765,225	273,001,671
Bank of America Corp.	4,629,664	219,075,700
Berkshire Hathaway, Inc., Class B (a)	750,802	364,717,088
Capital One Financial Corp.	1,252,911	266,569,344
Hartford Insurance Group, Inc. (The)	752,097	95,418,546
KeyCorp	7,223,249	125,828,998
MetLife, Inc.	2,073,404	166,743,150
Nasdaq, Inc.	1,277,910	114,270,712
Visa, Inc., Class A	281,781	100,046,344
		2,126,051,816
Health Care — 11.5%
Abbott Laboratories	2,619,230	356,241,472
HCA Healthcare, Inc.	325,077	124,536,999
Labcorp Holdings, Inc. (b)	750,294	196,959,678
Medtronic plc	1,206,539	105,174,005

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.4% continued
Health Care — 11.5% continued
Pfizer, Inc.	7,532,785	$182,594,708
		965,506,862
Industrials — 16.7%
Builders FirstSource, Inc. (a)	1,056,618	123,296,754
Caterpillar, Inc.	399,184	154,967,221
Deere & Co.	202,281	102,857,866
Ferguson Enterprises, Inc.	1,002,717	218,341,627
L3Harris Technologies, Inc.	504,725	126,605,219
Regal Rexnord Corp. (b)	1,034,410	149,948,074
SS&C Technologies Holdings, Inc.	1,537,158	127,276,682
Union Pacific Corp.	927,170	213,323,274
Waste Management, Inc.	840,925	192,420,459
		1,409,037,176
Information Technology — 9.3%
Accenture plc, Class A	410,695	122,752,629
Adobe, Inc. (a)	412,737	159,679,691
Salesforce, Inc.	622,408	169,724,438
Texas Instruments, Inc.	1,600,457	332,286,882
		784,443,640
Materials — 4.7%
International Paper Co. (b)	2,595,763	121,559,581
Martin Marietta Materials, Inc. (b)	303,618	166,674,137
Nucor Corp. (b)	837,849	108,534,959
		396,768,677
Real Estate — 3.2%
Extra Space Storage, Inc.	822,562	121,278,541
SBA Communications Corp., Class A	647,134	151,972,949
		273,251,490

Total Common Stocks
(Cost $6,492,181,981)		$8,198,845,118

	Shares	Fair Value
Registered Investment Companies — 4.2%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (c)	228,587,202	$228,587,202
State Street Navigator Securities Lending Portfolio I, 4.18% (c)(d)	127,677,049	127,677,049
Total Registered Investment Companies
(Cost $356,264,251)		$356,264,251

Total Investment Securities — 101.6%
(Cost $6,848,446,232)		$8,555,109,369

Liabilities in Excess of Other Assets — (1.6)%		(140,381,561)

Net Assets — 100.0%		$8,414,727,808

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $148,125,905.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements

8 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.1%
Consumer Discretionary — 10.6%
Amazon.com, Inc. (a)	7,511	$1,647,838
General Motors Co.	33,315	1,639,431
Lululemon Athletica, Inc. (a)	4,887	1,161,053
		4,448,322
Consumer Staples — 9.5%
Colgate-Palmolive Co.	22,388	2,035,069
Sysco Corp.	25,269	1,913,874
		3,948,943
Energy — 5.3%
ConocoPhillips	24,711	2,217,565

Financials — 25.6%
American International Group, Inc.	40,864	3,497,550
Aon plc, Class A	5,518	1,968,602
Berkshire Hathaway, Inc., Class B (a)	5,412	2,628,987
Capital One Financial Corp.	12,273	2,611,204
		10,706,343
Health Care — 13.3%
Abbott Laboratories	17,513	2,381,943
Labcorp Holdings, Inc.	6,306	1,655,388
Pfizer, Inc.	63,244	1,533,035
		5,570,366
Industrials — 15.4%
Ferguson Enterprises, Inc.	9,015	1,963,016
SS&C Technologies Holdings, Inc.	12,772	1,057,522
Union Pacific Corp.	8,234	1,894,479
Waste Management, Inc.	6,701	1,533,323
		6,448,340
Information Technology — 9.4%
Salesforce, Inc.	4,528	1,234,740
Texas Instruments, Inc.	12,897	2,677,675
		3,912,415
Materials — 3.3%
Martin Marietta Materials, Inc.	2,489	1,366,361

	Shares	Fair Value
Real Estate — 3.7%
SBA Communications Corp., Class A	6,635	$1,558,163

Total Common Stocks
(Cost $35,790,639)		$40,176,818

Registered Investment Companies — 3.9%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (b) (Cost $1,617,957)	1,617,957	1,617,957

Total Investment Securities — 100.0%
(Cost $37,408,596)		$41,794,775

Liabilities in Excess of Other Assets — (0.0)%(c)		(7,791)

Net Assets — 100.0%		$41,786,984

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.
(c)	Percentage rounds to less than 0.1%.

plc — Public Limited Company

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 9

Diamond Hill Select Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.4%
Consumer Discretionary — 18.1%
CarMax, Inc. (a)	442,870	$29,765,293
General Motors Co.	286,925	14,119,579
Lululemon Athletica, Inc. (a)	56,269	13,368,389
Red Rock Resorts, Inc., Class A (b)	552,165	28,729,145
Starbucks Corp.	185,601	17,006,620
		102,989,026
Energy — 5.4%
Antero Resources Corp. (a)	312,732	12,596,845
Diamondback Energy, Inc.	130,323	17,906,380
		30,503,225
Financials — 22.9%
American International Group, Inc.	449,653	38,485,800
Capital One Financial Corp.	145,765	31,012,961
KeyCorp	841,427	14,657,658
Mr. Cooper Group, Inc. (a)	312,872	46,683,631
		130,840,050
Health Care — 5.7%
Abbott Laboratories	126,483	17,202,953
Pfizer, Inc.	634,842	15,388,570
		32,591,523
Industrials — 28.3%
Builders FirstSource, Inc. (a)	94,067	10,976,678
Cimpress plc (a)(b)	658,490	30,949,030
Huntington Ingalls Industries, Inc. (b)	123,191	29,745,699
Regal Rexnord Corp.	255,427	37,026,698
SS&C Technologies Holdings, Inc.	171,752	14,221,066
Union Pacific Corp.	79,463	18,282,847
WESCO International, Inc.	110,449	20,455,155
		161,657,173
Information Technology — 8.8%
Coherent Corp. (a)(b)	239,192	21,338,318
Salesforce, Inc.	51,043	13,918,916

	Shares	Fair Value
Information Technology — 8.8% continued
Texas Instruments, Inc.	70,587	$14,655,273
		49,912,507
Materials — 6.1%
Ashland, Inc.	463,373	23,298,394
International Paper Co. (b)	246,705	11,553,195
		34,851,589
Real Estate — 2.1%
SBA Communications Corp., Class A	52,002	12,212,150

Total Common Stocks
(Cost $417,802,568)		$555,557,243

Registered Investment Companies — 3.9%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (c)	15,256,381	15,256,381
State Street Navigator Securities Lending Portfolio I, 4.18% (c)(d)	6,788,889	6,788,889
Total Registered Investment Companies
(Cost $22,045,270)		$22,045,270

Total Investment Securities — 101.3%
(Cost $439,847,838)		$577,602,513

Liabilities in Excess of Other Assets — (1.3)%		(7,211,469)

Net Assets — 100.0%		$570,391,044

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $6,865,591.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements

10 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.4%
Communication Services — 10.7%
Alphabet, Inc., Class A (a)	421,390	$74,261,560
Comcast Corp., Class A	363,204	12,962,751
Meta Platforms, Inc., Class A	116,484	85,975,676
Walt Disney Co. (The)	283,455	35,151,255
		208,351,242
Consumer Discretionary — 6.9%
Amazon.com, Inc. (b)	194,217	42,609,268
Lear Corp. (a)	233,252	22,154,275
Lululemon Athletica, Inc. (b)(c)	105,180	24,988,664
TJX Cos., Inc. (The) (a)	134,416	16,599,032
Ulta Beauty, Inc. (b)	58,037	27,150,869
		133,502,108
Consumer Staples — 3.0%
Constellation Brands, Inc., Class A (a)	122,771	19,972,386
Sysco Corp. (a)	498,330	37,743,514
		57,715,900
Energy — 4.2%
Chevron Corp. (a)	168,969	24,194,671
Coterra Energy, Inc. (a)	1,151,653	29,228,953
Diamondback Energy, Inc. (a)	208,433	28,638,694
		82,062,318
Financials — 21.7%
American International Group, Inc. (a)	892,085	76,353,555
Aon plc, Class A (a)	65,919	23,517,262
Bank of America Corp. (a)	546,845	25,876,705
Berkshire Hathaway, Inc., Class B (b)	58,824	28,574,934
Capital One Financial Corp.	159,305	33,893,732
Citigroup, Inc.	971,321	82,678,843
Fidelity National Information Services, Inc. (a)	318,710	25,946,181
Hartford Insurance Group, Inc. (The) (a)	222,349	28,209,418
KKR & Co., Inc. (a)	87,688	11,665,135
Morgan Stanley (a)	181,422	25,555,103

	Shares	Fair Value
Financials — 21.7% continued
Truist Financial Corp. (a)	750,576	$32,267,262
Visa, Inc., Class A	74,077	26,301,039
		420,839,169
Health Care — 12.5%
Abbott Laboratories (a)	269,012	36,588,322
Becton, Dickinson and Co.	154,196	26,560,261
Enovis Corp. (a)(b)	257,525	8,075,984
HCA Healthcare, Inc.	80,381	30,793,961
Labcorp Holdings, Inc. (a)	90,084	23,647,951
Medtronic plc (a)	316,836	27,618,594
Perrigo Co. plc (a)	904,740	24,174,653
Pfizer, Inc.	1,097,111	26,593,971
Solventum Corp. (b)	364,148	27,616,984
Teleflex, Inc. (a)	89,525	10,596,179
		242,266,860
Industrials — 12.8%
Builders FirstSource, Inc. (a)(b)(c)	338,688	39,521,503
ESAB Corp. (a)(c)	95,425	11,503,484
Johnson Controls International plc (a)(c)	126,070	13,315,513
L3Harris Technologies, Inc. (a)(c)	113,110	28,372,512
Parker-Hannifin Corp. (c)	83,832	58,554,137
SS&C Technologies Holdings, Inc. (a)	450,665	37,315,062
WNS Holdings Ltd. (a)(b)	937,862	59,310,393
		247,892,604
Information Technology — 15.8%
Adobe, Inc. (a)(b)(c)	52,210	20,199,005
Ciena Corp. (a)(b)	306,548	24,931,549
Microsoft Corp. (c)	193,141	96,070,265
Salesforce, Inc. (c)	157,250	42,880,503
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	299,019	67,724,813
Texas Instruments, Inc.	123,441	25,628,820
VeriSign, Inc. (c)	100,835	29,121,148
		306,556,103
Materials — 1.7%
Ashland, Inc. (a)	116,849	5,875,168

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.4% continued
Materials — 1.7% continued
Freeport-McMoRan, Inc.	617,281	$26,759,131
		32,634,299
Real Estate — 1.0%
Extra Space Storage, Inc.	132,729	19,569,564

Utilities — 1.1%
Dominion Energy, Inc. (a)	396,765	22,425,158

Total Common Stocks
(Cost $1,006,323,226)		$1,773,815,325

	Shares	Fair Value
Registered Investment Companies — 28.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (d)	150,399,942	$150,399,942
State Street Navigator Securities Lending Portfolio I, 4.18% (d)(e)	408,118,850	408,118,850
Total Registered Investment Companies
(Cost $558,518,792)		$558,518,792

Total Investment Securities — 120.2%
(Cost $1,564,842,018)		$2,332,334,117

Segregated Cash With Custodian — 35.5%		688,506,074

Investments Sold Short — (35.1)%
(Proceeds $613,839,097)		(681,302,909)

Liabilities in Excess of Other Assets — (20.6)%		(398,553,550)

Net Assets — 100.0%		$1,940,983,732

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $400,950,733.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of June 30, 2025.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements

12 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 35.1%
Consumer Discretionary — 10.5%
Acushnet Holdings Corp.	342,697	$24,955,196
Cheesecake Factory, Inc. (The)	291,387	18,258,309
Choice Hotels International, Inc.	107,837	13,682,359
Deckers Outdoor Corp.	27,965	2,882,353
eBay, Inc.	298,713	22,242,170
GameStop Corp., Class A	702,929	17,144,438
Garmin Ltd.	187,707	39,178,205
Royal Caribbean Cruises Ltd.	97,585	30,557,767
Shake Shack, Inc., Class A	58,402	8,211,321
Sweetgreen, Inc., Class A	595,611	8,862,692
United Parks and Resorts, Inc.	65,366	3,082,007
Williams-Sonoma, Inc.	70,590	11,532,288
YETI Holdings, Inc.	108,060	3,406,051
		203,995,156
Consumer Staples — 3.0%
Clorox Co. (The)	49,025	5,886,432
Sprouts Farmers Market, Inc.	174,776	28,775,121
WD-40 Co.	101,510	23,153,416
		57,814,969
Financials — 4.1%
Affirm Holdings, Inc., Class A	282,752	19,549,473
Bank of Hawaii Corp.	302,040	20,396,761
Commerce Bancshares, Inc.	251,614	15,642,842
First Financial Bankshares, Inc.	159,392	5,734,924
Palomar Holdings, Inc.	115,021	17,741,989
		79,065,989
Health Care — 2.3%
Doximity, Inc., Class A	352,900	21,646,886
Medpace Holdings, Inc.	46,785	14,683,940
Penumbra, Inc.	32,445	8,326,360
		44,657,186

	Shares	Fair Value
Industrials — 5.0%
ArcBest Corp.	44,974	$3,463,448
Core & Main, Inc., Class A	494,448	29,839,937
Federal Signal Corp.	215,720	22,956,922
Matson, Inc.	230,105	25,622,192
Mueller Industries, Inc.	126,525	10,054,942
Powell Industries, Inc.	15,695	3,303,013
Robert Half, Inc.	36,265	1,488,678
		96,729,132
Information Technology — 6.8%
Alarm.com Holdings, Inc.	483,704	27,363,135
Asana, Inc., Class A	372,888	5,033,988
Badger Meter, Inc.	66,174	16,209,321
F5, Inc.	60,612	17,839,324
International Business Machines Corp.	160,480	47,306,294
Samsara, Inc., Class A	330,256	13,137,584
Teradata Corp.	261,355	5,830,830
		132,720,476
Materials — 1.3%
MP Materials Corp., Class A	573,035	19,064,875
Silgan Holdings, Inc.	125,463	6,797,585
		25,862,460
Real Estate — 1.4%
eXp World Holdings, Inc.	813,826	7,405,817
Vornado Realty Trust	525,080	20,079,059
		27,484,876
Utilities — 0.7%
Ormat Technologies, Inc.	154,879	12,972,665

Total Investments Sold Short — 35.1%
(Proceeds $613,839,097)		$681,302,909

Percentages disclosed are based on total net assets of the Fund as of June 30, 2025.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.8%
Australia — 1.1%
Whitehaven Coal Ltd. (a)	507,080	$1,810,147

Austria — 2.2%
BAWAG Group AG	27,115	3,467,228

Canada — 6.2%
Boardwalk Real Estate Investment Trust	8,342	428,641
Canadian Natural Resources Ltd. (a)	127,147	3,995,192
Imperial Oil Ltd. (a)	44,155	3,506,830
North West Co., Inc. (The) (a)	56,816	2,013,426
		9,944,089
China — 2.7%
Alibaba Group Holding Ltd.	206,900	2,928,862
Tencent Holdings Ltd.	21,800	1,404,695
		4,333,557
Finland — 1.1%
Konecranes OYJ	22,181	1,762,400

France — 5.4%
Safran SA	16,659	5,432,471
Veolia Environnement SA	91,438	3,264,249
		8,696,720
Germany — 5.0%
Evotec SE (b)	169,951	1,446,705
Gerresheimer AG	33,436	1,888,092
Krones AG	28,001	4,621,836
		7,956,633
India — 5.3%
Arvind Ltd.	284,551	1,171,278
HDFC Bank Ltd. - ADR	79,028	6,059,077
Hindustan Aeronautics Ltd.	21,059	1,196,673
		8,427,028
Ireland — 3.7%
AIB Group plc	549,632	4,535,671
ICON plc (b)	9,394	1,366,357
		5,902,028

	Shares	Fair Value
Japan — 6.3%
Hitachi Ltd.	118,900	$3,455,152
Max Co. Ltd.	122,800	3,958,472
Toyo Suisan Kaisha Ltd.	40,900	2,718,033
		10,131,657
Korea (Republic of) — 2.2%
Samsung Electronics Co. Ltd.	81,020	3,575,788

Mexico — 3.6%
Wal-Mart de Mexico SAB de CV (a)	1,727,026	5,712,645

Netherlands — 5.6%
Allfunds Group plc	453,778	3,486,716
EXOR NV	53,889	5,439,529
		8,926,245
Sweden — 3.2%
Epiroc AB, Class B	134,694	2,582,621
Spotify Technology SA (b)	3,396	2,605,887
		5,188,508
Switzerland — 8.0%
Compagnie Financiere Richemont SA, Class A	22,763	4,307,779
Novartis AG - ADR (a)	34,277	4,147,860
Roche Holdings AG	6,727	2,195,965
Sandoz Group AG	40,752	2,233,488
		12,885,092
Taiwan Province of China — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,960	6,559,150

United Kingdom — 26.2%
Beazley plc	232,953	2,990,948
Big Yellow Group plc	92,198	1,281,624
British American Tobacco plc	84,579	4,021,192
Bunzl plc	89,439	2,849,942
Compass Group plc	130,363	4,415,401
Glencore plc	856,946	3,339,019
Howden Joinery Group plc	403,722	4,747,301
Imperial Brands plc	76,004	3,002,757
Melrose Industries plc	251,747	1,833,414

14 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.8% continued
United Kingdom — 26.2% continued
Smith & Nephew plc	238,518	$3,652,511
Tesco plc	972,465	5,361,398
Unilever plc	71,706	4,376,396
		41,871,903
United States — 6.9%
Aurinia Pharmaceuticals, Inc. (a)(b)	116,203	984,239
CNH Industrial NV	222,906	2,888,862
Ferguson Enterprises, Inc.	10,867	2,379,441
uniQure NV (a)(b)	82,653	1,152,183
Willis Towers Watson plc	11,878	3,640,607
		11,045,332

Total Common Stocks
(Cost $131,720,760)		$158,196,150

	Shares	Fair Value
Registered Investment Companies — 5.7%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (c)	791,760	$791,760
State Street Navigator Securities Lending Portfolio I, 4.18% (c)(d)	8,377,582	8,377,582
Total Registered Investment Companies
(Cost $9,169,342)		$9,169,342

Total Investment Securities — 104.5%
(Cost $140,890,102)		$167,365,492

Liabilities in Excess of Other Assets — (4.5)%		(7,218,582)

Net Assets — 100.0%		$160,146,910

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $11,552,531.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

OYJ — Julkinen Osakeyhito

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 1.6%
Banking — 0.6%
American Express Co. (a)	6.338%	10/30/26	$1,000,000	$1,005,860
American Express Co.	2.550%	03/04/27	500,000	486,826
American Express Co.	5.043%	07/26/28	500,000	506,829
Citibank NA	4.876%	11/19/27	1,750,000	1,760,645
Discover Bank	3.450%	07/27/26	801,000	792,132
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,158,645
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,074,915
JPMorgan Chase & Co.	1.470%	09/22/27	3,800,000	3,666,177
Key Bank NA (b)	5.850%	11/15/27	2,000,000	2,064,862
Key Bank NA	4.390%	12/14/27	1,600,000	1,601,799
PNC Bank NA (b)	4.775%	01/15/27	3,000,000	3,004,890
Royal Bank of Canada (a)(b)	4.522%	10/18/28	500,000	502,070
Toronto-Dominion Bank (The) (b)	4.861%	01/31/28	2,925,000	2,965,036
US Bancorp	6.787%	10/26/27	900,000	926,480
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,500,000	1,482,033
				25,999,199
Consumer Cyclical — 0.3%
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,038,052
General Motors Financial Co. (b)	1.250%	01/08/26	3,700,000	3,631,994
General Motors Financial Co.	5.050%	04/04/28	2,000,000	2,015,163
Hyundai Capital America (c)	6.250%	11/03/25	900,000	903,528
Hyundai Capital America (c)	5.650%	06/26/26	900,000	909,032
Volkswagen Group America (b)(c)	4.900%	08/14/26	800,000	801,385
				13,299,154
Consumer Non-Cyclical — 0.0% (d)
Pfizer, Inc.	4.450%	05/19/26	900,000	900,986

Electric — 0.4%
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	14,000,000	14,068,550

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 0.0% (d)
Energy Transfer, LP (b)	6.050%	12/01/26	$500,000	$510,530
Energy Transfer, LP (b)	5.500%	06/01/27	1,000,000	1,017,872
				1,528,402
Insurance — 0.1%
Jackson National Life Global Funding (c)	5.550%	07/02/27	3,150,000	3,214,356
Pricoa Global Funding (c)	4.400%	08/27/27	1,000,000	1,004,455
Principal Life Global Funding II (c)	4.600%	08/19/27	500,000	502,737
RGA Global Funding (c)	2.000%	11/30/26	800,000	774,009
				5,495,557
Technology — 0.1%
Broadcom, Inc. (b)	5.050%	07/12/27	4,225,000	4,284,764
Dell International, LLC / EMC Corp.	4.900%	10/01/26	300,000	301,338
				4,586,102
Transportation — 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	323,626	323,842
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,214,000	1,163,587
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	476,995	486,725
				1,974,154

Total Corporate Credit
(Cost $67,390,382)				$67,852,104

16 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6%
ABS-Other — 2.8%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$3,588,000	$3,453,080
DailyPay Securitization Trust, Series 2025-1A, Class A (c)	5.630%	06/25/28	20,000,000	20,141,604
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	546,876	543,955
Diamond Resorts Owner Trust, Series 2021-1A, Class D (c)	3.830%	11/21/33	156,250	155,277
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	8,850,000	8,646,660
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	9,900,000	9,377,023
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	13,579,589
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,908,248
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	8,283,186	8,024,934
Helios Issuer, LLC, Series 2022-C, Class C (c)(e)	6.000%	11/22/49	4,045,915	1,675,226
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	434,357	422,774
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	202,027	196,653

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.8% continued
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	$1,151,552	$1,104,814
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	2,027,312	1,689,625
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,582,031	1,280,333
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	276,657	248,115
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	833,055	731,315
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)(e)	3.710%	12/20/46	418,378	331,816
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	4,651,031	4,410,106
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(e)	8.180%	09/22/53	11,000,000	7,523,083
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	950,202	904,724
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	3,682,645	3,779,262
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	813,923	754,899
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	90,670	89,879
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	11,152,241

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
ABS-Other — 2.8% continued
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	$2,213,000	$2,183,726
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class C (c)	2.420%	11/15/55	1,000,000	985,232
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	4,118,000	4,059,047
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	6,000,099	6,229,443
				118,582,683
Agency MBS CMO — 3.8%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	4.868%	05/15/35	207,822	205,726
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	4.818%	03/15/36	163,397	162,376
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	5.547%	11/15/37	1,941,122	1,925,800
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	4.868%	01/15/41	23,282	23,251
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	4.947%	07/15/41	131,209	130,069
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	4.818%	07/15/43	46,313	46,160
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	597,274
FHLMC, Pool #QH-5181	6.000%	11/01/53	10,189,430	10,384,213

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 3.8% continued
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	$9,818,098	$9,618,862
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	5.086%	07/25/36	309,777	305,096
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	4.800%	11/25/36	140,214	138,726
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	4.920%	12/25/40	152,432	150,947
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,630,538	3,428,948
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	4.940%	04/25/42	76,506	75,862
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,742,995	1,665,191
FNMA, Series 2023-14, Class G	6.000%	06/25/48	4,840,314	4,932,286
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	548,046	544,776
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	5,905,772	6,033,885
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	8,632,979	8,833,820
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,511,878	3,611,282
GNMA, Series 2023-154, Class V	6.500%	07/20/34	11,099,831	11,461,082
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	8,013,782	8,204,479
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,030,657	8,274,823
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	8,680,185	9,005,224
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	16,187,670	16,691,220

18 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Agency MBS CMO — 3.8% continued
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	$7,226,333	$7,381,008
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	5,660,839	5,843,070
GNMA, Series 2023-151, Class BZ	6.500%	10/20/53	6,606,515	6,860,554
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	6,657,174	6,880,855
GNMA, Series 2025-004, Class MA	6.000%	01/20/62	21,885,053	22,565,427
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	4.961%	10/20/62	168,496	168,914
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	4.976%	10/20/62	332,922	333,994
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	5.075%	05/20/66	35,822	36,097
				156,521,297
Agency MBS CMO Derivatives — 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	2.153%	05/15/36	332,189	36,954
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	388,840	7,105
FNMA, Series 301, Class (PO)	0.000%	04/25/29	77,445	71,956
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	2.130%	05/25/40	240,100	23,431
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	355,014	61,248
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	91,731	599
				201,293

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 4.9%
FHLMC, Pool #QH-5484	1.500%	11/01/31	$22,456,783	$21,047,930
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,849,235	1,654,569
FHLMC, Pool #G6-0257	5.500%	06/01/41	283,643	292,055
FHLMC, Pool #84-1354	3.480%	11/01/48	3,221,630	3,292,214
FHLMC, Pool #QG-9457	6.500%	08/01/53	9,114,008	9,519,523
FNMA, Pool #AL8682	2.000%	07/01/31	4,517,092	4,301,918
FNMA, Pool #CA8542	2.500%	01/01/41	1,988,356	1,798,150
FNMA, Pool #BP6608	2.205%	08/01/50	1,934,551	1,857,542
FNMA, Pool #BM7138	1.694%	10/01/51	6,514,056	6,092,297
GNMA, Pool #CM7497C	5.000%	08/20/52	4,457,364	4,380,503
GNMA, Pool #MA9367	8.000%	12/20/53	3,978,779	4,154,526
GNMA, Pool #787873	7.000%	03/20/55	26,396,242	27,241,020
GNMA, Pool #788003	7.000%	06/20/55	18,000,000	18,575,762
GNMA, Pool #CW0334C	7.000%	07/20/63	1,704,182	1,748,355
GNMA, Pool #CW0526C	7.000%	08/20/63	1,532,508	1,572,232
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	13,962,711	15,132,976
GNMA, Pool #DH9776	7.000%	03/20/65	51,548,640	52,883,911
GNMA, Pool #DJ1126	7.000%	04/20/65	28,478,063	29,215,735
				204,761,218
Auto Loan — 7.2%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	2,966,831	2,974,690
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	4,134,400	4,202,884
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	2,900,000	2,959,320
ACM Auto Trust, Series 2025-1A, Class B (c)	7.870%	11/20/31	3,500,000	3,548,162

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Auto Loan — 7.2% continued
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	$2,400,000	$2,437,729
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	5,950,000	5,983,356
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	4,601,359	4,633,437
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,924,334
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,253,468
CPS Auto Trust, Series 2024-D, Class A (c)	4.910%	06/15/28	11,883,982	11,891,095
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	10,082,724	10,017,882
FinBe USA Trust, Series 2025-1A, Class A (c)	5.700%	12/15/28	15,500,000	15,507,008
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	13,267,722
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,834,606
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,619,314
Hertz Vehicle Financing, LLC, Series 2022-5A, Class D (c)	6.780%	09/25/28	10,000,000	9,775,655
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C (c)	6.700%	01/25/29	9,000,000	9,093,968

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.2% continued
Hertz Vehicle Financing, LLC, Series 2023-4A, Class D (c)	9.440%	03/25/30	$10,000,000	$10,267,391
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,400,000	5,448,727
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D (c)	10.300%	01/27/31	5,500,000	5,632,026
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	328,571	329,087
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,796,393
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,848,531
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	3,000,000	3,042,713
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	8,750,848	8,826,352
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	3,889,965	3,939,412
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	4,862,457	4,869,087
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	5,750,000	5,767,801
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (c)	5.415%	06/27/33	52,508,305	52,414,000

20 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Auto Loan — 7.2% continued
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class B (c)	6.020%	06/27/33	$21,000,000	$20,965,350
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	21,975,000	21,952,572
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)	6.610%	10/15/27	1,568,795	1,575,987
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)	6.360%	12/15/27	1,766,460	1,771,921
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)	6.570%	02/15/28	5,750,000	5,805,086
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)	6.930%	04/17/28	2,500,000	2,530,426
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)	7.610%	08/15/28	6,000,000	6,110,152
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)	5.360%	09/15/28	2,875,000	2,881,445
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (c)	6.340%	04/16/29	2,930,000	2,939,057
Tricolor Auto Securitization Trust, Series 2025-1, Class E (c)	10.370%	04/15/32	2,000,000	2,022,680
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	892,401	902,954

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.2% continued
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	$255,359	$255,690
				297,819,470
CRE/CLO — 4.8%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	7,546,818	7,228,282
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	3,575,985	3,395,701
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.679%	12/18/37	3,000,000	2,949,825
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	7.529%	12/18/37	6,000,000	5,891,052
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.029%	12/18/37	2,000,000	1,953,778
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class D (1* TSFR1M + 301) (a)(c)	7.326%	11/15/36	26,214,900	26,025,576
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(c)	7.514%	01/18/41	6,500,000	6,483,672
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(c)	8.014%	01/18/41	9,500,000	9,476,392

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
CRE/CLO — 4.8% continued
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.343%	11/15/37	$6,063,363	$6,065,067
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(c)	7.743%	11/15/37	1,250,000	1,206,310
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(c)	6.093%	02/15/38	5,250,000	5,178,684
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)	6.643%	02/15/38	6,386,000	6,131,939
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(c)	6.743%	02/15/38	3,500,000	3,038,129
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.693%	05/15/38	13,250,000	12,460,154
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	5.493%	05/17/38	27,524,056	27,395,794
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (a)(c)	6.379%	02/18/38	10,000,000	9,876,630
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	5.643%	07/15/36	3,397,086	3,388,946
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class AS (1* TSFR1M + 156) (a)(c)	5.879%	07/16/36	6,000,000	5,983,344

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 4.8% continued
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (a)(c)	6.279%	07/16/36	$8,300,000	$8,240,970
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class AS (1* TSFR1M + 319) (a)(c)	7.505%	09/17/37	10,000,000	10,002,630
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (a)(c)	8.053%	09/17/37	6,000,000	6,001,560
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	10.047%	09/17/37	1,250,000	1,251,346
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (a)(c)	6.806%	08/18/41	4,500,000	4,504,491
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (a)(c)	7.255%	08/18/41	7,500,000	7,511,422
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (a)(c)	8.353%	08/18/41	6,500,000	6,497,868

22 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
CRE/CLO — 4.8% continued
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(c)	8.425%	09/17/39	$6,000,000	$5,965,194
PFP III, Series 2025-12, Class B (1* TSFR1M + 204) (a)(c)	6.364%	12/18/42	5,000,000	4,989,690
				199,094,446
Credit Cards — 4.8%
Avant Credit Card Master Trust, Series 2024-1A, Class E (c)	13.150%	04/15/30	5,000,000	5,099,974
Continental Finance Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	12,641,523	12,624,141
Continental Finance Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	12,500,000	12,448,215
Continental Finance Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	16,210,000	15,955,010
Continental Finance Credit Card, LLC, Series 24-A, Class D (c)	9.420%	12/15/32	6,500,000	6,563,125
Continental Finance Credit Card, LLC, Series 2024-A, Class E (c)	12.760%	12/15/32	19,728,000	19,946,740
Genesis Sales Finance Master Trust, Series 2024-B, Class C (c)	6.610%	12/20/32	23,333,000	23,483,290
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,500,000	5,537,258

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 4.8% continued
Genesis Sales Finance Master Trust, Series 2024-B, Class E (c)	9.800%	12/20/32	$20,000,000	$20,101,230
Genesis Sales Finance Master Trust, Series 2024-B, Class F (c)	13.370%	12/20/32	20,167,000	20,479,139
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,250,000	5,280,408
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (c)	10.420%	07/20/29	11,000,000	11,165,218
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (c)	14.130%	07/20/29	16,000,000	16,261,754
Mission Lane Credit Card Master Trust, Series 2023-B, Class A (c)	7.690%	11/15/28	3,490,000	3,493,292
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	11,000,000	11,085,474
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (c)	13.690%	08/15/29	5,000,000	5,090,823
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (c)	12.190%	01/15/30	5,910,000	5,948,673
				200,563,764

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Equipment — 1.1%
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	$4,700,104	$4,749,069
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	6,914,296
Crockett Partners Equipment Co., Series 2024-2A, Class B (c)	6.780%	01/20/31	3,166,667	3,225,098
Crockett Partners Equipment Co., Series 2024-2A, Class C (c)	10.160%	01/20/31	1,833,333	1,897,194
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,263,955
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	9,500,000	9,706,062
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,635,668
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	8,142,986	7,982,681
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	2,961,764	2,918,469
				44,292,492
HECM — 5.6%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	1,097,722	985,897
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,523,697	1,365,203
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	6,549,876	6,397,067

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.6% continued
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	$4,288,108	$3,808,573
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	5,092,129	4,761,594
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	1,573,813	1,373,759
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,573,813	1,426,423
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	10,215,972	9,978,084
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	9,626,449	9,503,350
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A1 (c)	5.000%	01/25/65	17,727,411	17,464,377
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,920,653
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	4,157,747	3,825,721

24 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
HECM — 5.6% continued
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	$6,703,310	$6,550,149
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (c)	3.000%	05/25/34	15,000,000	13,484,617
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (c)	3.000%	05/25/34	2,000,000	1,892,040
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (c)	3.000%	05/25/34	7,850,000	7,479,838
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (c)	3.000%	05/25/34	12,715,122	12,493,781
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	1,500,000	1,397,586
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	19,254,265	18,887,242
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	7,168,906
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	7,676,625
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (c)	4.000%	08/25/34	6,000,000	5,431,679
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (c)	4.000%	08/25/34	3,250,000	3,117,614

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.6% continued
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	$5,079,432	$4,640,074
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (c)	6.000%	10/01/34	8,000,000	6,009,144
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	8,520,948
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	2,500,000	2,371,621
Ocwen Loan Investment Trust, Series 24-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	5,090,474
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (c)	5.000%	08/25/37	3,650,000	3,314,750
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,837,029
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,350,000	5,953,030
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	859,805
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	8,838,582	8,122,942
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,706,702	2,320,627
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	1,923,549	1,770,369

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
HECM — 5.6% continued
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	$7,600,873	$7,108,933
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	3,101,475
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	2,600,000	2,277,199
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	5,418,117
RMF Proprietary Issuance Trust, Series 2022-3, Class A (a)(c)	4.000%	08/25/62	4,465,376	4,311,670
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	5,800,000	5,056,147
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,600,000	1,424,916
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	3,478,880
				232,378,928
Hospitality — 1.4%
Extended Stay America Trust, Series 2021-ESH, Class D (a)(c)	6.676%	07/15/38	17,376,706	17,398,427
Extended Stay America Trust, Series 2021-ESH, Class E (a)(c)	7.276%	07/15/38	18,724,197	18,771,007
INTOWN Mortgage Trust, Series 2025-STAY, Class D (a)(c)	7.162%	03/15/42	13,620,000	13,577,437

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 1.4% continued
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	$9,000,000	$9,089,111
				58,835,982
Industrial — 1.2%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(c)	6.903%	03/15/30	34,850,000	34,762,875
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B (c)	5.393%	09/15/36	5,394,435	5,372,520
BX Commercial Mortgage Trust, Series 2025-VLT6, Class B (1* TSFR1M + 189) (a)(c)	6.204%	03/15/42	3,645,000	3,640,770
BX Commercial Mortgage Trust, Series 2025-VLT6, Class C (1* TSFR1M + 219) (a)(c)	6.504%	03/15/42	5,750,000	5,739,219
				49,515,384
Laboratory — 1.7%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	14,750,000	14,638,404
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.826%	03/15/38	5,344,500	5,304,416
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(c)	7.376%	03/15/38	10,990,000	10,803,193
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	5.607%	05/15/39	31,395,000	30,413,906

26 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Laboratory — 1.7% continued
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	6.405%	05/15/39	$9,250,000	$8,325,000
				69,484,919
Manufactured Housing — 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	1,100,000	1,055,810

Multifamily — 5.8%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	7.401%	08/15/39	28,150,866	28,253,746
BX Commerical Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (a)(c)	6.452%	08/15/39	6,212,605	6,224,254
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(c)	6.398%	10/25/25	1,125,038	1,128,629
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	6.476%	10/25/25	2,133,604	2,123,139
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(c)	6.476%	04/25/26	3,245,197	3,165,556
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	6.171%	01/25/28	2,254,710	2,175,190
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	6.476%	06/25/28	4,142,895	3,919,641

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.8% continued
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	6.326%	07/25/28	$2,503,081	$2,399,363
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	5.901%	01/25/29	2,955,419	2,816,636
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(c)	6.776%	02/25/29	2,045,713	1,957,256
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	6.127%	08/25/29	3,891,998	3,687,633
Multifamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(c)	11.920%	03/25/50	14,063,000	14,638,544
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(c)	7.055%	07/25/54	15,383,810	15,494,294
Multifamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(c)	6.705%	05/25/55	18,348,752	18,357,095
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	6.105%	07/25/41	4,416,879	4,337,380
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	7.855%	07/25/41	33,250,000	33,250,170

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Multifamily — 5.8% continued
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(c)	9.805%	07/25/41	$16,504,000	$16,544,154
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (a)(c)	7.155%	05/25/44	6,997,549	7,068,212
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.772%	10/25/44	3,807,254	3,813,195
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (a)(c)	10.305%	10/25/44	2,375,000	2,452,679
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(c)	6.355%	02/25/45	13,241,000	13,108,759
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (a)(c)	7.155%	02/25/45	7,250,000	7,177,579
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class B1 (1* SOFR30A + 495) (a)(c)	9.255%	02/25/45	4,010,000	3,989,947

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.8% continued
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	6.305%	01/25/51	$3,501,982	$3,485,933
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	6.605%	11/25/51	15,804,660	15,818,013
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(c)	11.155%	11/25/51	13,500,000	14,293,134
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	8.555%	05/25/52	8,607,666	8,753,793
				240,433,924
Non-Agency MBS 2.0 — 1.0%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	5.872%	02/25/50	1,903,867	1,797,363
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	5.605%	03/25/51	3,689,945	3,682,706
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	6.105%	03/25/51	1,218,820	1,201,150
Redwood Funding Trust, Series 2025-RR1, Class A1 (c)	6.767%	06/27/28	34,000,000	33,999,524

28 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Non-Agency MBS 2.0 — 1.0% continued
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	$3,313,748	$3,310,776
				43,991,519
Non-Performing Loan — 1.6%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (c)	8.996%	11/25/29	10,000,000	9,994,651
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL1, Class A1 (c)	7.118%	01/25/30	25,884,161	25,874,584
Saluda Grade Alternative Mortgage Trust, Series 2022-NPL1, Class A2 (c)	9.047%	01/25/30	7,785,000	7,810,636
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	21,341,157	21,405,244
				65,085,115
Non-QM — 1.3%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.914%	08/25/34	3,246	3,175
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	9,081,640	9,106,990
COLT Funding, LLC, Series 2025-6, Class A1 (c)	5.529%	08/25/70	29,700,000	29,789,629
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	15,462,292	14,678,683
				53,578,477

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 1.6%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	$4,600,000	$4,022,170
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	6,000,000	5,644,150
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	4,800,000	4,156,059
COLEM Mortgage Trust, Series 2022-HLNE, Class D (c)	2.461%	04/12/42	3,360,000	2,658,545
DBGS Mortgage Trust, Series 2018-5BP, Class D (c)	5.926%	06/15/33	2,000,000	1,745,000
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (c)	5.576%	10/15/43	7,225,000	7,011,516
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	6.126%	10/15/43	19,400,000	18,302,748
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class D (1* TSFR1M + 315) (a)(c)	7.462%	01/15/42	9,200,000	9,228,213
JP Morgan Chase Commerical Mortgage Trust, Series 2025-BMS, Class C (1* TSFR1M + 240) (a)(c)	6.712%	01/15/42	4,680,000	4,664,413

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Office — 1.6% continued
NYC Commerical Mortgage Trust, Series 2025-3BP, Class D (1* TSFR1M + 244) (a)(c)	6.753%	02/15/42	$4,700,000	$4,618,140
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(c)	6.609%	12/15/35	2,000,000	1,867,448
NYT Mortgage Trust, Series 2019-NYT, Class E (1* TSFR1M + 280) (a)(c)	7.109%	12/15/35	4,000,000	3,558,056
				67,476,458
Residential Transition Loan — 8.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	2,281,373	2,159,902
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)(e)	7.610%	01/25/26	1,825,743	69,768
Anchor Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.718%	05/25/40	9,400,000	9,399,811
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	5.104%	03/28/29	1,961,556	1,960,375
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (c)	6.456%	05/25/40	12,968,000	13,103,395
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	4,950,000	4,973,892
Fidelis Mortgage Trust, Series 25-RTL1, Class A1 (c)	5.880%	02/27/40	26,000,000	26,134,927

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 8.1% continued
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (c)	7.120%	07/25/29	$36,000,000	$36,171,691
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	5,000,000	5,024,711
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (c)	5.989%	09/25/39	24,000,000	24,053,230
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	7,000,000	7,010,074
LHOME Mortgage Trust, Series 2023-RTL1, Class A1 (c)	7.869%	01/25/28	1,895,121	1,894,998
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	7,050,000	7,108,662
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,523,019
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,250,000	2,273,827
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (c)	7.390%	03/25/29	25,000,000	25,267,352
LHOME Mortgage Trust, Series 2024-RTL2, Class M (c)	12.404%	03/25/29	1,800,000	1,816,726
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	26,000,000	26,298,054

30 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Residential Transition Loan — 8.1% continued
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	$1,750,000	$1,758,016
LHOME Mortgage Trust, Series 2024-RTL4, Class A2 (c)	6.092%	07/25/39	9,500,000	9,495,905
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	34,000,000	34,103,510
LHOME Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.379%	01/25/40	3,750,000	3,704,609
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,517,310
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.539%	02/25/40	9,800,000	9,713,285
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	7,900,000	7,874,886
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,683,693
ROC Securities Trust, Series 2025-RTL1, Class A1 (c)	5.625%	02/25/40	25,000,000	25,051,660
ROC Securities Trust, Series 2025-RTL1, Class M1 (c)	6.990%	02/25/40	7,700,000	7,714,723
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (c)	5.545%	07/25/39	16,000,000	15,983,336
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	5,400,000	5,414,524
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (c)	9.398%	07/25/39	8,750,000	8,617,366
				335,877,237

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 0.4%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (a)c)	5.676%	02/15/40	$2,202,248	$2,201,012
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	5.976%	02/15/40	4,552,000	4,549,474
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	6.326%	02/15/40	3,040,000	3,038,312
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.026%	02/15/40	2,083,200	2,082,042
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(c)	8.176%	02/15/40	5,680,000	5,676,835
				17,547,675
Second Lien — 4.9%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	12,952,555	12,933,186
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	13,636,393	13,776,978
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	10,416,153	10,453,930
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	42,103,671	41,740,144
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	6,322,371	6,318,039
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	6,280,900	6,264,878

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Second Lien — 4.9% continued
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	$10,873,549	$10,912,097
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	18,966,493	18,865,238
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	19,000,000	18,857,941
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	5,577,346	5,647,721
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (c)	5.252%	10/25/54	16,763,833	16,658,395
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	10,954,412	10,966,996
Woodward Capital Management, Series 2023-CES2, Class A1A (a)(c)	6.808%	09/25/43	12,609,332	12,740,823
Woodward Capital Management, Series 24-CES3, Class A1A (c)	6.591%	05/25/44	12,748,303	12,913,103
Woodward Capital Management, Series 2024-CES5, Class A1A (c)	5.846%	08/25/44	4,881,881	4,905,674
				203,955,143
Single Family Rental — 7.6%
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	42,470,972	42,166,290
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	89,986,599	88,846,811
Firstkey Homes Trust, Series 2020-SFR2, Class B (c)	1.567%	10/19/37	24,485,000	24,154,487

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 7.6% continued
FirstKey Homes Trust, Series 2020-SFR1, Class B (c)	1.740%	08/17/37	$3,580,000	$3,553,016
FirstKey Homes Trust, Series 2020-SFR1, Class D (c)	2.241%	08/17/37	3,000,000	2,977,738
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	2,098,138	2,013,725
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,286,543	2,199,329
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	510,836	503,661
Progress Residential Trust, Series 2024-SFR4, Class E2 (c)	3.400%	07/09/29	4,500,000	4,027,921
Progress Residential Trust, Series 2024-SFR4, Class E1 (c)	3.400%	07/09/29	12,500,000	11,320,522
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	13,783,359
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	22,681,000	20,613,194
Progress Residential Trust, Series 2021-SFR4, Class A (c)	1.558%	05/19/38	454,801	445,461
Progress Residential Trust, Series 2021-SFR5, Class A (c)	1.427%	07/17/38	433,837	422,474
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	5,000,000	4,841,633

32 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Single Family Rental — 7.6% continued
Progress Residential Trust, Series 2021-SFR8, Class E2 (c)	2.532%	10/17/38	$11,311,000	$10,948,731
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	3,141,000	3,046,585
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,500,000	2,303,677
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,378,589
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	11,500,000	10,675,622
Progress Residential Trust, Series 2024-SFR3, Class E2 (c)	4.000%	06/17/41	2,000,000	1,858,334
Progress Residential Trust, Series 2025-SFR1, Class D (c)	3.650%	02/17/42	6,500,000	5,997,120
Progress Residential Trust, Series 2025-SFR1, Class E2 (c)	3.750%	02/17/42	11,000,000	9,944,261
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	23,607,098	23,534,813
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	7,524,159	7,501,835
Tricon American Homes, Series 2019-SFR1, Class E (c)	3.397%	03/17/38	4,000,000	3,953,266

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 7.6% continued
Tricon American Homes, Series 2019-SFR1, Class A (c)	3.745%	03/17/38	$1,229,046	$1,212,560
Tricon American Homes, Series 2019-SFR1, Class F (c)	3.745%	03/17/38	3,000,000	2,953,857
Tricon Residential, Series 2025-SFR1, Class C (1* TSFR1M + 160) (a)(c)	5.929%	03/17/30	5,650,000	5,648,330
Tricon Residential, Series 2025-SFR1, Class D (1* TSFR1M + 200) (a)(c)	6.329%	03/17/30	4,000,000	4,003,272
				316,830,473
Small Business — 2.7%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	9,109,856
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	4,080,862
FORA Financial Asset Securitization, Series 2024-1A, Class D (c)	12.010%	08/15/29	4,000,000	4,024,994
FORA Financial Asset Securitization, Series 2024-1A, Class E (c)	15.510%	08/15/29	8,947,000	8,952,482
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	11,000,000	10,987,537
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (c)	5.490%	09/10/31	10,000,000	9,988,670
Kapitus Asset Securitization, LLC, Series 2024-4R, Class B (c)	5.690%	09/10/31	4,800,000	4,783,091

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 33

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Small Business — 2.7% continued
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	$2,000,000	$1,995,522
Kapitus Asset Securitization, LLC, Series 2024-4R, Class D (c)	9.900%	09/10/31	6,220,000	6,207,729
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (c)	12.057%	10/15/31	3,440,000	3,508,514
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	1,213,578	1,210,894
Newtek Alternative Loan Program, Series 2024-1, Class A (c)	6.490%	12/27/49	15,592,521	15,780,909
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	4,677,756	4,733,551
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	7.750%	10/25/49	1,621,103	1,604,409
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	8.250%	07/25/50	4,355,149	4,336,712
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	3,750,000	3,808,729
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	6,500,000	6,462,438
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (c)	7.030%	10/17/31	2,300,000	2,292,425

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 2.7% continued
RFS Asset Securitization II, LLC, Series 2024-1, Class D (c)	12.324%	07/15/31	$3,250,000	$3,293,326
RFS Asset Securitization II, LLC, Series 2024-1, Class E (c)	14.782%	07/15/31	5,565,000	5,613,742
				112,776,392
Student Loan — 0.3%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	3,426,260	3,432,586
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,700,000	2,717,973
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	538,843	529,075
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	318,358	311,501
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	1,788,530	1,747,867
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,156,274	1,063,066
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	592,807	557,157
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	196,309
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	2,646,909	2,581,060
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	5.684%	07/25/51	418,417	418,016
				13,554,610

34 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Unsecured Consumer — 12.0%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	$1,750,000	$1,776,797
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	177,688	178,037
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	3,000,000	3,093,358
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	17,223,849	17,425,062
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	5,600,000	5,635,054
ACHV ABS Trust, Series 2024-3AL, Class E (c)	7.000%	12/26/31	7,750,000	7,606,767
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,981,446	1,986,664
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	10,000,000	10,011,755
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	12,930,487	13,062,991
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	12,213,428	12,252,603
AMCR ABS Trust, Series 2024-A, Class B (c)	6.970%	08/18/31	5,000,000	5,048,926
AMCR ABS Trust, Series 2024-A, Class C (c)	11.250%	08/18/31	6,000,000	6,032,055
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,645,056
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	13,350,000	13,434,377

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.0% continued
Cherry Securitization Trust, Series 2024-1A, Class C (c)	9.310%	04/15/32	$2,750,000	$2,805,121
Cherry Securitization Trust, Series 2024-1A, Class D (c)	12.280%	04/15/32	11,390,000	11,574,679
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	18,200,000	18,384,355
Cherry Securitization Trust, Series 2025-1A, Class D (c)	12.690%	11/15/32	14,000,000	14,335,892
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	6,919,993	6,959,615
Freedom Financial Trust, Series 2022-4FP, Class D (c)	7.400%	12/18/29	14,520,088	14,618,787
LendingPoint Asset Securitization, Series 2022-C, Class C (c)	8.680%	02/15/30	4,500,000	4,270,327
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	836,387
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,945,076
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	975,631
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	4,582,205	4,580,553
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,772,703

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 35

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Unsecured Consumer — 12.0% continued
Mariner Finance Issuance Trust, Series 2024-AA, Class B (c)	5.680%	09/22/36	$4,000,000	$4,077,381
Mariner Finance Issuance Trust, Series 2024-AA, Class C (c)	6.000%	09/22/36	3,000,000	3,063,219
Oportun Funding, LLC, Series 2024-3, Class D (c)	9.600%	08/15/29	8,300,000	8,602,484
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,007,226
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	12,250,000	12,753,872
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	2,142,148	2,089,656
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	4,303,969	4,251,818
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	7,600,000	7,733,670
Oportun Funding, LLC, Series 2022-A, Class D (c)	8.500%	06/09/31	2,500,000	2,504,114
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	10,067,479	9,834,378
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	7,478,699	7,315,148
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	4,889,918	4,805,371
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	3,609,910	3,552,447

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.0% continued
Oportun Funding, LLC, Series 2024-2, Class D (c)	10.470%	02/09/32	$8,000,000	$8,387,741
Oportun Funding, LLC, Series 2025-1, Class B (c)	5.240%	08/16/32	3,122,000	3,128,734
Oportun Funding, LLC, Series 2025-1, Class D (c)	8.270%	08/16/32	4,500,000	4,517,665
Oportun Funding, LLC, Series 2025-A, Class D (c)	7.250%	02/08/33	6,500,000	6,492,226
Oportun Funding, LLC, Series 2025-A, Class E (c)	10.000%	02/08/33	8,500,000	8,464,737
Oportun Funding, LLC, Series 2025-B, Class E (c)	9.400%	05/09/33	7,250,000	7,225,906
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	1,029,192	1,035,790
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	4,450,673	4,511,269
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	2,106,200	2,122,099
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (c)	6.611%	08/15/31	7,202,598	7,267,894
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	9,216,843	9,327,792
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	5,207,501	5,266,986
Pagaya AI Debt Selection Trust, Series 2025-R1, Class E (c)	12.105%	06/15/32	3,000,000	3,021,228

36 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Unsecured Consumer — 12.0% continued
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	$11,798,993	$11,837,174
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	15,573,211	15,598,410
Pagaya AI Debt Selection Trust, Series 2025-1, Class E (c)	10.079%	07/15/32	6,999,402	7,063,907
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (c)	12.626%	12/15/32	7,500,000	7,672,670
Pagaya AI Debt Selection Trust, Series 2025-4, Class C (c)	6.146%	01/17/33	13,000,000	13,096,746
Pagaya AI Debt Selection Trust, Series 2025-4, Class D (c)	6.572%	01/17/33	6,900,000	6,933,631
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	14,400,000	14,487,124
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	2,650,000	2,697,691
Pagaya Point of Sale Holdings, Series 2025-1, Class F (c)	12.000%	01/20/34	2,600,000	2,394,117
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	1,983,996
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,887,854
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,226,980
Reach Financial, LLC, Series 2022-1A, Class C (c)	5.880%	11/15/29	755,037	755,212

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.0% continued
Reach Financial, LLC, Series 2022-2A, Class C (c)	8.400%	05/15/30	$515,783	$516,440
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,500,000	3,538,260
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	3,450,000	3,558,640
Reach Financial, LLC, Series 2023-1A, Class C (c)	8.450%	02/18/31	14,020,000	14,377,389
Reach Financial, LLC, Series 2024-2A, Class C (c)	6.130%	07/15/31	3,000,000	3,066,041
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	5,700,000	5,724,818
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	2,500,000	2,522,787
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	889,159
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,650,000	4,591,078
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	17,297,100	17,444,836
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	8,875,000	8,955,793
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	573,626	569,911
Upstart Pass-Through Trust, Series 2022-ST3, Class A (c)	4.300%	05/20/30	4,638,319	4,606,240

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 37

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Unsecured Consumer — 12.0% continued
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	$882,369	$876,618
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	6,323,757	6,363,751
				499,846,752

Total Securitized
(Cost $3,554,956,665)				$3,604,061,461

Treasury — 4.7%
U.S. Treasury Notes	3.125%	08/15/25	$15,000,000	$14,974,398
U.S. Treasury Notes	1.625%	02/15/26	20,000,000	19,685,742
U.S. Treasury STRIPS	0.125%	04/15/26	12,231,100	12,095,164
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	14,944,336
U.S. Treasury Notes	3.750%	08/31/26	20,000,000	19,952,344
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,111,914
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,756,250
U.S. Treasury Notes (b)	4.500%	05/15/27	20,000,000	20,263,281
U.S. Treasury Notes (b)	2.250%	08/15/27	50,000,000	48,500,000
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	20,069,531
Total Treasury
(Cost $194,513,856)				$195,352,960

	Shares	Fair Value
Registered Investment Companies — 6.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (f)	273,518,659	$273,518,659
State Street Navigator Securities Lending Portfolio I, 4.18% (f)(g)	9,138,975	9,138,975
Total Registered Investment Companies
(Cost $282,657,634)		$282,657,634

Total Investment Securities — 99.7%
(Cost $4,099,518,537)		$4,149,924,159

Other Assets in Excess of Liabilities — 0.3%		10,762,865

Net Assets — 100.0%		$4,160,687,024

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $45,944,471.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2025 was $3,249,210,459, representing 78.1% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2025 was $9,599,893 representing 0.2% of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2025.

38 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

(g)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

NA — National Association

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5%
Banking — 5.3%
American Express Co.	5.282%	07/27/29	$400,000	$411,285
American Express Co. (a)	5.532%	04/25/30	325,000	337,851
American Express Co.	5.085%	01/30/31	925,000	946,710
American Express Co.	5.284%	07/26/35	825,000	835,194
Bank of America Corp. (a)	3.194%	07/23/30	3,250,000	3,093,643
Bank of America Corp. (1* TSFR3M + 145) (a)(b)	2.884%	10/22/30	2,300,000	2,152,802
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	411,390
Bank of America Corp., Class B (1* SOFR + 153) (b)	1.898%	07/23/31	3,000,000	2,636,020
Bank of America Corp. (b)	2.687%	04/22/32	7,125,000	6,394,152
Bank of America Corp. (b)	4.571%	04/27/33	1,700,000	1,672,921
Bank of America Corp. (a)(b)	5.468%	01/23/35	250,000	256,835
Bank of Montreal France	0.949%	01/22/27	630,000	617,301
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,150,000	2,283,235
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	530,305
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	1,700,000	1,735,388
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	965,937
Capital One Financial Corp.	3.273%	03/01/30	400,000	382,604
Capital One Financial Corp. (b)	6.377%	06/08/34	500,000	532,302
Citibank NA	5.570%	04/30/34	1,750,000	1,822,915
Citigroup, Inc. (1* SOFR + 125) (b)	5.809%	07/01/26	100,000	100,000
Citigroup, Inc. (a)(b)	5.174%	02/13/30	500,000	510,117
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	3,380,000	3,162,191
Citigroup, Inc. (b)	2.666%	01/29/31	4,537,000	4,159,901

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Banking — 5.3% continued
Citigroup, Inc. (1* SOFR + 211) (b)	2.572%	06/03/31	$4,175,000	$3,786,355
Citigroup, Inc. (b)	2.561%	05/01/32	1,550,000	1,373,174
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,352,860
Comerica, Inc. (b)	5.982%	01/30/30	2,850,000	2,919,231
Discover Bank	3.450%	07/27/26	1,500,000	1,483,393
Discover Bank	4.650%	09/13/28	1,683,000	1,691,895
Fifth Third Bancorp	1.707%	11/01/27	450,000	434,492
Fifth Third Bancorp	6.361%	10/27/28	500,000	521,220
Fifth Third Bancorp (1* SOFR + 234) (a)(b)	6.339%	07/27/29	750,000	789,976
First Horizon Bank (a)	5.750%	05/01/30	250,000	255,717
Goldman Sachs Group, Inc. (The) (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	935,245
Goldman Sachs Group, Inc. (The)	1.948%	10/21/27	1,000,000	968,262
Goldman Sachs Group, Inc. (The)	2.600%	02/07/30	500,000	462,087
Goldman Sachs Group, Inc. (The) (a)(b)	5.207%	01/28/31	1,800,000	1,842,134
Goldman Sachs Group, Inc. (The) (b)	1.992%	01/27/32	4,550,000	3,941,008
Goldman Sachs Group, Inc. (The) (1* SOFR + 128) (b)	2.615%	04/22/32	3,700,000	3,288,756
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,158,059
HSBC Holdings plc (b)	5.450%	03/03/36	1,000,000	1,005,512
Huntington Bancshares, Inc. (a)(b)	6.208%	08/21/29	750,000	786,988
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	394,990
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	493,249
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	390,730
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,302,458
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,009,534

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.3% continued
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	$3,110,000	$3,046,378
JPMorgan Chase & Co. (1* SOFR + 115) (b)	2.069%	06/01/29	1,250,000	1,172,406
JPMorgan Chase & Co. (b)	3.702%	05/06/30	1,500,000	1,459,931
JPMorgan Chase & Co. (1* SOFR + 151) (a)(b)	2.739%	10/15/30	1,850,000	1,725,016
JPMorgan Chase & Co. (a)	4.603%	10/22/30	1,900,000	1,906,490
JPMorgan Chase & Co. (b)	2.545%	11/08/32	475,000	418,163
JPMorgan Chase & Co. (b)	5.294%	07/22/35	950,000	966,741
KeyBank NA (a)	4.700%	01/26/26	250,000	249,876
KeyBank NA	5.000%	01/26/33	3,650,000	3,601,793
KeyCorp (a)	2.550%	10/01/29	385,000	355,488
KeyCorp	4.789%	06/01/33	300,000	292,459
M&T Bank Trust Co.	5.400%	11/21/25	600,000	601,171
Morgan Stanley	3.875%	01/27/26	700,000	697,068
Morgan Stanley	3.625%	01/20/27	100,000	99,139
Morgan Stanley, Series I (b)	5.230%	01/15/31	875,000	895,731
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	3,975,000	3,665,413
Morgan Stanley (SOFR + 312) (a)(b)	3.622%	04/01/31	2,500,000	2,397,393
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	3,750,000	3,208,293
Morgan Stanley (b)	1.928%	04/28/32	750,000	641,242
Morgan Stanley (a)(b)	4.889%	07/20/33	1,000,000	1,001,008
PNC Bank NA	2.700%	10/22/29	250,000	233,279
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	245,983
PNC Financial Services Group, Inc. (The) (a)	5.300%	01/21/28	1,000,000	1,015,026
PNC Financial Services Group, Inc. (The) (b)	5.582%	06/12/29	500,000	517,811
PNC Financial Services Group, Inc. (The) (b)	6.037%	10/28/33	850,000	903,931

40 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Banking — 5.3% continued
PNC Financial Services Group, Inc. (The) (a)	5.939%	08/18/34	$1,000,000	$1,057,879
Royal Bank of Canada (a)	4.522%	10/18/28	900,000	903,725
Royal Bank of Canada (a)	3.875%	05/04/32	2,150,000	2,056,290
State Street Corp. (a)	5.272%	08/03/26	700,000	707,029
State Street Corp.	2.623%	02/07/33	258,000	226,999
State Street Corp.	4.164%	08/04/33	300,000	288,393
Toronto-Dominion Bank (The) (a)	1.200%	06/03/26	1,050,000	1,020,353
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	510,211
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	517,188
Toronto-Dominion Bank (The)	4.994%	04/05/29	1,000,000	1,020,618
Toronto-Dominion Bank (The) (a)	3.200%	03/10/32	236,000	214,528
Truist Financial Corp.	5.900%	10/28/26	250,000	251,029
Truist Financial Corp.	6.047%	06/08/27	500,000	506,717
Truist Financial Corp.	4.873%	01/26/29	500,000	505,776
Truist Financial Corp. (a)(b)	1.887%	06/07/29	1,000,000	930,578
Truist Financial Corp. (a)(b)	7.161%	10/30/29	500,000	540,844
Truist Financial Corp., Series I	5.071%	05/20/31	450,000	456,840
Truist Financial Corp. (a)(b)	5.711%	01/24/35	500,000	518,275
US Bancorp	2.215%	01/27/28	800,000	773,140
US Bancorp	4.548%	07/22/28	300,000	300,677
US Bancorp (b)	5.775%	06/12/29	1,450,000	1,505,694
US Bancorp (a)	5.083%	05/15/31	875,000	892,536
US Bancorp (b)	4.839%	02/01/34	1,000,000	987,419
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	650,000	626,219
Wells Fargo & Co., Series W (1* SOFR + 174) (b)	5.574%	07/25/29	900,000	929,302
Wells Fargo & Co. (b)	2.879%	10/30/30	4,000,000	3,737,324
Wells Fargo & Co., Series W (b)	5.244%	01/24/31	875,000	897,608
Wells Fargo & Co. (b)	2.572%	02/11/31	1,050,000	961,922

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.3% continued
Wells Fargo & Co. (b)	3.350%	03/02/33	$2,700,000	$2,465,775
Wells Fargo & Co. (b)	5.499%	01/23/35	1,000,000	1,025,518
				129,191,959
Basic Industry — 0.1%
Nucor Corp.	3.125%	04/01/32	250,000	227,653
PPG Industries, Inc.	2.550%	06/15/30	300,000	273,290
Rio Tinto Financial USA plc	4.875%	03/14/30	825,000	840,777
				1,341,720
Brokerage Asset Managers Exchanges — 0.2%
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	510,868
BlackRock, Inc. (a)	2.100%	02/25/32	1,625,000	1,402,084
Charles Schwab Corp. (The) (b)	5.853%	05/19/34	1,950,000	2,071,507
Charles Schwab Corp. (The) (a)(b)	6.136%	08/24/34	450,000	486,891
Intercontinental Exchange, Inc. (a)	5.250%	06/15/31	400,000	415,208
Intercontinental Exchange, Inc. (a)	4.950%	06/15/52	875,000	784,709
				5,671,267
Capital Goods — 0.6%
Carrier Global Corp., Class B	2.722%	02/15/30	250,000	232,329
Caterpillar, Inc. (a)	5.200%	05/15/35	1,650,000	1,681,928
Deere & Co. (a)	3.100%	04/15/30	1,725,000	1,640,752
John Deere Capital Corp.	4.400%	09/08/31	900,000	897,930
John Deere Capital Corp.	5.100%	04/11/34	750,000	766,853
Johnson Controls International plc	5.500%	04/19/29	450,000	466,693
Johnson Controls International plc	2.000%	09/16/31	500,000	428,593
L3Harris Technologies, Inc.	4.400%	06/15/28	1,710,000	1,714,460
Northrop Grumman Corp. (a)	4.900%	06/01/34	900,000	897,368
RTX Corp. (a)	6.100%	03/15/34	2,675,000	2,891,971
Waste Connections, Inc.	3.200%	06/01/32	1,800,000	1,643,417

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Capital Goods — 0.6% continued
Waste Management, Inc.	3.875%	01/15/29	$1,375,000	$1,357,794
				14,620,088
Communications — 0.6%
American Tower Corp.	3.125%	01/15/27	300,000	294,121
American Tower Corp.	5.800%	11/15/28	250,000	260,819
American Tower Corp.	5.200%	02/15/29	500,000	511,611
American Tower Corp.	2.100%	06/15/30	200,000	177,618
AT&T, Inc.	2.300%	06/01/27	650,000	626,710
AT&T, Inc.	2.550%	12/01/33	114,000	95,407
AT&T, Inc.	4.500%	05/15/35	700,000	667,023
AT&T, Inc., Class B	3.500%	06/01/41	400,000	313,786
British Telecommunications plc (c)	3.250%	11/08/29	275,000	261,215
Comcast Corp. (a)	1.950%	01/15/31	1,525,000	1,336,763
Comcast Corp. (a)	4.950%	05/15/32	425,000	432,532
Comcast Corp.	3.969%	11/01/47	144,000	111,029
Comcast Corp.	5.350%	05/15/53	925,000	857,114
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	95,073
T-Mobile USA, Inc.	5.050%	07/15/33	4,975,000	5,008,716
Verizon Communications, Inc.	1.750%	01/20/31	700,000	603,174
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,255,643
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,066,291
WarnerMedia Holdings, Inc.	4.279%	03/15/32	828,000	696,555
				14,671,200
Consumer Cyclical — 1.5%
American Honda Finance (a)	4.900%	01/10/34	400,000	395,810
CVS Health Corp.	3.750%	04/01/30	500,000	479,649
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,201,792
CVS Health Corp. (a)	5.875%	06/01/53	450,000	429,964
Dollar Tree, Inc.	4.200%	05/15/28	4,100,000	4,061,277
Expedia, Inc. (a)	3.800%	02/15/28	1,250,000	1,231,499

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 1.5% continued
Ford Motor Co., Class B	3.250%	02/12/32	$1,000,000	$843,099
Ford Motor Credit Co., LLC	4.134%	08/04/25	1,250,000	1,248,708
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,067,050
General Motors Co.	5.400%	10/15/29	1,125,000	1,148,594
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	679,532
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	960,537
General Motors Financial Co., Inc. (a)	5.750%	02/08/31	500,000	513,761
General Motors Financial Co., Inc.	5.450%	09/06/34	1,700,000	1,666,303
Home Depot, Inc. (The)	4.950%	06/25/34	750,000	759,036
Home Depot, Inc. (The)	4.200%	04/01/43	1,100,000	938,300
Hyundai Capital America (c)	5.250%	01/08/27	400,000	403,720
Hyundai Capital America (c)	5.350%	03/19/29	1,500,000	1,527,199
Hyundai Capital America, Series A (a)(c)	5.300%	01/08/30	875,000	893,792
Hyundai Capital America (a)(c)	5.400%	06/24/31	850,000	869,585
Hyundai Capital America, Series A (c)	4.750%	09/26/31	400,000	395,016
Lowe’s Cos., Inc.	2.625%	04/01/31	950,000	856,955
Lowe’s Cos., Inc.	2.800%	09/15/41	3,025,000	2,113,319
Mercedes-Benz Financing NA (a)(c)	4.750%	03/31/28	500,000	504,123
Mercedes-Benz Financing NA (c)	5.000%	01/11/34	2,000,000	1,983,280
Target Corp. (a)	5.000%	04/15/35	3,340,000	3,334,795
Toyota Motor Credit Corp. (a)	4.550%	05/17/30	1,450,000	1,458,779
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	842,132
Volkswagen Group America (c)	5.650%	09/12/28	2,400,000	2,451,542
Walmart, Inc. (a)	4.500%	04/15/53	450,000	394,137
				37,653,285

42 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Consumer Non-Cyclical — 1.2%
Abbott Laboratories (a)	4.750%	11/30/36	$100,000	$99,528
AbbVie, Inc.	3.200%	11/21/29	3,900,000	3,730,359
AbbVie, Inc.	4.550%	03/15/35	100,000	97,090
AbbVie, Inc.	4.500%	05/14/35	800,000	772,922
Amgen, Inc. (a)	4.200%	03/01/33	400,000	383,930
Amgen, Inc. (a)	5.250%	03/02/33	500,000	512,011
Amgen, Inc.	5.600%	03/02/43	425,000	421,606
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,561,343
Baxter International, Inc. (a)	1.915%	02/01/27	300,000	288,813
Bristol-Myers Squibb Co. (a)	2.950%	03/15/32	300,000	271,984
Bristol-Myers Squibb Co. (a)	5.900%	11/15/33	1,450,000	1,554,466
Constellation Brands, Inc.	2.250%	08/01/31	350,000	303,206
HCA, Inc.	3.375%	03/15/29	1,900,000	1,825,435
HCA, Inc. (a)	4.125%	06/15/29	650,000	638,644
Johnson & Johnson	4.900%	06/01/31	2,175,000	2,249,053
Keurig Dr. Pepper, Inc. (a)	5.100%	03/15/27	800,000	809,937
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,242,418
Kroger Co. (The) (a)	2.650%	10/15/26	100,000	97,972
Kroger Co. (The)	2.200%	05/01/30	125,000	113,083
Kroger Co. (The) (a)	1.700%	01/15/31	1,427,000	1,231,915
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	365,224
Mondelez International, Inc. (c)	1.250%	09/24/26	1,600,000	1,541,954
Pfizer, Inc. (a)	7.200%	03/15/39	1,100,000	1,306,770
Pfizer, Inc. (a)	5.340%	05/19/63	1,800,000	1,669,446
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,567,958
Phillip Morris International, Inc. (a)	5.375%	02/15/33	900,000	929,445
Roche Holdings, Inc. (a)(c)	5.593%	11/13/33	2,331,000	2,471,882
				29,058,394

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.4%
American Electric Power, Inc.	1.000%	11/01/25	$500,000	$493,842
CMS Energy Corp.	2.950%	02/15/27	100,000	97,621
Commonwealth Edison Co.	5.300%	06/01/34	900,000	925,959
Dominion Energy South Carolina, Inc.	6.250%	10/15/53	450,000	486,095
Dominion Energy, Inc. (a)	1.450%	04/15/26	750,000	732,030
DTE Electric Co.	5.200%	04/01/33	450,000	462,363
DTE Energy Co., Series E	2.850%	10/01/26	100,000	98,244
DTE Energy Co., Series H	2.950%	03/01/30	125,000	116,679
Duke Energy Corp. (a)	4.300%	03/15/28	825,000	826,018
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,064,164
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	227,941
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	257,471
Duke Energy Progress, Inc. (a)	2.000%	08/15/31	600,000	520,907
Florida Power & Light Co.	5.100%	04/01/33	500,000	511,032
Idaho Power Co.	5.500%	03/15/53	900,000	861,876
Idaho Power Co. (a)	5.800%	04/01/54	1,850,000	1,865,965
MidAmerican Energy Co.	3.650%	04/15/29	350,000	343,254
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	457,497
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,544,462
NextEra Energy Capital Holdings, Inc. (a)	5.250%	03/15/34	500,000	504,730
Northern States Power Co. (a)	2.250%	04/01/31	500,000	450,497
Northern States Power Co. (a)	5.100%	05/15/53	900,000	829,642
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	8,225,000	8,265,273
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	376,652

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Electric — 1.4% continued
Oncor Electric Delivery Co., LLC	4.950%	09/15/52	$500,000	$443,302
PacifiCorp	5.500%	05/15/54	450,000	413,869
PECO Energy Co.	3.000%	09/15/49	200,000	131,269
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	913,649
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	105,270
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,151,534
Public Service Co. of Colorado	4.500%	06/01/52	400,000	326,213
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	97,757
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	97,846
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	8,155,000	8,094,723
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	685,529
				34,781,175
Energy — 0.8%
BP Capital Markets America, Inc.	4.812%	02/13/33	800,000	798,930
BP Capital Markets America, Inc. (a)	4.893%	09/11/33	500,000	501,191
BP Capital Markets America, Inc. (a)	4.989%	04/10/34	500,000	503,149
ConocoPhillips Co.	5.550%	03/15/54	450,000	430,063
Coterra Energy, Inc.	3.900%	05/15/27	100,000	98,747
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	197,039
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	494,372
Energy Transfer, LP (c)	5.625%	05/01/27	500,000	500,989
Energy Transfer, LP (a)	4.950%	05/15/28	1,850,000	1,876,150
Energy Transfer, LP	5.550%	05/15/34	500,000	506,186
Helmerich & Payne, Inc. (a)	2.900%	09/29/31	1,650,000	1,379,661

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 0.8% continued
HF Sinclair Corp. (a)	5.750%	01/15/31	$3,700,000	$3,789,076
MPLX, LP	5.000%	03/01/33	3,400,000	3,352,693
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,432,997
Phillips 66 Co.	3.550%	10/01/26	100,000	98,962
Phillips 66 Co.	5.300%	06/30/33	875,000	883,976
Phillips 66 Co. (a)	4.950%	03/15/35	1,300,000	1,261,297
Shell Finance US, Inc.	2.375%	11/07/29	645,000	599,752
Shell International Finance BV	6.375%	12/15/38	73,000	80,981
Valero Energy Corp.	5.150%	02/15/30	400,000	407,912
				19,194,123
Insurance — 1.9%
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	696,428
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	1,434,000	1,340,086
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	825,000	837,318
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	803,341
Jackson National Life Global Funding (c)	5.550%	07/02/27	2,200,000	2,244,947
Lincoln National Corp. (a)	3.625%	12/12/26	100,000	98,820
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	499,642
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	387,721
MassMutual Global Funding (c)	5.150%	05/30/29	4,350,000	4,471,461
MassMutual Global Funding (c)	4.350%	09/17/31	2,300,000	2,267,059
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,916,467
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	995,870
Met Life Global Funding I (c)	1.550%	01/07/31	1,950,000	1,672,472

44 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Insurance — 1.9% continued
Met Life Global Funding I (c)	5.150%	03/28/33	$500,000	$507,464
Met Life Global Funding I (c)	5.050%	01/08/34	850,000	856,502
New York Life Global Funding (c)	1.150%	06/09/26	50,000	48,549
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	1,020,548
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	1,012,723
New York Life Global Funding (c)	1.200%	08/07/30	2,000,000	1,709,210
New York Life Global Funding (c)	5.000%	01/09/34	1,000,000	1,006,631
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	400,000
Northwestern Mutual Global Funding (c)	5.070%	03/25/27	3,000,000	3,047,073
Northwestern Mutual Global Funding (a)(c)	4.350%	09/15/27	400,000	401,497
Pacific Life Global Fund II (c)	1.450%	01/20/28	790,000	736,971
Pacific Life Global Fund II (c)	4.850%	02/10/30	5,217,000	5,296,540
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	710,134
Pricoa Global Funding I (a)(c)	5.100%	05/30/28	500,000	511,158
Pricoa Global Funding I (c)	4.650%	08/27/31	500,000	501,072
Pricoa Global Funding I (c)	5.350%	05/28/35	1,350,000	1,372,964
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	490,663
Principal Life Global Funding II (c)	5.000%	01/16/27	500,000	505,476
Principal Life Global Funding II (c)	4.600%	08/19/27	300,000	301,642
Progressive Corp.	3.200%	03/26/30	240,000	228,978
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	1,005,404

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 1.9% continued
Protective Life Global Funding (c)	1.618%	04/15/26	$800,000	$783,042
Protective Life Global Funding (c)	4.992%	01/12/27	500,000	504,748
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	606,441
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	517,305
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,310,390
RGA Global Funding (c)	2.000%	11/30/26	660,000	638,558
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,113,220
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	401,763
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	445,534
				46,223,832
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	290,247
Atmos Energy Corp. (a)	5.900%	11/15/33	850,000	912,437
Atmos Energy Corp.	4.125%	03/15/49	885,000	705,646
				1,908,330
Other Utility — 0.1%
American Water Capital Corp. (a)	2.800%	05/01/30	300,000	278,724
American Water Capital Corp.	2.300%	06/01/31	825,000	724,915
American Water Capital Corp.	5.150%	03/01/34	2,000,000	2,028,960
				3,032,599
REITS — 0.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	98,907
American Homes 4 Rent (a)	4.250%	02/15/28	100,000	99,399
Boston Properties, LP	2.750%	10/01/26	50,000	48,894
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,912,899
ERP Operating, LP	2.850%	11/01/26	100,000	98,189

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
REITS — 0.5% continued
ERP Operating, LP	2.500%	02/15/30	$1,850,000	$1,705,657
Extra Space Storage, LP	5.700%	04/01/28	100,000	103,289
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,237,464
Extra Space Storage, LP (a)	5.350%	01/15/35	400,000	402,670
Public Storage	1.850%	05/01/28	800,000	751,269
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,339,174
Realty Income Corp.	4.450%	09/15/26	413,000	413,136
Realty Income Corp.	3.000%	01/15/27	100,000	98,176
Realty Income Corp.	2.100%	03/15/28	250,000	236,714
Realty Income Corp.	2.200%	06/15/28	151,000	142,558
Realty Income Corp.	4.000%	07/15/29	$60,000	$59,236
Realty Income Corp.	3.200%	02/15/31	250,000	232,241
Realty Income Corp. (a)	5.125%	02/15/34	1,000,000	1,011,182
				11,991,054
Technology — 0.6%
Alphabet, Inc.	5.300%	05/15/65	430,000	421,031
Broadcom, Inc. (c)	4.150%	04/15/32	3,900,000	3,757,035
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,494,635
Dell International, LLC / EMC Corp.	5.000%	04/01/30	425,000	431,800
Fidelity National Information Services, Inc. (a)	1.650%	03/01/28	300,000	279,975
Foundry JV Holdco, LLC (c)	6.150%	01/25/32	500,000	526,121
Mastercard, Inc. (a)	2.000%	11/18/31	2,300,000	2,004,783
Mastercard, Inc.	4.875%	05/09/34	750,000	758,982
Oracle Corp.	2.875%	03/25/31	500,000	456,010
Oracle Corp. (a)	3.600%	04/01/40	5,100,000	4,081,923
Xilinx, Inc. (a)	2.375%	06/01/30	2,125,000	1,948,008
				16,160,303

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	$97,088	$97,153
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	273,150	261,807
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	479,263
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	962,164
CSX Corp.	4.250%	11/01/66	100,000	77,031
FedEx Corp. (c)	2.400%	05/15/31	500,000	442,811
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,844,612	2,456,059
Kirby Corp.	4.200%	03/01/28	600,000	594,582
Norfolk Southern Corp.	3.000%	03/15/32	600,000	544,199
Norfolk Southern Corp.	5.950%	03/15/64	500,000	514,448
Penske Trust Leasing Co. / PTL Finance Corp. (a)(c)	5.350%	03/30/29	1,350,000	1,384,335
Ryder System, Inc.	2.850%	03/01/27	500,000	487,012
Ryder System, Inc. (a)	5.300%	03/15/27	1,000,000	1,014,896
Ryder System, Inc.	5.500%	06/01/29	500,000	517,299
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,008,940
Southwest Airlines Co. (a)	2.625%	02/10/30	1,300,000	1,184,269
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	166,188	165,957
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	119,249	121,681
United Airlines Pass-Through Trust	5.450%	02/15/37	892,168	900,393

46 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Transportation — 0.6% continued
United Parcel Service, Inc. (a)	4.875%	03/03/33	$900,000	$915,468
United Parcel Service, Inc. (a)	5.250%	05/14/35	400,000	407,914
				14,537,681

Total Corporate Credit
(Cost $376,893,952)				$380,037,010

Government Related — 0.0% (e)
Government Owned, No Guarantee — 0.0% (e)
Tennessee Valley Authority	4.250%	09/15/52	500,000	415,674
Tennessee Valley Authority	4.625%	09/15/60	525,000	457,227

Total Government Related
(Cost $1,241,411)				$872,901

Securitized — 62.0%
ABS-Other — 2.3%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	962,397
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	351,563	349,686
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	2,000,000	1,954,047
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	3,300,000	3,125,674
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,708,711
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,378,223
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	3,727,434	3,611,220

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.3% continued
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	$2,273,006	$2,214,297
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	7,145,832	6,541,925
Helios Issuer, LLC, Series 2022-C, Class C (c)(d)	6.000%	11/22/49	2,607,464	1,079,630
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	63,228	59,147
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	987,170	898,788
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	89,846	82,629
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	82,953	73,272
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	303,487	274,348
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	32,078	29,827
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	146,469	142,563
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	1,886,343	1,335,107
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	400,127	333,479
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	643,816	487,017

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
ABS-Other — 2.3% continued
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	$2,249,526	$1,820,535
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	3,991,824	3,837,611
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	97,587	85,802
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	48,425	45,288
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	27,666	24,811
Mosaic Solar Loans, LLC, Series 2025-1, Class A (c)	6.120%	08/22/50	2,250,503	2,229,446
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	2,945,653	2,793,067
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,170,481	1,923,275
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(d)	8.180%	09/22/53	4,500,000	3,077,625
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	2,367,941	2,345,520
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	2,343,502	2,404,985
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	228,887	212,289
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	6,594	6,537

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.3% continued
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	$25,034	$22,717
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	1,100,000	1,085,449
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	979,770
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,270,050	2,286,589
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,565,554	2,893,880
				57,717,183
Agency CMBS — 3.3%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	21,419,927	17,357,231
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	18,344,363	14,946,620
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	9,382,685	7,793,071
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	6,500,000	6,368,329
FNMA, Pool #AN3598	2.550%	12/01/28	247,535	235,882
FNMA, Pool #BL4548	2.430%	10/01/29	176,203	164,859
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,816,794
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,621,313

48 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency CMBS — 3.3% continued
FNMA, Pool #BS0038	1.650%	01/01/31	$1,985,240	$1,721,095
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,733,588
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	690,954
FNMA, Pool #AN7612	3.280%	12/01/32	240,467	224,007
FNMA, Pool #FN0035	3.290%	12/01/32	5,560,077	5,167,070
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,407,176
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	1,978,695
FNMA, Pool #AM5015	4.940%	12/01/43	696,855	700,458
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,115,127	2,066,805
				79,993,947
Agency MBS CMO — 21.4%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	4.747%	05/15/28	14,586	14,572
FHLMC, Series 4847, Class CV	3.500%	02/15/30	254,455	251,085
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	149,244	148,793
FHLMC, Series 4265, Class FD (1* SOFR + 40)	4.818%	01/15/35	160,482	159,181
FHLMC, Series 5519, Class GV	5.750%	12/25/35	12,317,083	12,678,668
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	5.547%	11/15/37	240,554	238,655
FHLMC, Series 3605, Class PB	4.500%	11/15/39	43,717	42,864
FHLMC, Series 3617, Class PC	4.500%	12/15/39	58,520	58,544
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	4.947%	10/15/40	57,573	56,976
FHLMC, Series 3759, Class ME	4.000%	11/15/40	513,073	478,819

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
FHLMC, Series 3811, Class TA	5.000%	02/15/41	$216,369	$221,858
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,284,337	7,594,238
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	4.947%	07/15/41	46,090	45,690
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	535,410	539,916
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,827,316	3,783,156
FHLMC, Series 4136, Class LZ	3.000%	06/15/42	4,402,780	4,033,823
FHLMC, Series 4074, Class JY	2.500%	07/15/42	689,000	616,752
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,404,000	1,065,217
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,564,923	2,201,928
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	741,993
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,541,608	4,071,575
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	7,218,522	5,976,721
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	181,326	144,501
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,669,798
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	716,211	494,819
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,636,120	1,341,837
FHLMC, Series 4312, Class ZB	3.500%	08/15/43	10,292,816	9,464,727
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	910,057	870,971
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	223,497
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	837,076
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,910,271	2,343,949
FHLMC, Series 4473, Class Z	3.000%	05/15/45	432,872	354,270
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,349,157	1,251,666
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,389,980	3,145,690
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,368,416
FHLMC, Series 4857, Class H	4.000%	11/15/46	29,965	29,822

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	$4,678,790	$3,902,050
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,535,566
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	3,934,598	3,409,427
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	381,011
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,737,541	1,588,220
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,299,679	1,174,724
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,296,441	1,140,450
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	696,001	667,663
FHLMC, Series 5526, Class DB	1.500%	07/25/48	3,595,220	2,222,962
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	469,531
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,439,903	932,942
FHLMC	2.000%	08/15/49	2,578,796	2,198,055
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	767,170
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	690,807	400,358
FHLMC, Series 5037, Class PA	1.000%	03/25/50	4,593,971	3,526,545
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,992,368	1,604,776
FHLMC, Series 5057, Class DN	2.000%	03/25/50	849,752	690,433
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,330,353	1,405,412
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,238,214	910,024
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,097,118	819,849
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	141,253
FHLMC, Series 5038, Class QP	0.750%	10/25/50	8,297,388	5,715,274
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	5,378,748	3,825,796
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,116,409	1,579,669
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	399,800
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,263,139	941,577

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	$3,704,093	$3,213,203
FHLMC, Series 5072, Class ME	1.000%	01/25/51	788,593	600,507
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	719,006
FHLMC, Series 5072, Class DG	1.000%	02/25/51	701,625	539,717
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,699,311	823,823
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,753,121	1,608,814
FHLMC, Series 5155, Class MG	1.500%	10/25/51	906,205	749,109
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,289,008	1,040,715
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,093,616	632,454
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	910,413	813,327
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,061,268	846,546
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,996,577	6,069,166
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,537,443
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,525,171
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,140,131
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	5,080,533	4,828,542
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,427,179	4,484,268
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	83,161	82,382
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	87,836	90,368
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	31,305	32,495
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	61,818	66,319
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	441,315
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	111,398	116,224
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	170,653	177,876

50 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	5.086%	07/25/36	$238,290	$234,689
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	173,670	183,519
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	52,082	52,719
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	4.686%	08/27/36	1,600,000	1,514,178
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	4.800%	11/25/36	64,202	63,520
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	69,212	68,134
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	109,471	111,602
FNMA, Series 2009-103, Class MB (b)	6.721%	12/25/39	86,971	87,618
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,510,414	1,474,415
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,126,415	1,090,181
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	356,168	366,589
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	310,219
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	647,667	632,535
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	778,956	753,117
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	237,681	227,071
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	580,963
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,111,991

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	$84,426	$76,897
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	461,454	481,150
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	5,023,401	4,548,905
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	383,492
FNMA, Series 2012-99, Class BY	2.500%	09/25/42	2,588,354	2,200,229
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	2,852,962	2,582,362
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	507,507	490,666
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	328,375
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	879,379
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	27,117	25,740
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,357,100	2,214,172
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,333,230
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	291,846
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	275,952
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,497,838	5,249,204
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	457,226	439,622
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,071,060	1,836,018
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,844,951

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	$915,061	$820,588
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	654,737	428,722
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,652,349	3,333,666
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	512,622	467,301
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,040,107
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	178,683	163,213
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	538,138
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	503,828
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,637,674	1,479,714
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	629,751	499,659
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,371,165	2,112,780
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	150,382	136,263
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	623,876	567,890
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	746,188	663,396
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	250,438
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,781,931	1,208,301
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,713,163	981,218

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	$613,345	$396,396
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,311,541	1,184,690
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	92,055
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,453,811
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	725,329
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	568,305
FNMA, Series 2020-50, Class A	2.000%	07/25/50	6,283,689	5,268,182
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,619,735
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,555,661	2,683,238
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,184,820
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	417,185	228,326
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	824,987	610,411
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,391,115	1,057,836
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,768,811	2,012,413
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,387,855	1,867,231
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,478,863	2,523,177
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,487,927	675,683
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,433,600	2,962,391

52 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	$5,123,261	$4,444,550
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,911,075
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,741,364
FNMA, Series 2020-61, Class DB	1.250%	09/25/60	4,503,651	3,333,326
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	194,521	190,249
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	884,261	857,843
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,240,718	2,280,520
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,026,809	1,042,948
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	656,461	659,042
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,261,538
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,922,953	9,194,248
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	7,051,125	7,345,225
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	2,554,422	2,568,962
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	149,800	150,473
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	6,129,182	6,165,680
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	195,229	193,858
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	94,220	94,819
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	58,196	59,047

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	$29,242	$29,205
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	375,441
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	4,036,438	3,726,512
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,892,416	1,817,073
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	932,000	685,524
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	267,264
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	322,687	295,890
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,909,492
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,564,641
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	169,000	132,469
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	789,000	637,869
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	62,494	50,785
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	2,882,083	2,578,199
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,784	909,421
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	82,899	60,794
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,061,689	948,554
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	1,000,666
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	434,161

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	$500,000	$425,979
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,377,807	1,162,678
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	464,257	348,518
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	716,609	596,057
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,432,406	1,251,569
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	362,000	316,008
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	430,853	274,611
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,697,069	1,549,977
GNMA, Series 2018-46, Class CZ	3.200%	03/20/48	12,602,682	11,003,146
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,117,375
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	525,496	460,002
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	543,449	487,414
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	560,598	461,125
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	536,252	436,592
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	123,054	113,295
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	163,167	161,747
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	6,224,294	5,568,622

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	$490,565	$430,652
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	818,184	729,642
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	419,524
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	396,565
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,582,452	1,381,750
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,800,945	2,598,468
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,560,377	1,311,567
GNMA, Series 2020-93, Class CP	2.900%	04/20/50	2,747,792	2,349,889
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	902,576	626,745
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,118,031	906,183
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,355,405	3,386,642
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	481,222	369,033
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,221,351
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	504,336	172,627
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	163,028	79,030
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	442,719	371,462
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	307,584
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	866,033

54 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	$726,462	$556,768
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,082,662	2,268,799
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	2,011,221	1,541,585
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,680	1,544,458
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	940,557
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	319,253	183,533
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	770,582
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,172,563	1,030,796
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,729,797	2,086,761
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,135,464	510,914
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,965,258	3,312,846
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,172,581	652,632
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,253,095	723,759
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,851,955	8,724,726
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,449,691
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,412,684
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,607,003

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	$3,242,719	$3,124,190
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,101,441
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,869,687
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,370,447
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,137,071
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,157,619	2,122,214
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,267,352	2,252,769
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,617,681
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,017,426
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,970,572
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	450,353
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,736,857
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,740,721	1,641,187
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,453,418	6,239,459
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	5,134,703	5,307,765
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,116,785
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,840,885	1,693,138
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,356,996	3,058,756

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 21.4% continued
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	$2,078,075	$2,106,300
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,313,359	1,248,799
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,215,080	3,410,605
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,647,798	2,703,617
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	3,861,972	4,046,209
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	2,350,873	2,477,229
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,615,405	7,808,765
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	7,073,186	7,328,598
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,464,827
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,860,675
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,656,049
GNMA, Series 2023-148, Class CB	6.500%	10/20/53	4,188,291	4,400,454
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,283,134
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,718,930	4,941,849
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	8,725,085	9,197,099
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,399,965	5,977,204
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	5,674,261	5,927,973

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 21.4% continued
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	$8,601,204	$9,025,322
GNMA, Series 2017-H18, Class EB (b)	4.810%	06/20/63	40,056	39,908
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	11,195,952
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	4.933%	07/20/64	116,828	117,031
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	5.075%	05/20/66	105,316	106,125
GNMA, Series 2017-H16, Class DB (b)	4.515%	08/20/67	13,989	13,866
				525,807,693
Agency MBS CMO Derivatives — 0.5%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	2.253%	08/15/30	559,372	22,778
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	70,889	60,421
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	150,868	149,684
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	48,621	41,536
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	2.153%	05/15/36	205,957	22,911
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	65,362	58,651
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	188,225	159,584
FHLMC, Series 3852, Class NT (IO) (-1* SOFR30A + 611) (b)	1.582%	05/15/41	1,529,998	1,299,055

56 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO Derivatives — 0.5% continued
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	$635,097	$492,208
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	2.173%	07/15/42	564,580	70,614
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	117,174	90,129
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	214,199	164,007
FHLMC, Class (PO), Pool #S0-7033 (-1.6* SOFR30A + 955) (b)	2.371%	12/15/43	1,099,558	1,009,751
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	34,968	639
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	6.153%	10/25/31	90,555	96,677
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	193,308	174,723
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	674,635	48,078
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	328,689	16,562
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	299,800	15,183
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	322,440	42,895
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	2.164%	05/25/35	169,725	10,441
FNMA, Class (IO) (b)	5.000%	06/25/35	386,606	52,852
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	214,578	14,623
FNMA, Class (IO)	5.000%	02/25/36	269,639	33,214
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	12,311	11,130

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.5% continued
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	$468,979	$82,895
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	2.130%	05/25/40	34,300	3,347
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	705,558	131,571
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	2.164%	09/25/42	1,361,595	184,761
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	1,065,507	696,631
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	464,337	313,459
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	4,617
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	421,603	12,627
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	467,339	24,128
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.561%	03/16/38	1,704,118	104,601
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (b)	2.218%	12/20/39	1,017,661	120,464
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	1.574%	02/16/41	1,167,357	116,757
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	1.768%	02/20/42	179,791	14,359

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO Derivatives — 0.5% continued
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	$1,294,967	$785,603
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	432,762	21,553
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	1.618%	03/20/46	1,416,584	168,745
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	206,944
GNMA, Series 2022-200, Class SC (IO) (-3.67* SOFR30A + 23) (b)	6.777%	11/20/52	4,598,521	5,032,554
				12,183,962
Agency MBS Passthrough — 8.0%
FHLMC, Pool #U5-9010	4.000%	11/01/34	186,226	184,415
FHLMC, Pool #G6-1909	4.500%	12/01/37	226,000	225,858
FHLMC, Pool #G0-6085	6.500%	09/01/38	30,579	32,206
FHLMC, Pool #RB-5090	2.000%	12/01/40	14,026,430	12,106,527
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,534,474	3,286,371
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,425,627	1,045,801
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,155,218	4,612,670
FHLMC, Pool #RE-6085	1.500%	02/01/51	772,945	567,006
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,190,105	873,024
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,973,985
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,494,724	3,248,326
FHLMC, Pool #QH-7551	6.000%	12/01/53	4,852,031	4,941,047
FNMA, Pool #252409	6.500%	03/01/29	24,200	24,558
FNMA, Pool #AL5850	3.500%	10/01/29	92,196	91,090

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 8.0% continued
FNMA, Pool #AS7287	3.500%	06/01/31	$168,856	$166,623
FNMA, Pool #AL3200	3.500%	02/01/33	160,115	155,283
FNMA, Pool #AT7120	3.500%	06/01/33	247,349	241,579
FNMA, Pool #AL5166	3.000%	11/01/33	1,163,058	1,112,287
FNMA, Pool #AL6685	4.000%	01/01/35	464,775	457,422
FNMA, Pool #MA2198	3.500%	03/01/35	179,399	174,228
FNMA, Pool #MA3050	4.500%	06/01/37	308,119	310,316
FNMA, Pool #FS7218	1.500%	02/01/42	2,866,691	2,368,032
FNMA, Pool #BM7598	3.000%	02/01/43	5,386,080	4,844,212
FNMA, Pool #AS4073	4.000%	12/01/44	149,703	142,241
FNMA, Pool #AS5236	4.000%	05/01/45	912,117	877,635
FNMA, Pool #MA2778	3.500%	10/01/46	75,738	68,896
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	4,268,053	3,733,284
FNMA, Pool #BM6504	3.500%	01/01/48	8,994,501	8,215,530
FNMA, Pool #BM6530	3.000%	10/01/48	279,052	249,022
FNMA, Pool #BM6732	4.000%	11/01/48	13,640,573	13,141,829
FNMA, Pool #CA6940	2.247%	09/01/50	2,274,905	2,104,695
FNMA, Pool #BP7449	2.041%	10/01/50	753,965	719,664
FNMA, Pool #BM6452	2.114%	10/01/50	2,819,481	2,590,272
FNMA, Pool #BQ5239	2.222%	10/01/50	1,465,118	1,404,064
FNMA, Pool #MA4199	1.500%	11/01/50	741,463	543,914
FNMA, Pool #CA8249	1.500%	12/01/50	7,357,457	5,562,074
FNMA, Pool #BK8466	2.241%	12/01/50	1,023,503	942,363
FNMA, Pool #MA4294	1.500%	03/01/51	2,784,662	2,042,752
FNMA, Pool #BR9977	1.782%	06/01/51	2,365,643	2,132,071
FNMA, Pool #DA1521	6.000%	10/01/53	8,072,162	8,220,249

58 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS Passthrough — 8.0% continued
FNMA, Pool #FS9979	6.000%	09/01/54	$25,871,172	$26,394,971
GNMA, Pool #MA5738M	4.000%	02/20/34	120,661	120,446
GNMA, Pool #MA7385M	2.000%	06/20/36	1,301,519	1,140,862
GNMA, Pool #784279	5.500%	11/15/38	208,921	214,372
GNMA, Pool #711522X	4.500%	07/15/40	197,432	197,969
GNMA, Pool #784991	3.000%	04/20/46	3,345,444	2,944,349
GNMA, Pool #78541	4.500%	06/15/46	78,579	77,267
GNMA, Pool #784792	4.500%	08/20/49	413,505	384,078
GNMA, Pool #MA7248	3.000%	03/20/51	1,010,137	876,414
GNMA, Pool #CI6717	3.000%	10/20/51	1,926,446	1,704,724
GNMA, Pool #MA7929M	3.500%	03/20/52	6,630,307	5,932,336
GNMA, Pool #787258	3.500%	08/20/52	8,956,135	8,035,043
GNMA, Pool #CM7497C	5.000%	08/20/52	5,019,395	4,932,843
GNMA, Pool #CX4361C	8.000%	11/20/53	587,197	611,017
GNMA, Pool #MA9367	8.000%	12/20/53	4,886,959	5,102,821
GNMA, Pool #MA9428M	8.000%	01/20/54	1,636,443	1,686,375
GNMA, Pool #CR2128	3.000%	04/20/55	810,298	700,681
GNMA, Pool #CN5057	4.500%	07/20/62	1,811,212	1,716,541
GNMA, Pool #CN5236C	4.000%	08/20/62	3,904,365	3,581,034
GNMA, Pool #CN5237	4.500%	08/20/62	1,634,718	1,549,267
GNMA, Pool #CP5023C	6.000%	08/20/62	1,872,402	1,891,793
GNMA, Pool #CQ3549	3.000%	10/20/62	220,942	191,036
GNMA, Pool #CS5780	3.000%	02/20/63	325,742	281,651
GNMA, Pool #DJ1126	7.000%	04/20/65	28,977,679	29,728,291
				195,729,602

	Coupon	Maturity	Shares / Par Value	Fair Value
ARM — 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	5.750%	12/25/33	$3,861	$3,812

Auto Loan — 2.5%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	499,326	500,649
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	2,162,944	2,198,772
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	600,000	612,273
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	1,200,000	1,218,865
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A (c)	6.400%	11/25/32	5,657,881	5,662,132
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	2,700,000	2,806,264
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	2,048,607
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	3,759,920	3,698,892
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,170,865	5,137,611
FinBe USA Trust, Series 2025-1A, Class B (c)	6.600%	12/16/30	3,400,000	3,414,271
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,880,124
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,000,000	5,045,117

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Auto Loan — 2.5% continued
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	$126,373	$126,572
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,067,644
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	5,348,702	5,416,691
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	9,800,000	9,789,998
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)	6.530%	12/15/27	4,000,000	4,037,544
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)	5.360%	09/15/28	1,625,000	1,628,643
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (c)	5.730%	12/15/28	1,920,000	1,925,138
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	428,353	433,418
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	98,215	98,342
				61,747,567
CRE/CLO — 1.8%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,189,253
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,202,644

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 1.8% continued
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.679%	12/18/37	$1,850,000	$1,819,059
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	7.529%	12/18/37	1,000,000	981,842
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	8.029%	12/18/37	675,000	659,400
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL3, Class AS (1* TSFR1M + 151) (b)(c)	5.826%	08/15/34	2,557,000	2,551,975
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(c)	7.514%	01/18/41	2,500,000	2,493,720
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(c)	8.014%	01/18/41	4,000,000	3,990,060
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	8.157%	06/17/39	900,000	900,675
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	6.343%	11/15/37	3,094,430	3,095,299
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (b)(c)	7.743%	11/15/37	1,500,000	1,447,572
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	6.093%	02/15/38	2,240,000	2,209,572

60 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
CRE/CLO — 1.8% continued
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)	6.643%	02/15/38	$3,134,000	$3,009,317
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (b)(c)	6.193%	05/15/38	1,600,000	1,528,654
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.693%	05/15/38	3,000,000	2,821,167
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (b)(c)	6.379%	02/18/38	3,000,000	2,962,989
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class AS (1* TSFR1M + 156) (b)(c)	5.879%	07/16/36	4,431,000	4,418,700
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(c)	8.053%	09/17/37	3,000,000	3,000,780
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	10.047%	09/17/37	750,000	750,808
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(c)	8.425%	09/17/39	2,500,000	2,485,497
				43,518,983
Credit Cards — 0.8%
Continental Finance Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	1,892,444	1,889,841

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 0.8% continued
Continental Finance Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	$6,000,000	$5,975,143
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,000,000	5,033,871
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,000,000	5,028,960
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	3,000,000	3,023,311
				20,951,126
Equipment — 0.6%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	811,652	819,008
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	337,612	318,836
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	1,342,887	1,356,877
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,975,513
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,601,855
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	4,500,000	4,597,608
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,605,519
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	377,295	371,780
				14,646,996

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
HECM — 4.1%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	$548,861	$492,949
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,092,869	979,190
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	4,517,156	4,411,770
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (c)	4.500%	09/25/62	2,598,494	2,481,812
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (c)	4.500%	09/25/62	2,937,428	2,701,948
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (c)	5.250%	01/25/63	3,054,606	2,928,487
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (c)	5.250%	01/25/63	3,054,606	2,856,796
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,216,081	3,112,391
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	3,055,277	2,713,608

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.1% continued
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	$3,208,816	$3,167,783
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	6,800,000	6,556,563
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	8,379,137	8,187,686
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,799,412
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,213,097	2,956,508
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	2,000,000	1,863,448
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (c)	3.000%	06/25/34	4,000,000	3,738,472
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (c)	3.000%	06/25/34	2,000,000	1,893,863
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (b)(c)	4.000%	08/25/34	5,500,000	5,201,107
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,787,088
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,409,706

62 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
HECM — 4.1% continued
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	$3,500,000	$3,266,349
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (c)	5.000%	08/25/37	2,500,000	2,368,663
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,465,799
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)	1.719%	10/25/50	1,725,704	1,613,570
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	3,131,142	2,910,493
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,277,472
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	4,280,101	3,933,551
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	2,013,017	1,852,712
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	1,100,000	963,430
RMF Proprietary Issuance Trust, Series 2022-3, Class A (b)(c)	4.000%	08/25/62	4,936,721	4,766,791
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	4,591,624
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	2,500,000	2,179,373

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.1% continued
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	$1,000,000	$890,573
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	869,720
				100,190,707
Hospitality — 0.3%
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(c)	7.162%	03/15/42	3,150,000	3,140,156
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	3,500,000	3,534,654
				6,674,810
Industrial — 0.3%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(c)	6.903%	03/15/30	7,000,000	6,982,500

Laboratory — 1.4%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	4,400,000	4,366,710
Commercial Mortgage Trust, Series 2020-CX, Class A (c)	2.173%	11/10/46	7,595,000	6,479,285
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	2,960,000	2,476,914
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(c)	5.826%	03/15/38	4,550,000	4,515,875

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Laboratory — 1.4% continued
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(c)	6.176%	03/15/38	$1,064,700	$1,054,053
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	5.607%	05/15/39	7,500,000	7,265,625
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	9,060,000	7,694,891
				33,853,353
Manufactured Housing — 0.0% (e)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	100,000	95,983

Multifamily — 1.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	7.401%	08/15/39	3,882,878	3,897,068
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	6.476%	10/25/25	491,756	489,343
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (b)(c)	6.576%	01/25/26	1,688,582	1,675,643
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	6.171%	01/25/28	236,208	227,877

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 1.4% continued
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (b)(c)	6.415%	03/25/28	$142,356	$136,868
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	6.476%	06/25/28	1,438,424	1,360,910
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	6.326%	07/25/28	338,254	324,238
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	5.901%	01/25/29	1,054,297	1,004,788
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	6.127%	08/25/29	273,383	259,028
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(c)	7.055%	07/25/54	5,897,946	5,940,304
Multifamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(c)	6.705%	05/25/55	4,599,687	4,601,779
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	6.105%	07/25/41	714,272	701,416
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	6.772%	10/25/44	3,319,527	3,324,708

64 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Multifamily — 1.4% continued
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(c)	6.355%	02/25/45	$3,047,928	$3,017,488
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (b)(c)	7.155%	02/25/45	1,550,000	1,534,517
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	6.305%	01/25/51	820,840	817,078
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	6.605%	11/25/51	2,450,335	2,452,405
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	8.555%	05/25/52	2,801,367	2,848,924
				34,614,382
Non-Agency MBS 2.0 — 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	5.872%	02/25/50	583,853	551,191
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	5.605%	03/25/51	538,285	537,229

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 — 0.4% continued
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	6.105%	03/25/51	$1,489,669	$1,468,072
Redwood Funding Trust, Series 2025-RR1, Class A1 (c)	6.767%	06/27/28	6,000,000	5,999,916
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	1,824,963	1,823,326
				10,379,734
Non-Performing Loan — 0.2%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	5,502,765	5,519,289

Office — 1.2%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	750,000	655,789
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	3,700,000	3,480,559
Banc of America Merrill Lynch Commericial Mortgage, Series 2020-BOC, Class B (c)	2.829%	01/15/32	2,800,000	2,363,888
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	3,000,000	2,597,537
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(c)	5.576%	10/15/43	3,500,000	3,396,582

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Office — 1.2% continued
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(c)	6.126%	10/15/43	$13,300,000	$12,547,760
NYC Commerical Mortgage Trust, Series 2025-3BP, Class D (1* TSFR1M + 244) (b)(c)	6.753%	02/15/42	1,600,000	1,572,133
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (b)(c)	6.609%	12/15/35	3,850,000	3,594,837
				30,209,085
Residential Transition Loan — 2.5%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	391,613	370,762
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)(d)	7.610%	01/25/26	96,092	3,672
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	5.104%	03/28/29	261,541	261,383
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (c)	6.456%	05/25/40	3,700,000	3,738,631
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	3,400,000	3,416,411
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	2,200,000	2,211,318

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 2.5% continued
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	$2,300,000	$2,311,367
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	4,000,000	4,005,757
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,523,019
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,000,000	2,021,179
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (c)	9.537%	03/25/29	1,500,000	1,514,351
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	8.373%	05/25/29	4,000,000	4,042,068
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	8,000,000	8,024,355
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	4,150,000	4,158,509
New York Mortgage Trust, Series 2024-BPL1, Class A1 (c)	7.154%	02/25/29	5,750,000	5,782,676
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,517,310
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	8,000,000	8,058,502
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	42,697	42,551

66 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Residential Transition Loan — 2.5% continued
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	$3,500,000	$3,488,873
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	2,000,000	2,005,379
				60,498,073
Retail — 0.2%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	5.976%	02/15/40	2,123,200	2,122,022
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	6.326%	02/15/40	580,000	579,678
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.026%	02/15/40	2,324,000	2,322,708
				5,024,408
Second Lien — 1.8%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	3,454,015	3,448,850
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	5,172,425	5,225,750
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	6,012,961	6,034,769
HTAP Trust, Series 2024-1, Class B (c)	7.500%	04/25/37	2,630,000	2,479,471
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	10,353,362	10,263,970
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	2,891,208	2,883,833

	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien — 1.8% continued
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	$8,698,839	$8,729,677
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	4,623,649	4,598,965
				43,665,285
Single Family Rental — 1.9%
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/17/52	3,738,183	3,721,801
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	6,597,067	6,549,740
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	457,309	439,866
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,121,329	3,947,211
Progress Residential Trust, Series 2021-SFR3, Class E2 (c)	2.688%	05/17/26	2,292,061	2,254,640
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	3,000,000	2,726,493
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	2,500,000	2,420,816
Progress Residential Trust, Series 2021-SFR5, Class E2 (c)	2.359%	07/17/38	3,600,000	3,487,001
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	2,000,000	1,939,882
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,000,000	1,842,941

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Single Family Rental — 1.9% continued
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	$1,500,000	$1,378,589
Progress Residential Trust, Series 2025-SFR1, Class D (c)	3.650%	02/17/42	4,500,000	4,151,852
Progress Residential Trust, Series 2025-SFR1, Class E1 (c)	3.750%	02/17/42	3,600,000	3,301,751
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	4,976,035	4,960,798
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	1,970,707	1,964,860
Tricon American Homes Trust, Series 2020-SFR1, Class A (c)	1.499%	07/17/38	1,270,031	1,231,844
				46,320,085
Small Business — 0.9%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	4,000,000	4,048,825
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	4,700,000	4,694,675
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	4,000,000	3,991,043
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	350,000	349,216
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	806,442	804,659

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 0.9% continued
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	$3,118,504	$3,155,701
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	7.750%	10/25/49	810,551	802,204
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	8.250%	07/25/50	2,096,923	2,088,047
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	1,300,000	1,292,488
RFS Asset Securitization II, LLC, Series 2024-1, Class C (c)	8.349%	07/15/31	2,000,000	2,028,443
				23,255,301
Student Loan — 0.3%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	2,398,382	2,402,810
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,000,000	2,013,314
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	39,704	38,985
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	35,373	34,611
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	111,783	109,242
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(c)	5.834%	12/28/48	64,933	64,877

68 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Student Loan — 0.3% continued
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	$312,194	$287,028
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	237,123	222,863
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	150,639	150,059
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	5.684%	07/25/51	154,814	154,666
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	194,000
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	363,379
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	482,958
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	690,762
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,669,000	1,471,495
				8,681,049
Unsecured Consumer — 3.9%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,269,141
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	148,074	148,364
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	3,650,000	3,672,848

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9% continued
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	$1,188,867	$1,191,998
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	5,750,000	5,756,759
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	2,780,301	2,808,792
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	511,022	512,661
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,041,445
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	2,750,000	2,767,381
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	8,300,000	8,384,074
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	2,922,070	2,938,801
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	1,195,000	1,162,183
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	536,597
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	708,213
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	958,218
Mariner Finance Issuance Trust, Series 2024-AA, Class D (c)	6.770%	09/22/36	3,250,000	3,353,065

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Unsecured Consumer — 3.9% continued
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	$1,725,000	$1,733,264
Oportun Funding, LLC, Series 2024-1A, Class B (c)	6.546%	04/08/31	3,460,749	3,467,177
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,007,226
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	1,176,724	1,147,889
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	2,680,600	2,644,113
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,543,970
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	1,300,143	1,270,040
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	2,157,317	2,110,139
Oportun Funding, LLC, Series 2025-A, Class C (c)	5.890%	02/08/33	3,840,000	3,840,249
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	614,443	618,382
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	2,459,464	2,489,070
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	4,699,599	4,714,807

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9% continued
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	$5,500,000	$5,533,277
Pagaya Point of Sale Holdings, Series 2025-1, Class D (c)	6.739%	01/20/34	2,300,000	2,315,306
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,000,000	3,032,794
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,186,213
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	4,500,000	4,519,593
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	1,800,000	1,816,407
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,175,908
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	605,089
Republic Finance Issuance Trust, Series 2024-A, Class C (c)	8.350%	08/20/32	1,750,000	1,796,835
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	8,648,550	8,722,418
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	246,193	244,599
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	80,857	80,912

70 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Unsecured Consumer — 3.9% continued
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	$253,681	$252,028
				96,078,245

Total Securitized
(Cost $1,528,840,486)				$1,524,343,160

Treasury — 19.8%
U.S. Treasury Notes	1.625%	02/15/26	$5,000,000	$4,921,436
U.S. Treasury STRIPS	0.125%	04/15/26	6,113,650	6,045,703
U.S. Treasury Notes	2.250%	08/15/27	2,000,000	1,940,000
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,216,250
U.S. Treasury Notes	1.250%	09/30/28	21,000,000	19,429,102
U.S. Treasury Notes (a)	3.875%	11/30/29	17,600,000	17,677,687
U.S. Treasury Notes	0.625%	08/15/30	35,000,000	29,849,805
U.S. Treasury STRIPS	0.000%	11/15/31	5,000,000	3,862,062
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,456,800
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,511,486
U.S. Treasury STRIPS	0.000%	08/15/33	7,000,000	4,972,715
U.S. Treasury Notes (a)	4.000%	02/15/34	60,000,000	59,374,219
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	8,086,895
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,325,296
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,241,486
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,350,813
U.S. Treasury STRIPS	0.000%	02/15/37	15,000,000	8,856,652
U.S. Treasury STRIPS	0.000%	02/15/38	25,000,000	13,915,941
U.S. Treasury STRIPS	0.000%	11/15/38	40,000,000	21,375,674
U.S. Treasury Bonds	1.125%	08/15/40	45,000,000	27,683,789

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 19.8% continued
U.S. Treasury Bonds	1.375%	11/15/40	$45,000,000	$28,668,164
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	6,817,254
U.S. Treasury STRIPS	0.625%	02/15/43	33,473,280	24,870,323
U.S. Treasury STRIPS	0.000%	08/15/43	12,000,000	4,843,487
U.S. Treasury Bonds	2.250%	08/15/46	60,000,000	39,307,031
U.S. Treasury Bonds	3.000%	02/15/48	115,000,000	85,445,898
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,606,250
U.S. Treasury Bonds	1.625%	11/15/50	55,000,000	28,975,977
Total Treasury
(Cost $508,195,395)				$485,628,195

	Shares	Fair Value
Registered Investment Companies — 3.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (f)	55,050,303	55,050,303
State Street Navigator Securities Lending Portfolio I, 4.18% (f)(g)	38,205,428	38,205,428
Total Registered Investment Companies
(Cost $93,255,731)		$93,255,731

Total Investment Securities — 101.1%
(Cost $2,508,426,975)		$2,484,136,997

Liabilities in Excess of Other Assets — (1.1)%		(26,793,799)

Net Assets — 100.0%		$2,457,343,198

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $92,752,875.
(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2025 was $816,185,226, representing 33.2% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total value of these securities as of June 30, 2025 was $4,160,927 representing 0.2% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2025.
(g)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

CV — Convertible Security

IO — Interest Only

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 21.7%
Banking — 4.7%
American Express Co. (a)	5.085%	01/30/31	$25,000	$25,587
Bank of America Corp. (a)	3.194%	07/23/30	250,000	237,973
Bank of America Corp. (b)	2.687%	04/22/32	150,000	134,614
Bank of America Corp., Series N (b)	2.972%	02/04/33	80,000	71,654
Bank of New York Mellon Corp. (The)	5.225%	11/20/35	50,000	50,838
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	75,000	76,561
Bank OZK (TSFR3M + 209) (b)	2.750%	10/01/31	100,000	89,000
Capital One Financial Corp. (a)	3.273%	03/01/30	100,000	95,651
Citigroup, Inc.	1.462%	06/09/27	100,000	97,165
Citigroup, Inc. (b)	2.666%	01/29/31	250,000	229,221
Citigroup, Inc. (b)	2.561%	05/01/32	50,000	44,296
Goldman Sachs Group, Inc. (The)	4.692%	10/23/30	200,000	200,601
Goldman Sachs Group, Inc. (The) (b)	1.992%	01/27/32	40,000	34,646
Huntington Bancshares (a)(b)	5.272%	01/15/31	50,000	51,230
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	80,000	78,363
JPMorgan Chase & Co.	4.603%	10/22/30	250,000	250,854
KeyCorp	4.789%	06/01/33	100,000	97,486
Morgan Stanley (b)	4.654%	10/18/30	200,000	200,382
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	100,000	92,212
PNC Financial Services Group, Inc. (The) (b)	6.037%	10/28/33	75,000	79,759
Royal Bank of Canada (a)	4.522%	10/18/28	50,000	50,207
State Street Corp.	4.330%	10/22/27	100,000	100,509
Toronto-Dominion Bank (The)	4.861%	01/31/28	75,000	76,027
Truist Financial Corp., Series I	5.071%	05/20/31	50,000	50,760

72 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 21.7% continued
Banking — 4.7% continued
U.S. Bancorp (b)	5.775%	06/12/29	$100,000	$103,841
Wells Fargo & Co. (b)	2.572%	02/11/31	100,000	91,612
Wells Fargo & Co. (b)	5.211%	12/03/35	100,000	100,385
Western Alliance Bancorp	3.000%	06/15/31	50,000	46,469
				2,857,903
Basic Industry — 0.4%
Capstone Copper Corp. (c)	6.750%	03/31/33	75,000	76,797
Celanese US Holdings, LLC (a)	6.750%	04/15/33	30,000	30,312
CVR Partners, LP (c)	6.125%	06/15/28	75,000	74,905
Huntsman International, LLC (a)	5.700%	10/15/34	35,000	32,528
Rio Tinto Financial USA plc	4.875%	03/14/30	25,000	25,478
				240,020
Brokerage Asset Managers Exchanges — 0.2%
StoneX Escrow Issuer, LLC (c)	6.875%	07/15/32	100,000	101,006

Capital Goods — 1.1%
Bluelinx Holdings, Inc. (c)	6.000%	11/15/29	50,000	48,080
Caterpillar, Inc.	5.200%	05/15/35	50,000	50,968
John Deere Capital Corp.	4.400%	09/08/31	100,000	99,770
Johnson Controls International plc	4.900%	12/01/32	50,000	50,259
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	60,548
Queen MergerCo, Inc. (c)	6.750%	04/30/32	100,000	103,020
Republic Services, Inc. (a)	2.375%	03/15/33	65,000	55,534
RTX Corp.	2.375%	03/15/32	100,000	87,011
Textron Financial Corp. (1* TSFR3M + 200) (b)(c)	6.323%	02/15/42	60,000	53,976
Waste Management, Inc.	4.950%	03/15/35	50,000	50,212
				659,378
Communications — 0.6%
AT&T, Inc.	2.550%	12/01/33	75,000	62,768

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 0.6% continued
Comcast Corp.	4.950%	05/15/32	$25,000	$25,443
Deluxe Corp. (c)	8.125%	09/15/29	75,000	77,405
Snap, Inc. (c)	6.875%	03/01/33	75,000	76,959
T-Mobile USA, Inc. (a)	5.050%	07/15/33	100,000	100,678
				343,253
Consumer Cyclical — 2.7%
Advance Auto Parts (a)	3.900%	04/15/30	80,000	74,962
American Honda Finance	4.450%	10/22/27	100,000	100,295
ANGI Group, LLC (c)	3.875%	08/15/28	75,000	69,925
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	72,599
Champions Financing, Inc. (a)(c)	8.750%	02/15/29	20,000	19,310
CVS Health Corp.	3.750%	04/01/30	100,000	95,930
Dollar Tree, Inc.	4.200%	05/15/28	100,000	99,056
EZCorp, Inc. (c)	7.375%	04/01/32	100,000	105,261
Ford Motor Co., Class B	3.250%	02/12/32	85,000	71,663
Garrett Motion Holdings, Inc. (c)	7.750%	05/31/32	70,000	72,879
General Motors Financial Co., Inc.	5.900%	01/07/35	50,000	50,265
Great Canadian Gaming Co. (c)	8.750%	11/15/29	100,000	97,882
Hyundai Capital America, Series A (c)	4.750%	09/26/31	75,000	74,065
Lowe’s Cos., Inc.	2.800%	09/15/41	125,000	87,327
Mohegan Tribal Gaming Authority / MS Digital (c)	8.250%	04/15/30	60,000	61,932
Mohegan Tribal Gaming Authority / MS Digital (c)	11.875%	04/15/31	40,000	41,905
New Flyer Holdings, Inc. (c)	9.250%	07/01/30	100,000	105,504
Target Corp. (a)	5.000%	04/15/35	50,000	49,922
Toyota Motor Credit Corp., Series B	5.350%	01/09/35	50,000	51,246
Victoria’s Secret & Co. (c)	4.625%	07/15/29	50,000	46,659
Victra Holdings, LLC (a)(c)	8.750%	09/15/29	100,000	104,769

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 73

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 21.7% continued
Consumer Cyclical — 2.7% continued
Wayfair, LLC (c)	7.250%	10/31/29	$70,000	$70,031
				1,623,387
Consumer Non-Cyclical — 1.2%
AbbVie, Inc.	4.950%	03/15/31	100,000	102,663
Champ Acquisition Corp. (c)	8.375%	12/01/31	70,000	74,384
Kroger Co. (The)	1.700%	01/15/31	50,000	43,165
Land O Lakes Capital Trust I (c)	7.450%	03/15/28	50,000	49,925
Pfizer, Inc.	7.200%	03/15/39	50,000	59,399
Turning Point Brands, Inc. (c)	7.625%	03/15/32	100,000	104,696
U.S. Acute Care Solutions, LLC (c)	9.750%	05/15/29	100,000	103,144
Viking Baked Goods Acquisition Corp. (c)	8.625%	11/01/31	110,000	107,775
Whirlpool Corp.	6.500%	06/15/33	100,000	100,320
				745,471
Electric — 1.3%
Algonquin Power & Utilities Corp., Series 2022-B (b)	4.750%	01/18/82	120,000	117,039
Dominion Energy South Carolina, Inc., Series A	5.300%	01/15/35	50,000	51,116
Duke Energy Carolinas, LLC	5.250%	03/15/35	100,000	102,269
Florida Power & Light Co.	3.800%	12/15/42	50,000	40,555
NextEra Energy Operating Partners, LP (a)(c)	7.250%	01/15/29	75,000	76,885
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	150,000	150,734
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	130,000	129,039
Transalta Corp.	6.500%	03/15/40	100,000	96,466
				764,103
Energy — 2.0%
BP Capital Markets America, Inc.	4.812%	02/13/33	50,000	49,933
Civitas Resources, Inc. (c)	9.625%	06/15/33	50,000	51,259

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 2.0% continued
Diamond Foreign Asset Co. / Diamond Financial, LLC (c)	8.500%	10/01/30	$75,000	$78,093
Energy Transfer, LP (a)	3.750%	05/15/30	60,000	57,568
Excelerate Energy, LP (c)	8.000%	05/15/30	150,000	158,124
Global Partners, LP / GLP Finance Corp. (c)	7.125%	07/01/33	100,000	101,401
Helmerich & Payne, Inc.	4.650%	12/01/27	50,000	50,313
HF Sinclair Corp.	5.750%	01/15/31	100,000	102,407
Hilcorp Energy I LP / Hilcorp Finance Co. (c)	7.250%	02/15/35	50,000	48,893
Magnolia Oil & Gas Operating, LLC (c)	6.875%	12/01/32	75,000	75,530
MPLX, LP	5.500%	06/01/34	42,000	42,171
Noble Finance II, LLC (c)	8.000%	04/15/30	35,000	35,638
PBF Holding Co., LLC	6.000%	02/15/28	50,000	47,817
Phillips 66 Co.	4.950%	03/15/35	50,000	48,511
TransCanada Pipelines Ltd.	7.000%	06/01/65	75,000	74,933
Transmontaigne Partners, LLC (c)	8.500%	06/15/30	75,000	78,022
Valaris Ltd. (c)	8.375%	04/30/30	95,000	97,468
Valero Energy Corp. (a)	5.150%	02/15/30	25,000	25,495
				1,223,576
Finance Companies — 1.1%
Bread Financial Holdings, Inc. (a)(c)	8.375%	06/15/35	50,000	50,344
Freedom Mortgage Holdings, LLC (c)	9.125%	05/15/31	100,000	103,078
LFS Topco, LLC (c)	8.750%	07/15/30	100,000	98,370
Oxford Finance, LLC, Class B (c)	6.375%	02/01/27	70,000	70,385
PROG Holdings, Inc. (c)	6.000%	11/15/29	100,000	96,018
Prospect Capital Corp. (a)	3.364%	11/15/26	75,000	71,554

74 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 21.7% continued
Finance Companies — 1.1% continued
Provident Funding Associates, LP / PFG Finance Corp. (c)	9.750%	09/15/29	$70,000	$73,606
TrueNoord Capital DAC (c)	8.750%	03/01/30	75,000	77,877
				641,232
Financial-Other — 0.4%
Icahn Enterprises, LP (a)(c)	10.000%	11/15/29	50,000	49,501
PPH Escrow Issuer, LLC (c)	9.875%	11/01/29	100,000	99,754
PRA Group, Inc. (c)	8.875%	01/31/30	65,000	66,989
				216,244
Industrials-Other — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc. (c)	7.500%	02/01/32	100,000	99,119

Insurance — 2.6%
APH Somerset Investment II, LLC (c)	7.875%	11/01/29	150,000	153,436
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	25,000	23,363
Equitable Financial Life Global Funding (a)(c)	5.000%	03/27/30	25,000	25,373
Jackson National Life Global Funding (c)	4.900%	01/13/27	150,000	151,036
MassMutual Global Funding (c)	5.150%	05/30/29	200,000	205,584
Met Life Global Funding I (c)	5.050%	01/08/34	150,000	151,147
New York Life Global Funding (c)	4.600%	12/05/29	100,000	101,115
Northwestern Mutual Global, Series 2025-1 (c)	4.960%	01/13/30	100,000	102,106
Ohio National Financial Services, Inc. (c)	6.625%	05/01/31	100,000	96,734
Pacific Life Global Fund II (c)	1.450%	01/20/28	100,000	93,287

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 2.6% continued
Pricoa Global Funding I (c)	5.350%	05/28/35	$150,000	$152,552
Principal Life Global Funding II, Series 50 (c)	4.800%	01/09/28	100,000	101,161
Protective Life Global Funding (c)	4.772%	12/09/29	150,000	151,839
UnitedHealth Group, Inc.	5.000%	04/15/34	100,000	99,962
				1,608,695
Natural Gas — 0.3%
Sempra Energy (b)	6.400%	10/01/54	100,000	94,933
Venture Global Pipelines (c)	7.500%	05/01/33	50,000	53,541
Venture Global Pipelines (c)	7.750%	05/01/35	50,000	54,121
				202,595
Other Utility — 0.1%
American Water Capital Corp. (a)	2.800%	05/01/30	100,000	92,908

REITS — 0.2%
CubeSmart, LP	2.250%	12/15/28	70,000	65,215
Extra Space Storage, LP	5.700%	04/01/28	50,000	51,645
				116,860
Technology — 1.5%
Advanced Micro Devices, Inc.	4.319%	03/24/28	50,000	50,367
Alphabet, Inc.	5.300%	05/15/65	10,000	9,791
Broadcom, Inc. (c)	4.150%	04/15/32	100,000	96,334
Capstone Borrower, Inc. (c)	8.000%	06/15/30	75,000	78,251
CoreWeave, Inc. (c)	9.250%	06/01/30	100,000	102,233
Crane Co.	4.200%	03/15/48	75,000	45,264
Dell International, LLC / EMC Corp.	6.020%	06/15/26	50,000	50,473
Diebold Nixdorf, Inc. (c)	7.750%	03/31/30	100,000	106,089
Dye & Durham Ltd. (c)	8.625%	04/15/29	85,000	88,959
Ellucian Holdings, Inc. (c)	6.500%	12/01/29	100,000	102,269
Oracle Corp.	3.600%	04/01/40	110,000	88,041
Shift4 Payments, LLC (c)	6.750%	08/15/32	100,000	103,857
				921,928

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 75

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 21.7% continued
Transportation — 1.1%
Alllegiant Travel Co. (a)(c)	7.250%	08/15/27	$125,000	$125,036
Beacon Mobility Finance Corp. (c)	7.250%	08/01/30	175,000	178,681
Latam Airlines Group SA (c)	7.625%	01/07/31	150,000	150,562
Norfolk Southern Corp. (a)	5.100%	05/01/35	75,000	75,379
Ryder System, Inc.	4.900%	12/01/29	50,000	50,709
United Parcel Service, Inc. (a)	5.250%	05/14/35	25,000	25,495
Vistajet Malta / VM Holdings (a)(c)	9.500%	06/01/28	70,000	71,945
				677,807

Total Corporate Credit
(Cost $12,914,273)				$13,135,485

Securitized — 61.5%
ABS-Other — 3.4%
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	82,832	80,249
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	181,841	177,144
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	303,003	277,396
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	314,906	273,615
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	161,202	146,770
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	20,233	18,290
Loanpal Solar Loan Ltd., Series 2020-2GF, Class B (c)	3.860%	07/20/47	283,304	225,267

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.4% continued
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	$290,207	$205,401
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	120,236	115,591
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	138,329	124,058
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	155,034	147,004
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	275,874	250,345
				2,041,130
Agency CMBS — 0.8%
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	218,385	177,936
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	300,000	293,923
				471,859
Agency MBS CMO — 27.0%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	208,170	196,044
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	5.547%	11/15/37	192,443	190,924
FHLMC, Series 3652, Class AP	4.500%	03/15/40	96,187	96,365
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	125,220	115,373
FHLMC, Series 5228, Class JL	2.500%	10/25/41	500,000	411,360
FHLMC, Series 4141, Class PL	2.500%	12/15/42	110,000	77,982
FHLMC, Series 4210, Class Z	3.000%	05/15/43	252,992	207,487
FHLMC, Series 4274, Class EM	4.000%	11/15/43	400,000	357,452

76 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
Agency MBS CMO — 27.0% continued
FHLMC, Series 4487, Class TL	3.000%	05/15/45	$207,000	$187,724
FHLMC, Series 5202, Class NK	2.250%	01/25/47	200,000	155,334
FHLMC, Series 4710, Class JE	2.750%	06/15/47	192,906	173,544
FHLMC, Series 4736, Class CL	3.000%	12/15/47	322,000	278,047
FHLMC, Series 5227, Class BA	3.500%	08/25/48	154,492	147,272
FHLMC, Series 4988, Class AK	1.000%	07/25/50	500,696	395,618
FHLMC, Series 5013, Class ME	1.000%	09/25/50	197,410	150,637
FHLMC, Series 5013, Class MC	1.500%	09/25/50	197,410	157,084
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	517,187	367,865
FHLMC, Series 5038, Class QP	0.750%	10/25/50	331,896	228,611
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	550,704	283,136
FHLMC, Series 5156, Class GD	2.000%	10/25/51	384,883	241,268
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	127,018	119,158
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	515,703	473,557
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	100,000	85,538
FNMA, Series 2011-116, Class ZA	3.500%	11/25/41	358,172	340,393
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	92,000	81,777
FNMA, Series 2012-152, Class TA	2.500%	09/25/42	320,258	291,721
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	352,530	324,179
FNMA, Series 2013-13, Class YC	2.500%	01/25/43	130,027	116,554
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	271,550
FNMA, Series 4292, Class PB	3.500%	01/15/44	420,000	370,280

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 27.0% continued
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	$419,077	$366,843
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	296,762
FNMA, Series 2021-65, Class JA	2.000%	01/25/46	378,356	334,896
FNMA, Series 4767, Class VX	4.000%	08/14/47	294,852	274,454
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	137,270	131,505
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	416,825	396,435
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	771,670	784,594
FNMA, Series 2020-47, Class GZ	2.000%	07/25/50	663,047	393,584
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	209,827	118,775
FNMA, Series 2021-78, Class PA	2.500%	11/25/51	283,527	251,760
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	575,000	567,600
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	191,241
GNMA, Series 2013-4, Class ML	2.500%	10/16/42	366,000	284,185
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	97,204	85,884
GNMA, Series 2013-165, Class LB	4.000%	03/20/43	235,000	204,383
GNMA, Series 2014-118, Class ZD	2.500%	08/16/44	786,412	690,859
GNMA, Series 2014-140, Class BW	3.500%	09/20/44	203,230	192,333
GNMA, Series 2019-136, Class P	1.500%	10/20/45	325,076	268,466

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 77

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
Agency MBS CMO — 27.0% continued
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	$335,000	$300,666
GNMA, Series 2019-012, Class PY	3.500%	02/20/49	606,433	549,297
GNMA, Series 2022-45, Class B	2.500%	05/20/50	193,323	171,350
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	248,058	117,945
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	900,000	749,510
GNMA, Series 2021-29, Class AG (c)	5.000%	02/20/51	590,176	586,392
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	219,304	168,085
GNMA, Series 2021-223, Class P	2.000%	06/20/51	219,907	191,524
GNMA, Series 2021-116, Class CV	1.500%	07/20/51	143,620	79,057
GNMA, Series 2021-136, Class TU	1.500%	08/20/51	324,995	160,411
GNMA, Series 2025-71, Class NL	5.000%	04/20/55	620,005	559,730
				16,362,360
Agency MBS CMO Derivatives — 1.5%
FNMA, Series 2013-105, Class KO (PO)	0.000%	10/25/43	439,596	384,389
GNMA, Series 2022-31, Class MS (IO) (-2.5* SOFR30A + 900) (b)	0.000%	02/20/52	672,846	527,902
				912,291
Agency MBS Passthrough — 3.7%
FNMA, Pool #MA0633	5.000%	01/01/41	250,214	249,626
FNMA, Pool #BM6504	3.500%	01/01/48	734,245	670,656
GNMA, Pool #MA9367	8.000%	12/20/53	293,088	306,034

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 3.7% continued
GNMA, Pool #DJ1126	7.000%	04/20/65	$999,230	$1,025,114
				2,251,430
Auto Loan — 0.9%
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	100,000	101,572
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	150,000	150,841
FinBe USA Trust, Series 2025-1A, Class B (c)	6.600%	12/16/30	50,000	50,210
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	125,000	125,387
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	100,000	99,898
				527,908
CRE/CLO — 2.3%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(c)	7.514%	01/18/41	100,000	99,749
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(c)	8.014%	01/18/41	100,000	99,751
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	6.343%	11/15/37	240,678	240,745
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (b)(c)	7.743%	11/15/37	100,000	96,505

78 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
CRE/CLO — 2.3% continued
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)	6.643%	02/15/38	$100,000	$96,022
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.693%	05/15/38	100,000	94,039
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (b)(c)	5.493%	05/17/38	251,695	250,522
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (b)(c)	6.279%	07/16/36	250,000	248,222
PFP III, Series 2022-9, Class AS (1* TSFR1M + 278) (b)(c)	7.095%	08/19/35	187,000	187,236
				1,412,791
Credit Cards — 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	150,000	151,016

Equipment — 0.3%
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	150,000	153,254

HECM — 2.8%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1 (c)	1.600%	10/25/63	214,016	183,501
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	100,000	96,420

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 2.8% continued
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1 (c)	4.250%	04/25/33	$250,000	$245,841
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	267,339	244,214
Finance of America HECM Buyout, Series 2024-HB1, Class M2 (c)	6.000%	10/01/34	250,000	249,965
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	208,743	194,033
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	417,571	383,761
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	150,000	130,762
				1,728,497
Hospitality — 0.2%
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(c)	7.162%	03/15/42	100,000	99,687

Industrial — 0.3%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(c)	6.903%	03/15/30	175,000	174,562

Laboratory — 2.5%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	100,000	99,243
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	400,000	334,718

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 79

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
Laboratory — 2.5% continued
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(c)	5.826%	03/15/38	$175,000	$173,687
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(c)	6.176%	03/15/38	350,000	346,500
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	5.607%	05/15/39	150,000	145,313
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (b)(c)	6.405%	05/15/39	150,000	135,000
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	300,000	254,798
				1,489,259
Multifamily — 0.7%
Multifamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(c)	6.705%	05/25/55	199,986	200,077
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	6.772%	10/25/44	199,072	199,383
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	6.305%	01/25/51	14,694	14,626
				414,086

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 — 0.2%
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	$96,051	$95,965

Non-Performing Loan — 0.2%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	143,550	143,981

Non-QM — 1.4%
Angel Oak Mortgage Trust, Series 2025-5, Class A1 (c)	5.573%	04/25/70	586,548	588,362
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	232,863	233,513
				821,875
Office — 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	100,000	87,438
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	223,621	210,358
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	100,000	86,585
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(c)	5.576%	10/15/43	200,000	194,090
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (b)(c)	6.309%	12/15/35	100,000	94,701

80 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
Office — 1.3% continued
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (b)(c)	6.609%	12/15/35	$150,000	$140,059
				813,231
Residential Transition Loan — 1.7%
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (c)	6.456%	05/25/40	100,000	101,044
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	125,000	125,603
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	100,000	100,514
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	100,000	100,205
LHOME Mortgage Trust, Series 2025-RTL2, Class A1 (c)	5.612%	04/25/40	300,000	301,248
New York Mortgage Trust, Series 2024-BPL2, Class A1 (c)	6.509%	05/25/39	200,000	202,143
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	100,000	100,731
				1,031,488
Second Lien — 1.9%
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	94,044	95,014
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	189,385	190,071
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	184,060	182,471

	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien — 1.9% continued
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	$99,697	$99,443
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	100,000	99,252
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	92,054	92,160
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (c)	5.995%	01/25/55	400,000	403,101
				1,161,512
Single Family Rental — 2.6%
Home Partners of America Trust, Series 2021-3, Class A (c)	2.200%	01/17/41	167,123	154,160
Progress Residential Trust, Series 2021-SFR3, Class E1 (c)	2.538%	05/17/26	375,000	368,732
Progress Residential Trust, Series 2021-SFR3, Class E2 (c)	2.688%	05/17/26	230,000	226,245
Progress Residential Trust, Series 2021-SFR4, Class E1 (c)	2.409%	05/17/38	100,000	98,121
Progress Residential Trust, Series 2021-SFR4, Class E2 (c)	2.559%	05/17/38	100,000	98,091
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	335,000	324,389
Progress Residential Trust, Series 2021-SFR5, Class E2 (c)	2.359%	07/17/38	230,000	222,781

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 81

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
Single Family Rental — 2.6% continued
Progress Residential Trust, Series 2025-SFR1, Class E1 (c)	3.750%	02/17/42	$100,000	$91,715
				1,584,234
Small Business — 0.8%
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	150,000	149,830
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	100,000	99,776
Kapitus Asset Securitization, LLC, Series 2025-1A, Class C (c)	7.400%	04/10/32	225,000	225,685
				475,291
Student Loan — 0.9%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	155,981	153,153
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	15,196	15,138
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	400,000	368,406
				536,697
Unsecured Consumer — 3.9%
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	109,986	111,271
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	100,000	100,626
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	250,000	250,294

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9% continued
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	$86,884	$87,775
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	102,204	102,532
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	200,000	202,026
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	125,000	125,599
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	86,293	84,801
Oportun Funding, LLC, Series 2025-A, Class C (c)	5.890%	02/08/33	140,000	140,009
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	74,756	75,774
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	99,991	100,315
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	124,986	125,188
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	100,000	100,605
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	100,000	101,800
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	200,000	200,871
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	100,000	100,911
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	192,190	193,832

82 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.5% continued
Unsecured Consumer — 3.9% continued
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	$100,000	$100,910
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	63,238	63,638
				2,368,777

Total Securitized
(Cost $36,586,535)				$37,223,181

Treasury — 16.4%
U.S. Treasury Notes	3.875%	11/30/29	200,000	200,883
U.S. Treasury Notes	0.625%	08/15/30	1,275,000	1,087,386
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	71,039
U.S. Treasury Notes	4.000%	02/15/34	2,725,000	2,696,579
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	101,086
U.S. Treasury STRIPS	0.000%	02/15/36	250,000	155,847
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	147,611
U.S. Treasury STRIPS	0.000%	02/15/38	250,000	139,159
U.S. Treasury STRIPS	0.000%	11/15/38	300,000	160,318
U.S. Treasury Bonds	1.125%	08/15/40	1,000,000	615,195
U.S. Treasury Bonds	1.375%	11/15/40	850,000	541,510
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	90,897
U.S. Treasury STRIPS	0.625%	02/15/43	488,152	362,692
U.S. Treasury STRIPS	0.000%	08/15/43	150,000	60,544
U.S. Treasury Bonds	2.250%	08/15/46	1,000,000	655,117
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	2,229,023
U.S. Treasury Bonds	1.250%	05/15/50	400,000	192,125

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 16.4% continued
U.S. Treasury Bonds	1.625%	11/15/50	$750,000	$395,127
Total Treasury
(Cost $10,046,782)				$9,902,138

	Shares	Fair Value
Registered Investment Companies — 2.9%
State Street Institutional US Government Money Market Fund - Premier Class, 4.27% (d)	462,258	462,258
State Street Navigator Securities Lending Portfolio I, 4.18% (d)(e)	1,312,793	1,312,793
Total Registered Investment Companies
(Cost $1,775,051)		$1,775,051

Total Investment Securities — 102.5%
(Cost $61,322,641)		$62,035,855

Liabilities in Excess of Other Assets — (2.5)%		(1,489,970)

Net Assets — 100.0%		$60,545,885

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $1,400,628.
(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2025 was $24,712,651, representing 40.8% of net assets.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 83

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

(d)	The rate shown is the 7-day effective yield as of June 30, 2025.
(e)	This security was purchased using cash collateral held from securities on loan.

IO — Interest only

plc — Public Limited Company

PO — Principal only

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2025 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Assets
Investment in unaffiliated securities, at cost	$195,128,617	$687,970,285	$46,427,790	$6,848,446,232
Investment in unaffiliated securities, at fair value*	$247,870,545	$934,297,648	$79,161,261	$8,555,109,369
Cash	—	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $35,739, $—, $—, and $—)	—	—	—	—
Cash deposits with custodian for securities sold short	—	—	—	—
Receivable for investments sold	923,660	—	1,231,155	—
Receivable for fund shares issued	77,800	1,277,323	2,241,239	4,741,348
Receivable for dividends and interest	212,421	758,521	103,025	5,061,071
Tax reclaims receivable	—	—	—	—
Total Assets	249,084,426	936,333,492	82,736,680	8,564,911,788

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $613,839,097, $—, $—, $—, and $—)	—	—	—	—
Payable for investments purchased	405,274	—	—	—
Payable for fund shares redeemed	533,429	1,608,500	219,399	18,079,358
Payable for dividend expense on securities sold short	—	—	—	—
Payable for return of collateral received for securities on loan	42,815,687	34,595,756	411,000	127,677,049
Payable to Investment Adviser	134,505	544,069	62,462	3,421,639
Payable to Administrator	28,151	83,791	17,513	907,917
Accrued distribution fees	10,513	6,687	753	56,294
Other accrued expenses	5,009	5,563	7,887	41,723
Total Liabilities	43,932,568	36,844,366	719,014	150,183,980

Net Assets	$205,151,858	$899,489,126	$82,017,666	$8,414,727,808

Components of Net Assets
Paid-in capital	$120,745,874	$524,924,079	$19,854,023	$5,897,610,323
Accumlated earnings (deficit)	84,405,984	374,565,047	62,163,643	2,517,117,485
Net Assets	$205,151,858	$899,489,126	$82,017,666	$8,414,727,808
Net Assets
Investor Shares	$50,776,682	$33,061,649	$3,732,272	$273,694,140
Class I Shares	$132,328,849	$445,953,287	$73,385,132	$5,437,625,184
Class Y Shares	$22,046,327	$420,474,190	$4,900,262	$2,703,408,484
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	2,236,874	1,287,712	213,471	8,157,179
Class I Shares	5,610,218	17,238,706	4,201,842	161,462,483
Class Y Shares	930,994	16,205,832	279,297	80,160,370
Net Asset Value, offering and redemption price per share:
Investor Shares	$22.70	$25.67	$17.48	$33.55
Class I Shares	$23.59	$25.87	$17.46	$33.68
Class Y Shares	$23.68	$25.95	$17.55	$33.73
* Includes value of securities on loan	$55,887,543	$119,629,863	$2,697,836	$148,125,905

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund	Core Plus Bond Fund

$37,408,596	$439,847,838	$1,564,842,018	$140,890,102	$4,099,518,537	$2,508,426,975	$61,322,641
$41,794,775	$577,602,513	$2,332,334,117	$167,365,492	$4,149,924,159	$2,484,136,997	$62,035,855
—	—	—	—	—	533,019	—
—	—	—	35,802	—	—	—
—	—	688,506,074	—	—	—	—
—	—	8,405,806	2,114,246	10,384	2,281,128	—
132	525,252	280,677	272	9,727,033	3,004,791	565
14,303	167,500	3,522,694	431,637	13,632,613	12,705,378	371,498
—	—	—	198,448	—	—	—
41,809,210	578,295,265	3,033,049,368	170,145,897	4,173,294,189	2,502,661,313	62,407,918

—	—	681,302,909	—	—	—	—
—	—	—	1,460,411	—	5,330,061	523,989
1,000	712,524	841,347	22,579	1,757,261	877,395	3
—	—	103,473	—	—	—	—
—	6,788,889	408,118,850	8,377,582	9,138,975	38,205,428	1,312,793
16,885	321,167	1,411,482	92,339	1,148,671	596,796	19,700
3,517	72,693	260,300	16,774	545,124	306,548	4,743
24	7,011	22,989	215	16,334	1,087	5
800	1,937	4,286	29,087	800	800	800
22,226	7,904,221	1,092,065,636	9,998,987	12,607,165	45,318,115	1,862,033

$41,786,984	$570,391,044	$1,940,983,732	$160,146,910	$4,160,687,024	$2,457,343,198	$60,545,885

$33,697,946	$390,062,726	$1,195,064,997	$128,166,335	$4,125,511,769	$2,503,077,531	$59,985,550
8,089,038	180,328,318	745,918,735	31,980,575	35,175,255	(45,734,333)	560,335
$41,786,984	$570,391,044	$1,940,983,732	$160,146,910	$4,160,687,024	$2,457,343,198	$60,545,885

$116,558	$34,882,984	$112,926,785	$1,065,566	$82,373,755	$5,368,844	$23,990
$18,701,353	$467,482,902	$1,723,402,955	$96,116,029	$3,896,448,378	$2,121,009,579	$23,276,148
$22,969,073	$68,025,158	$104,653,992	$62,965,315	$181,864,891	$330,964,775	$37,245,747

8,471	1,437,799	3,981,719	53,925	8,218,897	589,172	2,387
1,361,965	18,930,754	58,349,206	4,847,394	388,577,089	233,776,805	2,318,968
1,670,168	2,737,740	3,517,743	3,167,701	18,111,889	36,453,310	3,706,846

$13.76	$24.26	$28.36	$19.76	$10.02	$9.11	$10.05
$13.73	$24.69	$29.54	$19.83	$10.03	$9.07	$10.04
$13.75	$24.85	$29.75	$19.88	$10.04	$9.08	$10.05
—	$6,865,591	$400,950,733	$11,552,531	$45,944,471	$92,752,875	$1,400,628

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2025 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$2,443,424	$8,859,801	$1,242,180	$84,936,058
Securities lending income	44,337	73,507	3,290	146,975
Foreign taxes withheld	(1,383)	—	—	—
Total Investment Income	2,486,378	8,933,308	1,245,470	85,083,033

Expenses
Investment advisory fees	849,449	3,583,563	396,629	20,831,323
Administration fees	180,251	531,603	110,597	5,521,744
Distribution and service fees — Investor	67,957	42,282	4,681	349,909
Other fees	5,172	7,159	7,916	56,639
Total Expenses	1,102,829	4,164,607	519,823	26,759,615

Net Investment Income	1,383,549	4,768,701	725,647	58,323,418

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	22,596,375	72,846,410	26,728,968	419,293,159
Net realized gains from in-kind redemptions	1,885,439	1,302,515	1,007,781	5,748,119
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(31,240,167)	(80,687,088)	(22,256,440)	(131,993,446)
Net Realized and Unrealized Gains (Losses) on Investments	(6,758,353)	(6,538,163)	5,480,309	293,047,832

Change in Net Assets from Operations	$(5,374,804)	$(1,769,462)	$6,205,956	$351,371,250

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2025 (Unaudited)

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Investment Income
Dividends	$380,143	$5,513,500	$17,961,900	$2,661,683
Securities lending income	—	17,365	272,687	13,394
Rebates on short sales, net of fees	—	—	12,596,784	—
Foreign taxes withheld (net of reclaims received)	—	—	(88,696)	(208,705)
Total Investment Income	380,143	5,530,865	30,742,675	2,466,372

Expenses
Investment advisory fees	95,472	1,934,946	8,247,665	512,867
Administration fees	19,666	439,591	1,520,519	88,849
Distribution and service fees — Investor	173	46,289	140,540	1,363
Other fees	674	2,750	7,574	33,242
Dividend expense	—	—	3,178,816	—
Total Expenses	115,985	2,423,576	13,095,114	636,321

Net Investment Income	264,158	3,107,289	17,647,561	1,830,051

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	2,224,617	29,796,694	46,409,621	5,231,449
Net realized gains from in-kind redemptions	—	—	469,949	—
Net realized losses on closed short positions	—	—	(6,382,164)	—
Net realized gains on foreign currency transactions	—	—	—	15,956
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	462,938	(13,497,449)	85,610,133	17,190,793
Net change in unrealized appreciation (depreciation) on short positions	—	—	10,858,585	—
Net Realized and Unrealized Gains on Investments	2,687,555	16,299,245	136,966,124	22,438,198

Change in Net Assets from Operations	$2,951,713	$19,406,534	$154,613,685	$24,268,249

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2025 (Unaudited)

	Short Duration Securitized Bond Fund	Core Bond Fund	Core Plus Bond Fund
Investment Income
Dividends	$7,562,295	$2,132,355	$21,622
Securities lending income	34,093	48,678	3,660
Interest	110,156,807	54,819,515	1,106,063
Total Investment Income	117,753,195	57,000,548	1,131,345

Expenses
Investment advisory fees	6,581,278	3,362,637	89,622
Administration fees	3,133,031	1,722,896	16,523
Distribution and service fees — Investor	87,484	6,335	28
Other fees	10,299	5,873	709
Total Expenses	9,812,092	5,097,741	106,882

Net Investment Income	107,941,103	51,902,807	1,024,463

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	2,848,082	3,267,522	(30,042)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	29,496,522	38,234,545	1,186,907
Net Realized and Unrealized Gains on Investments	32,344,604	41,502,067	1,156,865

Change in Net Assets from Operations	$140,285,707	$93,404,874	$2,181,328

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
From Operations
Net investment income	$1,383,549	$1,407,511	$4,768,701	$14,777,363
Net realized gains on investment transactions	24,481,814	42,002,058	74,148,925	207,200,327
Net change in unrealized appreciation (depreciation) on investments	(31,240,167)	(14,312,243)	(80,687,088)	(105,764,652)
Change in Net Assets from Operations	(5,374,804)	29,097,326	(1,769,462)	116,213,038

Distributions to Shareholders
Investor	—	(9,111,959)	—	(2,691,574)
Class I	—	(21,308,549)	—	(36,539,410)
Class Y	—	(2,828,344)	—	(46,799,300)
Change in Net Assets from Distributions to Shareholders	—	(33,248,852)	—	(86,030,284)
Change in Net Assets from Capital Transactions	(16,905,510)	703,719	(223,959,228)	(522,647,037)

Total Change in Net Assets	(22,280,314)	(3,447,807)	(225,728,690)	(492,464,283)

Net Assets:
Beginning of period	227,432,172	230,879,979	1,125,217,816	1,617,682,099
End of period	$205,151,858	$227,432,172	$899,489,126	$1,125,217,816

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$2,222,689	$8,330,431	$881,337	$1,481,597
Reinvested distributions	—	8,386,067	—	2,576,216
Payments for shares redeemed	(12,060,449)	(16,031,148)	(4,682,457)	(12,019,780)
Change in Net Assets from Investor Share Transactions	(9,837,760)	685,350	(3,801,120)	(7,961,967)
Class I
Proceeds from shares sold	22,409,965	22,644,726	17,280,603	35,195,691
Reinvested distributions	—	19,393,644	—	26,282,937
Payments for shares redeemed	(31,896,294)	(43,642,301)	(47,966,192)	(366,489,088)
Change in Net Assets from Class I Share Transactions	(9,486,329)	(1,603,931)	(30,685,589)	(305,010,460)
Class Y
Proceeds from shares sold	6,516,919	3,500,001	21,237,079	98,905,584
Reinvested distributions	—	2,663,658	—	46,272,988
Payments for shares redeemed	(4,098,340)	(4,541,359)	(210,709,598)	(354,853,182)
Change in Net Assets from Class Y Share Transactions	2,418,579	1,622,300	(189,472,519)	(209,674,610)
Change in Net Assets from Capital Transactions	$(16,905,510)	$703,719	$(223,959,228)	$(522,647,037)

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	103,453	340,247	35,242	56,433
Reinvested	—	340,672	—	96,394
Redeemed	(560,081)	(647,876)	(189,104)	(457,714)
Change in Shares Outstanding	(456,628)	33,043	(153,862)	(304,887)
Class I
Issued	973,173	891,096	698,953	1,343,708
Reinvested	—	759,847	—	977,485
Redeemed	(1,476,611)	(1,700,250)	(1,950,240)	(13,587,193)
Change in Shares Outstanding	(503,438)	(49,307)	(1,251,287)	(11,266,000)
Class Y
Issued	292,102	131,135	841,728	3,708,212
Reinvested	—	104,055	—	1,716,333
Redeemed	(175,475)	(177,645)	(8,632,310)	(13,337,814)
Change in Shares Outstanding	116,627	57,545	(7,790,582)	(7,913,269)
Change in Total Shares Outstanding	(843,439)	41,281	(9,195,731)	(19,484,156)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
From Operations
Net investment income	$725,647	$1,770,258	$58,323,418	$131,236,342
Net realized gains on investment transactions	27,736,749	19,490,418	425,041,278	1,144,867,461
Net change in unrealized appreciation (depreciation) on investments	(22,256,440)	(4,326,783)	(131,993,446)	(260,844,074)
Change in Net Assets from Operations	6,205,956	16,933,893	351,371,250	1,015,259,729

Distributions to Shareholders
Investor	—	(334,463)	—	(28,852,919)
Class I	—	(11,733,887)	—	(548,339,563)
Class Y	—	(701,120)	—	(281,059,767)
Change in Net Assets from Distributions to Shareholders	—	(12,769,470)	—	(858,252,249)
Change in Net Assets from Capital Transactions	(70,875,494)	(19,995,534)	(560,190,918)	54,612,256

Total Change in Net Assets	(64,669,538)	(15,831,111)	(208,819,668)	211,619,736

Net Assets:
Beginning of period	146,687,204	162,518,315	8,623,547,476	8,411,927,740
End of period	$82,017,666	$146,687,204	$8,414,727,808	$8,623,547,476

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$47,225	$163,755	$13,709,521	$29,534,931
Reinvested distributions	—	322,866	—	23,754,622
Payments for shares redeemed	(486,025)	(1,018,107)	(45,118,055)	(100,078,949)
Change in Net Assets from Investor Share Transactions	(438,800)	(531,486)	(31,408,534)	(46,789,396)
Class I
Proceeds from shares sold	8,123,508	13,221,842	482,648,974	992,185,693
Reinvested distributions	—	11,552,594	—	457,854,992
Payments for shares redeemed	(75,126,432)	(43,916,397)	(770,186,684)	(1,262,357,692)
Change in Net Assets from Class I Share Transactions	(67,002,924)	(19,141,961)	(287,537,710)	187,682,993
Class Y
Proceeds from shares sold	4,176,780	1,505,262	120,796,150	376,363,202
Reinvested distributions	—	701,120	—	262,559,659
Payments for shares redeemed	(7,610,550)	(2,528,469)	(362,040,824)	(725,204,202)
Change in Net Assets from Class Y Share Transactions	(3,433,770)	(322,087)	(241,244,674)	(86,281,341)
Change in Net Assets from Capital Transactions	$(70,875,494)	$(19,995,534)	$(560,190,918)	$54,612,256

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 95

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	2,784	9,205	423,156	866,162
Reinvested	—	18,502	—	711,511
Redeemed	(29,214)	(58,748)	(1,386,621)	(2,914,863)
Change in Shares Outstanding	(26,430)	(31,041)	(963,465)	(1,337,190)
Class I
Issued	487,180	742,399	14,891,311	29,024,228
Reinvested	—	662,590	—	13,662,760
Redeemed	(4,376,223)	(2,485,818)	(23,715,773)	(36,833,667)
Change in Shares Outstanding	(3,889,043)	(1,080,829)	(8,824,462)	5,853,321
Class Y
Issued	241,382	85,294	3,677,747	10,998,328
Reinvested	—	40,079	—	7,825,617
Redeemed	(449,307)	(142,193)	(11,039,371)	(20,924,053)
Change in Shares Outstanding	(207,925)	(16,820)	(7,361,624)	(2,100,108)
Change in Total Shares Outstanding	(4,123,398)	(1,128,690)	(17,149,551)	2,416,023

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
From Operations
Net investment income	$264,158	$494,715	$3,107,289	$4,830,404
Net realized gains on investment transactions	2,224,617	3,850,623	29,796,694	50,697,503
Net change in unrealized appreciation (depreciation) on investments	462,938	(312,062)	(13,497,449)	6,294,539
Change in Net Assets from Operations	2,951,713	4,033,276	19,406,534	61,822,446

Distributions to Shareholders
Investor	—	(23,844)	—	(2,780,514)
Class I	—	(962,772)	—	(30,303,954)
Class Y	—	(1,265,759)	—	(4,318,216)
Change in Net Assets from Distributions to Shareholders	—	(2,252,375)	—	(37,402,684)
Change in Net Assets from Capital Transactions	4,615,490	4,802,352	(29,811,125)	86,704,351

Total Change in Net Assets	7,567,203	6,583,253	(10,404,591)	111,124,113

Net Assets:
Beginning of period	34,219,781	27,636,528	580,795,635	469,671,522
End of period	$41,786,984	$34,219,781	$570,391,044	$580,795,635

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$12,763	$52,740	$3,613,173	$17,649,126
Reinvested distributions	—	23,844	—	2,555,775
Payments for shares redeemed	(295,173)	(8,568)	(13,365,895)	(9,735,762)
Change in Net Assets from Investor Share Transactions	(282,410)	68,016	(9,752,722)	10,469,139
Class I
Proceeds from shares sold	3,273,965	3,476,796	49,194,374	160,455,644
Reinvested distributions	—	961,290	—	28,051,464
Payments for shares redeemed	(550,907)	(1,088,554)	(68,272,083)	(128,457,731)
Change in Net Assets from Class I Share Transactions	2,723,058	3,349,532	(19,077,709)	60,049,377
Class Y
Proceeds from shares sold	2,375,159	1,010,694	7,614,313	26,280,363
Reinvested distributions	—	1,265,759	—	4,255,497
Payments for shares redeemed	(200,317)	(891,649)	(8,595,007)	(14,350,025)
Change in Net Assets from Class Y Share Transactions	2,174,842	1,384,804	(980,694)	16,185,835
Change in Net Assets from Capital Transactions	$4,615,490	$4,802,352	$(29,811,125)	$86,704,351

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	958	4,004	156,217	728,255
Reinvested	—	1,819	—	104,832
Redeemed	(22,395)	(612)	(584,209)	(405,501)
Change in Shares Outstanding	(21,437)	5,211	(427,992)	427,586
Class I
Issued	249,293	269,003	2,125,332	6,542,849
Reinvested	—	73,588	—	1,132,001
Redeemed	(41,334)	(83,260)	(2,946,539)	(5,262,191)
Change in Shares Outstanding	207,959	259,331	(821,207)	2,412,659
Class Y
Issued	180,299	76,774	320,258	1,029,628
Reinvested	—	96,745	—	170,632
Redeemed	(15,212)	(72,167)	(364,615)	(584,602)
Change in Shares Outstanding	165,087	101,352	(44,357)	615,658
Change in Total Shares Outstanding	351,609	365,894	(1,293,556)	3,455,903

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
From Operations
Net investment income	$17,647,561	$40,246,532	$1,830,051	$2,122,196
Net realized gains (losses) on investment transactions	46,879,570	165,692,507	5,231,449	(89,643)
Net realized losses on closed short positions	(6,382,164)	(43,520,658)	—	—
Net realized gains (losses) on foreign currency transactions	—	—	15,956	(57,944)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	85,610,133	92,614,814	17,190,793	2,699,451
Net change in unrealized appreciation (depreciation) on short positions	10,858,585	(80,597,112)	—	—
Change in Net Assets from Operations	154,613,685	174,436,083	24,268,249	4,674,060

Distributions to Shareholders
Investor	—	(10,412,201)	—	(14,833)
Class I	—	(133,429,735)	—	(1,029,452)
Class Y	—	(9,155,159)	—	(1,186,193)
Change in Net Assets from Distributions to Shareholders	—	(152,997,095)	—	(2,230,478)
Change in Net Assets from Capital Transactions	102,549,600	(63,092,181)	(5,533,745)	29,740,441

Total Change in Net Assets	257,163,285	(41,653,193)	18,734,504	32,184,023

Net Assets:
Beginning of period	1,683,820,447	1,725,473,640	141,412,406	109,228,383
End of period	$1,940,983,732	$1,683,820,447	$160,146,910	$141,412,406

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$3,821,868	$7,945,007	$81,863	$630,261
Reinvested distributions	—	9,442,292	—	14,833
Payments for shares redeemed	(16,154,791)	(25,868,643)	(375,920)	(488,795)
Change in Net Assets from Investor Share Transactions	(12,332,923)	(8,481,344)	(294,057)	156,299
Class I
Proceeds from shares sold	348,390,293	223,890,513	23,230,461	27,393,493
Reinvested distributions	—	111,573,196	—	1,017,806
Payments for shares redeemed	(229,218,905)	(435,167,094)	(7,425,824)	(5,712,768)
Change in Net Assets from Class I Share Transactions	119,171,388	(99,703,385)	15,804,637	22,698,531
Class Y
Proceeds from shares sold	4,763,947	54,256,611	3,192,590	7,134,373
Reinvested distributions	—	6,004,471	—	1,042,265
Payments for shares redeemed	(9,052,812)	(15,168,534)	(24,236,915)	(1,291,027)
Change in Net Assets from Class Y Share Transactions	(4,288,865)	45,092,548	(21,044,325)	6,885,611
Change in Net Assets from Capital Transactions	$102,549,600	$(63,092,181)	$(5,533,745)	$29,740,441

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Share Transactions:
Investor
Issued	142,189	284,383	4,716	35,604
Reinvested	—	354,064	—	870
Redeemed	(602,415)	(923,358)	(20,884)	(27,648)
Change in Shares Outstanding	(460,226)	(284,911)	(16,168)	8,826
Class I
Issued	12,472,434	7,766,697	1,298,814	1,594,796
Reinvested	—	4,019,946	—	59,556
Redeemed	(8,202,590)	(15,012,176)	(398,845)	(321,578)
Change in Shares Outstanding	4,269,844	(3,225,533)	899,969	1,332,774
Class Y
Issued	165,990	1,804,215	175,807	400,800
Reinvested	—	214,858	—	60,880
Redeemed	(323,649)	(524,332)	(1,256,027)	(71,977)
Change in Shares Outstanding	(157,659)	1,494,741	(1,080,220)	389,703
Change in Total Shares Outstanding	3,651,959	(2,015,703)	(196,419)	1,731,303

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
From Operations
Net investment income	$107,941,103	$153,587,973	$51,902,807	$88,472,321
Net realized gains (losses) on investment transactions	2,848,082	6,004,209	3,267,522	(1,559,057)
Net change in unrealized appreciation (depreciation) on investments	29,496,522	54,381,490	38,234,545	(31,110,733)
Change in Net Assets from Operations	140,285,707	213,973,672	93,404,874	55,802,531

Distributions to Shareholders
Investor	(2,044,411)	(2,147,451)	(114,314)	(138,770)
Class I	(107,475,160)	(149,016,161)	(47,790,580)	(78,520,871)
Class Y	(4,128,297)	(3,525,694)	(7,741,303)	(10,569,401)
Change in Net Assets from Distributions to Shareholders	(113,647,868)	(154,689,306)	(55,646,197)	(89,229,042)
Change in Net Assets from Capital Transactions	692,120,435	1,768,301,851	415,137,065	518,739,597

Total Change in Net Assets	718,758,274	1,827,586,217	452,895,742	485,313,086

Net Assets:
Beginning of period	3,441,928,750	1,614,342,533	2,004,447,456	1,519,134,370
End of period	$4,160,687,024	$3,441,928,750	$2,457,343,198	$2,004,447,456

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024	For the six months ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
Capital Transactions
Investor
Proceeds from shares sold	$50,115,511	$44,874,803	$1,194,523	$3,178,224
Reinvested distributions	1,942,478	2,021,758	109,821	131,071
Payments for shares redeemed	(25,473,599)	(17,614,509)	(553,852)	(588,945)
Change in Net Assets from Investor Share Transactions	26,584,390	29,282,052	750,492	2,720,350
Class I
Proceeds from shares sold	1,389,547,904	2,118,386,882	535,404,932	779,019,464
Reinvested distributions	88,918,871	118,762,693	42,065,029	70,417,733
Payments for shares redeemed	(881,330,401)	(561,622,688)	(215,967,874)	(460,809,354)
Change in Net Assets from Class I Share Transactions	597,136,374	1,675,526,887	361,502,087	388,627,843
Class Y
Proceeds from shares sold	78,162,953	84,442,769	153,826,107	173,672,300
Reinvested distributions	2,396,507	2,804,531	4,510,199	6,851,049
Payments for shares redeemed	(12,159,789)	(23,754,388)	(105,451,820)	(53,131,945)
Change in Net Assets from Class Y Share Transactions	68,399,671	63,492,912	52,884,486	127,391,404
Change in Net Assets from Capital Transactions	$692,120,435	$1,768,301,851	$415,137,065	$518,739,597
Share Transactions:
Investor
Issued	5,011,206	4,533,557	132,503	346,583
Reinvested	194,319	205,196	12,113	14,484
Redeemed	(2,547,812)	(1,785,662)	(61,109)	(65,394)
Change in Shares Outstanding	2,657,713	2,953,091	83,507	295,673
Class I
Issued	138,812,499	214,663,496	59,351,958	86,251,140
Reinvested	8,893,352	12,054,217	4,660,127	7,832,870
Redeemed	(88,084,419)	(56,853,042)	(24,016,944)	(51,336,282)
Change in Shares Outstanding	59,621,432	169,864,671	39,995,141	42,747,728
Class Y
Issued	7,784,867	8,471,795	17,139,357	19,289,792
Reinvested	239,269	284,553	499,396	761,153
Redeemed	(1,213,770)	(2,408,582)	(11,694,880)	(5,849,870)
Change in Shares Outstanding	6,810,366	6,347,766	5,943,873	14,201,075
Change in Total Shares Outstanding	69,089,511	179,165,528	46,022,521	57,244,476

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Plus Bond Fund
	For the six months ended June 30, 2025 (Unaudited)	For the period ended December 31, 2024(A)
From Operations
Net investment income	$1,024,463	$280,681
Net realized losses on investment transactions	(30,042)	(33,230)
Net change in unrealized appreciation (depreciation) on investments	1,186,907	(473,693)
Change in Net Assets from Operations	2,181,328	(226,242)

Distributions to Shareholders
Investor	(484)	(118)
Class I	(253,458)	(965)
Class Y	(860,002)	(280,351)
Change in Net Assets from Distributions to Shareholders	(1,113,944)	(281,434)
Change in Net Assets from Capital Transactions	23,813,924	36,172,253

Total Change in Net Assets	24,881,308	35,664,577

Net Assets:
Beginning of period	35,664,577	—
End of period	$60,545,885	$35,664,577

Capital Transactions
Investor
Proceeds from shares sold	$2,401	$20,819
Reinvested distributions	484	118
Payments for shares redeemed	—	—
Change in Net Assets from Investor Share Transactions	2,885	20,937
Class I
Proceeds from shares sold	22,694,798	245,000
Reinvested distributions	11,858	965
Payments for shares redeemed	(24,927)	—
Change in Net Assets from Class I Share Transactions	22,681,729	245,965
Class Y
Proceeds from shares sold	299,390	35,625,000
Reinvested distributions	860,002	280,351
Payments for shares redeemed	(30,082)	—
Change in Net Assets from Class Y Share Transactions	1,129,310	35,905,351
Change in Net Assets from Capital Transactions	$23,813,924	$36,172,253

(A)	Represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Plus Bond Fund
	For the six months ended June 30, 2025 (Unaudited)	For the period ended December 31, 2024(A)
Share Transactions:
Investor
Issued	240	2,086
Reinvested	49	12
Redeemed	—	—
Change in Shares Outstanding	289	2,098
Class I
Issued	2,295,473	24,701
Reinvested	1,190	98
Redeemed	(2,494)	—
Change in Shares Outstanding	2,294,169	24,799
Class Y
Issued	29,889	3,565,513
Reinvested	86,200	28,264
Redeemed	(3,020)	—
Change in Shares Outstanding	113,069	3,593,777
Change in Total Shares Outstanding	2,407,527	3,620,674

(A)	Represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

106 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 107

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2025 (Unaudited)	$23.01	0.12	(0.43)	(0.31)	—
For the year ended December 31, 2024	$23.55	0.09	3.07	3.16	(1.18)
For the year ended December 31, 2023	$25.06	0.24	5.49	5.73	(0.63)
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)

Class I
For the six months ended June 30, 2025 (Unaudited)	$23.87	0.15	(0.43)	(0.28)	—
For the year ended December 31, 2024	$24.30	0.17	3.17	3.34	(1.25)
For the year ended December 31, 2023	$25.67	0.33	5.61	5.94	(0.70)
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)

Class Y
For the six months ended June 30, 2025 (Unaudited)	$23.95	0.17	(0.44)	(0.27)	—
For the year ended December 31, 2024	$24.38	0.20	3.17	3.37	(1.28)
For the year ended December 31, 2023	$25.72	0.36	5.65	6.01	(0.74)
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

108 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	$22.70	(1.35	)%(D)	$50,777	1.27	%(E)	1.07	%(E)	36	%(D)(F)
(2.52)	(3.70)	$23.01	12.88%		$61,972	1.26%		0.38%		43%
(6.61)	(7.24)	$23.55	22.94%		$62,642	1.26%		0.88%		41%
(4.40)	(4.55)	$25.06	(15.02)%		$79,634	1.26%		0.34%		37	%(F)
(5.98)	(6.05)	$34.73	32.45%		$123,975	1.26%		0.20%		20%
—	(0.10)	$30.96	(0.55)%		$117,491	1.26%		0.05%		34%

—	—	$23.59	(1.17	)%(D)	$132,329	0.98	%(E)	1.37	%(E)	36	%(D)(F)
(2.52)	(3.77)	$23.87	13.22%		$145,953	0.97%		0.67%		43%
(6.61)	(7.31)	$24.30	23.22%		$149,790	0.97%		1.19%		41%
(4.40)	(4.64)	$25.67	(14.77)%		$187,656	0.97%		0.57%		37	%(F)
(5.98)	(6.16)	$35.44	32.83%		$391,856	0.97%		0.52%		20%
—	(0.19)	$31.49	(0.28)%		$350,375	0.97%		0.33%		34%

—	—	$23.68	(1.13	)%(D)	$22,046	0.86	%(E)	1.50	%(E)	36	%(D)(F)
(2.52)	(3.80)	$23.95	13.31%		$19,507	0.85%		0.78%		43%
(6.61)	(7.35)	$24.38	23.47%		$18,448	0.85%		1.29%		41%
(4.40)	(4.67)	$25.72	(14.64)%		$18,592	0.85%		0.69%		37	%(F)
(5.98)	(6.20)	$35.49	32.98%		$52,704	0.85%		0.59%		20%
—	(0.23)	$31.52	(0.17)%		$56,417	0.85%		0.46%		34%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 109

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2025 (Unaudited)	$25.43	0.08	0.16	0.24	—
For the year ended December 31, 2024	$25.35	0.18	1.87	2.05	(0.25)
For the year ended December 31, 2023	$23.04	0.15	2.42	2.57	(0.07)
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)

Class I
For the six months ended June 30, 2025 (Unaudited)	$25.59	0.12	0.16	0.28	—
For the year ended December 31, 2024	$25.48	0.26	1.89	2.15	(0.32)
For the year ended December 31, 2023	$23.31	0.26	2.42	2.68	(0.32)
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)

Class Y
For the six months ended June 30, 2025 (Unaudited)	$25.65	0.13	0.17	0.30	—
For the year ended December 31, 2024	$25.55	0.30	1.88	2.18	(0.36)
For the year ended December 31, 2023	$23.37	0.29	2.43	2.72	(0.35)
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31,2024 through 2020.

110 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$25.67	0.94	%(E)	$33,062	1.21	%(F)	1.21	%(F)	0.69	%(F)	11	%(E)(G)
(1.72)	(1.97)	$25.43	7.78%		$36,660	1.21%		1.21%		0.69%		22	%(G)
(0.19)	(0.26)	$25.35	11.12%		$44,270	1.21%		1.21%		0.63%		16	%(G)
(1.03)	(1.15)	$23.04	(13.86)%		$163,974	1.21%		1.21%		0.45%		25	%(G)
(1.50)	(1.55)	$28.06	30.78%		$208,110	1.20%		1.21%		0.18%		14%
(0.01)	(0.11)	$22.69	1.03%		$162,637	1.20%		1.21%		0.19%		31	%(G)

—	—	$25.87	1.09	%(E)	$445,953	0.92	%(F)	0.92	%(F)	0.98	%(F)	11	%(E)(G)
(1.72)	(2.04)	$25.59	8.11%		$473,097	0.92%		0.92%		0.98%		22	%(G)
(0.19)	(0.51)	$25.48	11.47%		$758,160	0.92%		0.92%		1.07%		16	%(G)
(1.03)	(1.22)	$23.31	(13.62)%		$813,600	0.92%		0.92%		0.74%		25	%(G)
(1.50)	(1.63)	$28.38	31.14%		$1,059,287	0.91%		0.92%		0.45%		14%
(0.01)	(0.17)	$22.93	1.31%		$889,148	0.91%		0.92%		0.49%		31	%(G)

—	—	$25.95	1.17	%(E)	$420,474	0.80	%(F)	0.80	%(F)	1.03	%(F)	11	%(E)(G)
(1.72)	(2.08)	$25.65	8.23%		$615,460	0.80%		0.80%		1.11%		22	%(G)
(0.19)	(0.54)	$25.55	11.62%		$815,252	0.80%		0.80%		1.21%		16	%(G)
(1.03)	(1.25)	$23.37	(13.51)%		$924,744	0.80%		0.80%		0.87%		25	%(G)
(1.50)	(1.66)	$28.45	31.24%		$1,011,010	0.79%		0.80%		0.59%		14%
(0.01)	(0.19)	$22.99	1.50%		$888,375	0.79%		0.80%		0.61%		31	%(G)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 111

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$16.67	0.07	0.74	0.81
For the year ended December 31, 2024	$16.37	0.14	1.63	1.77
For the year ended December 31, 2023	$15.33	0.08	1.32	1.40
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)

Class I
For the six months ended June 30, 2025 (Unaudited)	$16.63	0.09	0.74	0.83
For the year ended December 31, 2024	$16.33	0.19	1.63	1.82
For the year ended December 31, 2023	$15.39	0.14	1.31	1.45
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)

Class Y
For the six months ended June 30, 2025 (Unaudited)	$16.69	0.09	0.77	0.86
For the year ended December 31, 2024	$16.39	0.21	1.64	1.85
For the year ended December 31, 2023	$15.43	0.16	1.33	1.49
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

112 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$17.48	4.86	%(D)	$3,732	1.07	%(E)	0.83	%(E)	13	%(D)(F)
(0.15)	(1.32)	(1.47)	$16.67	10.50%		$3,998	1.06%		0.81%		19%
(0.04)	(0.32)	(0.36)	$16.37	9.14%		$4,435	1.06%		0.48%		22%
(0.10)	(0.66)	(0.76)	$15.33	(13.66)%		$23,932	1.06%		0.46%		19	%(F)
(0.06)	—	(0.06)	$18.62	30.87%		$33,006	1.06%		0.30%		12%
(0.06)	(0.02)	(0.08)	$14.27	(2.01)%		$33,178	1.06%		0.41%		52%

—	—	—	$17.46	4.99	%(D)	$73,385	0.78	%(E)	1.11	%(E)	13	%(D)(F)
(0.20)	(1.32)	(1.52)	$16.63	10.83%		$134,555	0.77%		1.10%		19%
(0.19)	(0.32)	(0.51)	$16.33	9.44%		$149,820	0.77%		0.90%		22%
(0.15)	(0.66)	(0.81)	$15.39	(13.39)%		$150,772	0.77%		0.75%		19	%(F)
(0.11)	—	(0.11)	$18.69	31.29%		$229,696	0.77%		0.60%		12%
(0.09)	(0.02)	(0.11)	$14.32	(1.76)%		$194,354	0.77%		0.71%		52%

—	—	—	$17.55	5.15	%(D)	$4,900	0.66	%(E)	1.07	%(E)	13	%(D)(F)
(0.23)	(1.32)	(1.55)	$16.69	10.93%		$8,134	0.65%		1.21%		19%
(0.21)	(0.32)	(0.53)	$16.39	9.65%		$8,263	0.65%		0.99%		22%
(0.17)	(0.66)	(0.83)	$15.43	(13.31)%		$12,528	0.65%		0.86%		19	%(F)
(0.13)	—	(0.13)	$18.74	31.41%		$23,739	0.65%		0.69%		12%
(0.10)	(0.02)	(0.12)	$14.36	(1.66)%		$23,248	0.65%		0.82%		52%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 113

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$32.23	0.17	1.15	1.32
For the year ended December 31, 2024	$31.72	0.40	3.44	3.84
For the year ended December 31, 2023	$28.86	0.35	3.49	3.84
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47

Class I
For the six months ended June 30, 2025 (Unaudited)	$32.30	0.22	1.16	1.38
For the year ended December 31, 2024	$31.80	0.51	3.43	3.94
For the year ended December 31, 2023	$29.04	0.44	3.52	3.96
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58

Class Y
For the six months ended June 30, 2025 (Unaudited)	$32.33	0.24	1.16	1.40
For the year ended December 31, 2024	$31.82	0.55	3.44	3.99
For the year ended December 31, 2023	$29.06	0.48	3.52	4.00
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

114 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$33.55	4.10	%(D)	$274	0.96	%(E)	1.08	%(E)	26	%(D)(F)
(0.38)	(2.95)	(3.33)	$32.23	11.83%		$294	0.96%		1.16%		36	%(F)
(0.24)	(0.74)	(0.98)	$31.72	13.31%		$332	0.96%		1.16%		22%
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%		$777	0.96%		0.87%		38	%(F)
(0.21)	(2.37)	(2.58)	$35.50	25.42%		$987	0.96%		0.68%		22	%(F)
(0.18)	(0.73)	(0.91)	$30.42	8.65%		$763	0.96%		1.04%		33%

—	—	—	$33.68	4.27	%(D)	$5,438	0.67	%(E)	1.37	%(E)	26	%(D)(F)
(0.49)	(2.95)	(3.44)	$32.30	12.11%		$5,500	0.67%		1.46%		36	%(F)
(0.46)	(0.74)	(1.20)	$31.80	13.66%		$5,228	0.67%		1.47%		22%
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%		$5,417	0.67%		1.16%		38	%(F)
(0.31)	(2.37)	(2.68)	$35.69	25.75%		$8,168	0.67%		0.97%		22	%(F)
(0.33)	(0.73)	(1.06)	$30.57	8.97%		$5,140	0.67%		1.33%		33%

—	—	—	$33.73	4.33	%(D)	$2,703	0.55	%(E)	1.49	%(E)	26	%(D)(F)
(0.53)	(2.95)	(3.48)	$32.33	12.26%		$2,829	0.55%		1.57%		36	%(F)
(0.50)	(0.74)	(1.24)	$31.82	13.78%		$2,852	0.55%		1.60%		22%
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%		$2,296	0.55%		1.28%		38	%(F)
(0.35)	(2.37)	(2.72)	$35.72	25.89%		$3,205	0.55%		1.09%		22	%(F)
(0.36)	(0.73)	(1.09)	$30.59	9.07%		$2,340	0.55%		1.45%		33%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 115

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$12.77	0.06	0.93	0.99
For the year ended December 31, 2024	$11.94	0.16	1.51	1.67
For the year ended December 31, 2023	$10.33	0.13	1.61	1.74
For the year ended December 31, 2022	$11.90	0.10	(1.64)	(1.54)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the six months ended June 30, 2025 (Unaudited)	$12.72	0.09	0.92	1.01
For the year ended December 31, 2024	$11.89	0.20	1.51	1.71
For the year ended December 31, 2023	$10.28	0.16	1.61	1.77
For the year ended December 31, 2022	$11.92	0.14	(1.66)	(1.52)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the six months ended June 30, 2025 (Unaudited)	$12.73	0.09	0.93	1.02
For the year ended December 31, 2024	$11.90	0.21	1.51	1.72
For the year ended December 31, 2023	$10.29	0.17	1.61	1.78
For the year ended December 31, 2022	$11.92	0.14	(1.64)	(1.50)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

116 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$13.76	7.75	%(D)	$117	0.96	%(E)	0.95	%(E)	35	%(D)
(0.14)	(0.70)	(0.84)	$12.77	13.87%		$382	0.96%		1.19%		40%
(0.13)	—	(0.13)	$11.94	16.84%		$295	0.97%		1.21%		34%
(0.03)	—	(0.03)	$10.33	(12.93)%		$23	0.97%		0.96%		41%
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

—	—	—	$13.73	7.94	%(D)	$18,701	0.67	%(E)	1.31	%(E)	35	%(D)
(0.18)	(0.70)	(0.88)	$12.72	14.24%		$14,674	0.67%		1.49%		40%
(0.16)	—	(0.16)	$11.89	17.21%		$10,635	0.68%		1.45%		34%
(0.12)	—	(0.12)	$10.28	(12.75)%		$9,107	0.68%		1.38%		41%
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

—	—	—	$13.75	8.01	%(D)	$22,969	0.55	%(E)	1.44	%(E)	35	%(D)
(0.19)	(0.70)	(0.89)	$12.73	14.34%		$19,164	0.55%		1.60%		40%
(0.17)	—	(0.17)	$11.90	17.32%		$16,706	0.56%		1.57%		34%
(0.13)	—	(0.13)	$10.29	(12.62)%		$14,017	0.56%		1.32%		41%
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 117

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$23.43	0.09	0.74	0.83
For the year ended December 31, 2024	$22.11	0.14	2.74	2.88
For the year ended December 31, 2023	$17.03	0.05	5.09	5.14
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31

Class I
For the six months ended June 30, 2025 (Unaudited)	$23.82	0.13	0.74	0.87
For the year ended December 31, 2024	$22.44	0.22	2.78	3.00
For the year ended December 31, 2023	$17.28	0.11	5.17	5.28
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38

Class Y
For the six months ended June 30, 2025 (Unaudited)	$23.95	0.15	0.75	0.90
For the year ended December 31, 2024	$22.55	0.25	2.80	3.05
For the year ended December 31, 2023	$17.36	0.12	5.20	5.32
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

118 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)

—	—	—	$24.26	3.54	%(D)	$34,883	1.16	%(E)	0.80	%(E)	27	%(D)
(0.14)	(1.42)	(1.56)	$23.43	12.79%		$43,724	1.16%		0.61%		44%
(0.05)	(0.01)	(0.06)	$22.11	30.19%		$31,797	1.16%		0.26%		60%
—	(0.69)	(0.69)	$17.03	(17.44)%		$28,808	1.16%		(0.09)%		78	%(F)
(0.17)	(2.77)	(2.94)	$21.44	32.91%		$31,064	1.16%		0.44%		55%
(0.05)	—	(0.05)	$18.43	14.30%		$10,207	1.16%		0.33%		76%

—	—	—	$24.69	3.65	%(D)	$467,483	0.87	%(E)	1.13	%(E)	27	%(D)
(0.20)	(1.42)	(1.62)	$23.82	13.13%		$470,437	0.87%		0.90%		44%
(0.11)	(0.01)	(0.12)	$22.44	30.56%		$389,017	0.87%		0.59%		60%
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%		$238,051	0.87%		0.21%		78	%(F)
(0.20)	(2.77)	(2.97)	$21.73	33.39%		$232,051	0.87%		0.61%		55%
(0.10)	—	(0.10)	$18.60	14.57%		$171,263	0.87%		0.62%		76%

—	—	—	$24.85	3.76	%(D)	$68,025	0.75	%(E)	1.25	%(E)	27	%(D)
(0.23)	(1.42)	(1.65)	$23.95	13.28%		$66,634	0.75%		1.02%		44%
(0.12)	(0.01)	(0.13)	$22.55	30.69%		$48,858	0.75%		0.66%		60%
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%		$57,091	0.75%		0.27%		78	%(F)
(0.22)	(2.77)	(2.99)	$21.82	33.55%		$120,283	0.75%		0.64%		55%
(0.12)	—	(0.12)	$18.66	14.70%		$141,244	0.75%		0.74%		76%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 119

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2025 (Unaudited)	$26.10	0.22	2.04	2.26	—
For the year ended December 31, 2024	$25.99	0.55	2.04	2.59	(0.58)
For the year ended December 31, 2023	$24.12	0.47	2.44	2.91	(0.53)
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)

Class I
For the six months ended June 30, 2025 (Unaudited)	$27.14	0.27	2.13	2.40	—
For the year ended December 31, 2024	$26.93	0.66	2.11	2.77	(0.66)
For the year ended December 31, 2023	$24.96	0.57	2.52	3.09	(0.61)
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)

Class Y
For the six months ended June 30, 2025 (Unaudited)	$27.32	0.29	2.14	2.43	—
For the year ended December 31, 2024	$27.10	0.69	2.13	2.82	(0.70)
For the year ended December 31, 2023	$25.11	0.61	2.53	3.14	(0.64)
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36%(H) for Investor, 1.07%(H) for Class I, and 0.95%(H) for Class Y for the six months ended June 30, 2025.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2020.

120 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)(F)

—	—	$28.36	8.66	%(G)	$113	1.71	%(H)	1.71	%(H)	1.64	%(H)	39	%(G)(I)
(1.90)	(2.48)	$26.10	9.94%		$116	1.75%		1.75%		1.96%		46%
(0.51)	(1.04)	$25.99	12.12%		$123	1.78%		1.78%		1.89%		41%
(1.13)	(1.22)	$24.12	(8.74)%		$127	1.78%		1.78%		0.30%		61%
(3.00)	(3.00)	$27.76	19.03%		$168	1.92%		1.93%		(0.38)%		33%
(0.20)	(0.25)	$25.89	(0.55)%		$162	1.81%		1.82%		0.09%		65%

—	—	$29.54	8.84	%(G)	$1,723	1.42	%(H)	1.42	%(H)	1.94	%(H)	39	%(G)(I)
(1.90)	(2.56)	$27.14	10.26%		$1,468	1.46%		1.46%		2.26%		46%
(0.51)	(1.12)	$26.93	12.40%		$1,544	1.49%		1.49%		2.18%		41%
(1.13)	(1.30)	$24.96	(8.45)%		$1,604	1.49%		1.49%		0.61%		61%
(3.00)	(3.00)	$28.68	19.40%		$1,792	1.63%		1.64%		(0.08)%		33%
(0.20)	(0.32)	$26.58	(0.27)%		$1,794	1.52%		1.53%		0.39%		65%

—	—	$29.75	8.89	%(G)	$105	1.30	%(H)	1.30	%(H)	2.05	%(H)	39	%(G)(I)
(1.90)	(2.60)	$27.32	10.38%		$100	1.34%		1.34%		2.34%		46%
(0.51)	(1.15)	$27.10	12.55%		$59	1.37%		1.37%		2.34%		41%
(1.13)	(1.33)	$25.11	(8.36)%		$22	1.37%		1.37%		0.68%		61%
(3.00)	(3.00)	$28.85	19.55%		$37	1.51%		1.52%		0.08%		33%
(0.20)	(0.35)	$26.69	(0.19)%		$75	1.40%		1.41%		0.57%		65%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2025, 2024, 2023, 2022, 2021 and 2020 would have been 29%(G)(I), 34%, 40%, 46%, 30% and 47%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(G)	Not annualized.

(H)	Annualized.

(I)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 121

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$17.06	0.16	2.54	2.70
For the year ended December 31, 2024	$16.68	0.22	0.37	0.59
For the year ended December 31, 2023	$14.28	0.21	2.34	2.55
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95

Class I
For the six months ended June 30, 2025 (Unaudited)	$17.09	0.21	2.53	2.74
For the year ended December 31, 2024	$16.70	0.27	0.38	0.65
For the year ended December 31, 2023	$14.29	0.26	2.33	2.59
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99

Class Y
For the six months ended June 30, 2025 (Unaudited)	$17.12	0.21	2.55	2.76
For the year ended December 31, 2024	$16.73	0.29	0.38	0.67
For the year ended December 31, 2023	$14.30	0.29	2.33	2.62
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

122 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$19.76	15.83	%(D)	$1,066	1.15	%(E)	1.81	%(E)	28	%(D)
(0.21)	—	(0.21)	$17.06	3.56%		$1,196	1.14%		1.23%		29%
(0.15)	—	(0.15)	$16.68	17.88%		$1,022	1.14%		1.30%		21%
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%		$267	1.15%		1.13%		21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%

—	—	—	$19.83	16.03	%(D)	$96,116	0.86	%(E)	2.29	%(E)	28	%(D)
(0.26)	—	(0.26)	$17.09	3.92%		$67,472	0.85%		1.53%		29%
(0.18)	—	(0.18)	$16.70	18.12%		$43,664	0.85%		1.64%		21%
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%		$10,729	0.86%		1.35%		21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%

—	—	—	$19.88	16.12	%(D)	$62,965	0.74	%(E)	2.36	%(E)	28	%(D)
(0.28)	—	(0.28)	$17.12	4.03%		$72,744	0.73%		1.64%		29%
(0.19)	—	(0.19)	$16.73	18.30%		$64,543	0.73%		1.81%		21%
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%		$40,603	0.74%		1.48%		21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 123

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$9.95	0.27	0.08	0.35
For the year ended December 31, 2024	$9.68	0.60	0.26	0.86
For the year ended December 31, 2023	$9.42	0.51	0.26	0.77
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28

Class I
For the six months ended June 30, 2025 (Unaudited)	$9.95	0.28	0.10	0.38
For the year ended December 31, 2024	$9.69	0.63	0.25	0.88
For the year ended December 31, 2023	$9.41	0.54	0.28	0.82
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30

Class Y
For the six months ended June 30, 2025 (Unaudited)	$9.97	0.29	0.08	0.37
For the year ended December 31, 2024	$9.70	0.64	0.26	0.90
For the year ended December 31, 2023	$9.42	0.55	0.28	0.83
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

124 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.28)	—		(0.28)	$10.02	3.59	%(D)	$82	0.81	%(E)	5.44	%(E)	19	%(D)
(0.59)	—		(0.59)	$9.95	9.14%		$55	0.81%		6.09%		49%
(0.51)	—		(0.51)	$9.68	8.38%		$25	0.81%		5.32%		38%
(0.32)	—		(0.32)	$9.42	(3.57)%		$29	0.81%		3.23%		41%
(0.23)	(0.00	)(F)	(0.23)	$10.10	2.42%		$40	0.81%		2.26%		48%
(0.30)	—		(0.30)	$10.09	2.87%		$47	0.82%		2.68%		72%

(0.30)	—		(0.30)	$10.03	3.83	%(D)	$3,896	0.52	%(E)	5.74	%(E)	19	%(D)
(0.62)	—		(0.62)	$9.95	9.33%		$3,274	0.52%		6.38%		49%
(0.54)	—		(0.54)	$9.69	8.91%		$1,541	0.52%		5.63%		38%
(0.35)	—		(0.35)	$9.41	(3.38)%		$1,054	0.52%		3.55%		41%
(0.26)	(0.00	)(F)	(0.26)	$10.10	2.74%		$1,314	0.52%		2.50%		48%
(0.33)	—		(0.33)	$10.09	3.08%		$897	0.53%		2.93%		72%

(0.30)	—		(0.30)	$10.04	3.79	%(D)	$182	0.40	%(E)	5.85	%(E)	19	%(D)
(0.63)	—		(0.63)	$9.97	9.56%		$113	0.40%		6.50%		49%
(0.55)	—		(0.55)	$9.70	9.03%		$48	0.40%		5.68%		38%
(0.36)	—		(0.36)	$9.42	(3.27)%		$65	0.40%		3.54%		41%
(0.27)	(0.00	)(F)	(0.27)	$10.11	2.85%		$145	0.40%		2.68%		48%
(0.34)	—		(0.34)	$10.10	3.29%		$188	0.41%		3.09%		72%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 125

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$8.95	0.19	0.17	0.36
For the year ended December 31, 2024	$9.09	0.42	(0.14)	0.28
For the year ended December 31, 2023	$8.92	0.38	0.16	0.54
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77

Class I
For the six months ended June 30, 2025 (Unaudited)	$8.92	0.21	0.16	0.37
For the year ended December 31, 2024	$9.07	0.45	(0.15)	0.30
For the year ended December 31, 2023	$8.90	0.41	0.16	0.57
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80

Class Y
For the six months ended June 30, 2025 (Unaudited)	$8.92	0.21	0.17	0.38
For the year ended December 31, 2024	$9.07	0.46	(0.15)	0.31
For the year ended December 31, 2023	$8.91	0.42	0.15	0.57
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

126 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.20)	—	(0.20)	$9.11	4.05	%(D)	$5,369	0.76	%(E)	4.32	%(E)	8	%(D)
(0.42)	—	(0.42)	$8.95	3.17%		$4,525	0.76%		4.70%		24%
(0.37)	—	(0.37)	$9.09	6.20%		$1,910	0.76%		4.25%		20%
(0.24)	—	(0.24)	$8.92	(12.05)%		$3,572	0.76%		2.36%		40%
(0.21)	—	(0.21)	$10.40	(1.24)%		$10,091	0.76%		1.78%		37%
(0.22)	—	(0.22)	$10.74	7.60%		$17,024	0.76%		1.98%		28%

(0.22)	—	(0.22)	$9.07	4.16	%(D)	$2,121,010	0.47	%(E)	4.61	%(E)	8	%(D)
(0.45)	—	(0.45)	$8.92	3.40%		$1,727,776	0.47%		5.00%		24%
(0.40)	—	(0.40)	$9.07	6.62%		$1,369,268	0.47%		4.64%		20%
(0.27)	—	(0.27)	$8.90	(11.84)%		$526,372	0.47%		2.93%		40%
(0.24)	—	(0.24)	$10.39	(0.99)%		$330,666	0.47%		2.08%		37%
(0.25)	—	(0.25)	$10.74	7.94%		$260,365	0.47%		2.28%		28%

(0.22)	—	(0.22)	$9.08	4.32	%(D)	$330,965	0.35	%(E)	4.73	%(E)	8	%(D)
(0.46)	—	(0.46)	$8.92	3.53%		$272,146	0.35%		5.12%		24%
(0.41)	—	(0.41)	$9.07	6.62%		$147,956	0.35%		4.77%		20%
(0.28)	—	(0.28)	$8.91	(11.63)%		$58,932	0.35%		2.94%		40%
(0.26)	—	(0.26)	$10.39	(0.95)%		$58,668	0.35%		2.21%		37%
(0.26)	—	(0.26)	$10.75	8.04%		$59,856	0.35%		2.46%		28%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 127

Core Plus Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Plus Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2025 (Unaudited)	$9.85	0.21	0.20	0.41
For the period ended December 31, 2024	$10.00	0.08	(0.15)	(0.07)

Class I
For the six months ended June 30, 2025 (Unaudited)	$9.85	0.22	0.20	0.42
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

Class Y
For the six months ended June 30, 2025 (Unaudited)	$9.85	0.23	0.21	0.44
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

(A)	Inception date and public offering date of the Fund is October 15, 2024.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

128 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.21)	—	(0.21)	$10.05	4.23	%(D)	$24	0.86	%(E)	4.19	%(E)	31	%(D)
(0.08)	—	(0.08)	$9.85	(0.69	)%(D)	$21	0.86	%(E)	4.05	%(E)	13	%(D)

(0.23)	—	(0.23)	$10.04	4.31	%(D)	$23,276	0.57	%(E)	4.41	%(E)	31	%(D)
(0.09)	—	(0.09)	$9.85	(0.62	)%(D)	$244	0.57	%(E)	4.36	%(E)	13	%(D)

(0.24)	—	(0.24)	$10.05	4.47	%(D)	$37,246	0.45	%(E)	4.60	%(E)	31	%(D)
(0.09)	—	(0.09)	$9.85	(0.61	)%(D)	$35,400	0.45	%(E)	4.50	%(E)	13	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 129

Diamond Hill Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”) and Diamond Hill Core Plus Bond Fund (“Core Plus Bond Fund”) are each a diversified series, except for Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Each Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Treasurer of the Funds. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

130 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of June 30, 2025:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$199,909,022	$—	$—	$199,909,022
Registered Investment Companies	47,961,523	—	—	47,961,523
Total	$247,870,545	$—	$—	$247,870,545
Small-Mid Cap Fund
Common Stocks*	$868,426,727	$—	$—	$868,426,727
Registered Investment Companies	65,870,921	—	—	65,870,921
Total	$934,297,648	$—	$—	$934,297,648
Mid Cap Fund
Common Stocks*	$78,472,032	$—	$—	$78,472,032
Registered Investment Companies	689,229	—	—	689,229
Total	$79,161,261	$—	$—	$79,161,261
Large Cap Fund
Common Stocks*	$8,198,845,118	$—	$—	$8,198,845,118
Registered Investment Companies	356,264,251	—	—	356,264,251
Total	$8,555,109,369	$—	$—	$8,555,109,369
Large Cap Concentrated Fund
Common Stocks*	$40,176,818	$—	$—	$40,176,818
Registered Investment Companies	1,617,957	—	—	1,617,957
Total	$41,794,775	$—	$—	$41,794,775
Select Fund
Common Stocks*	$555,557,243	$—	$—	$555,557,243
Registered Investment Companies	22,045,270	—	—	22,045,270
Total	$577,602,513	$—	$—	$577,602,513

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$1,773,815,325	$—	$—	$1,773,815,325
Registered Investment Companies	558,518,792	—	—	558,518,792
Total	$2,332,334,117	$—	$—	$2,332,334,117
International Fund
Common Stocks	$113,135,194	$45,060,956	$—	$158,196,150
Registered Investment Companies	9,169,342	—	—	9,169,342
Total	$122,304,536	$45,060,956	$—	$167,365,492
Short Duration Fund
Corporate Credit*	$—	$67,852,104	$—	$67,852,104
Securitized*	—	3,604,061,461	—	3,604,061,461
Treasury	—	195,352,960	—	195,352,960
Registered Investment Companies	282,657,634	—	—	282,657,634
Total	$282,657,634	$3,867,266,525	$—	$4,149,924,159
Core Bond Fund
Corporate Credit*	$—	$380,037,010	$—	$380,037,010
Government Related*	—	872,901	—	872,901
Securitized*	—	1,524,343,160	—	1,524,343,160
Treasury	—	485,628,195	—	485,628,195
Registered Investment Companies	93,255,731	—	—	93,255,731
Total	$93,255,731	$2,390,881,266	$—	$2,484,136,997
Core Plus Bond Fund
Corporate Credit*	$—	$13,135,485	$—	$13,135,485
Securitized*	—	37,223,181	—	37,223,181
Treasury	—	9,902,138	—	9,902,138
Registered Investment Companies	1,775,051	—	—	1,775,051
Total	$1,775,051	$60,260,804	$—	$62,035,855
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(681,302,909)	$—	$—	$(681,302,909)
Total	$(681,302,909)	$—	$—	$(681,302,909)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the six months ended June 30, 2025.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 133

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

As of June 30, 2025, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$55,887,543	$42,815,687	$14,500,709	$57,316,396
Small-Mid Cap Fund	119,629,863	34,595,756	87,522,617	122,118,373
Mid Cap Fund	2,697,836	411,000	2,350,140	2,761,140
Large Cap Fund	148,125,905	127,677,049	23,930,430	151,607,479
Large Cap Concentrated Fund	—	—	—	—
Select Fund	6,865,591	6,788,889	143,250	6,932,139
Long-Short Fund	400,950,733	408,118,850	—	408,118,850
International Fund	11,552,531	8,377,582	3,768,560	12,146,142
Short Duration Fund	45,944,471	9,138,975	38,086,612	47,225,587
Core Bond Fund	92,752,875	38,205,428	57,192,702	95,398,130
Core Plus Bond Fund	1,400,628	1,312,793	185,482	1,498,275

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended December 31, 2024, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund and Core Plus Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2025, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$74,401,967	$90,674,689
Small-Mid Cap Fund	105,242,567	329,404,368
Mid Cap Fund	16,134,696	88,104,365
Large Cap Fund	2,143,745,227	2,514,215,155
Large Cap Concentrated Fund	17,525,326	13,032,217
Select Fund	149,261,651	167,536,210
Long-Short Fund	662,177,855	666,696,250
International Fund	46,985,949	42,210,205
Short Duration Fund	1,440,388,168	642,155,008
Core Bond Fund	638,690,387	178,258,031
Core Plus Bond Fund	39,365,384	14,141,366

For the six months ended June 30, 2025, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Short Duration Fund	$38,564,250	$10,005,900
Core Bond Fund	131,484,682	10,343,275
Core Plus Bond Fund	10,761,892	6,713,494

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2025:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$116,195	0.05%
Small-Mid Cap Fund	203,784	0.02%
Mid Cap Fund	26,403	0.02%
Large Cap Fund	1,175,694	0.01%
Large Cap Concentrated Fund	5,733	0.01%
Select Fund	96,396	0.02%
Long-Short Fund	341,342	0.02%
International Fund	124,288	0.08%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2025, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Core Bond Fund and Core Plus Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35%, 0.30% and 0.40%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

The Funds may invest in one or more Diamond Hill Funds. The Funds’ Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill

138 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2025, none of the Funds reduced investment advisory fees or invested in other Diamond Hill Funds.

DHCM is a beneficial shareholder of the Large Cap Concentrated Fund at 37%, International Fund at 25% and Core Plus Bond Fund at 61%.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $330,000 in fees during the six months ended June 30, 2025. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year or period ended December 31, 2024 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$11,419,651	$14,217,359	$1,683,495
Long-term capital gains	21,829,201	71,812,925	11,085,975
Total distributions	$33,248,852	$86,030,284	$12,769,470

	Large Cap Fund	Large Cap Concentrated Fund	Select Fund
Distributions paid from:
Ordinary income	$139,941,955	$495,007	$4,783,805
Long-term capital gains	718,310,294	1,757,368	32,618,879
Total distributions	$858,252,249	$2,252,375	$37,402,684

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 139

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	Long-Short Fund	International Fund	Short Duration Fund
Distributions paid from:
Ordinary income	$40,266,095	$2,230,478	$154,689,306
Long-term capital gains	112,731,000	—	—
Total distributions	$152,997,095	$2,230,478	$154,689,306

	Core Bond Fund	Core Plus Bond Fund
Distributions paid from:
Ordinary income	$89,229,042	$281,434
Long-term capital gains	—	—
Total distributions	$89,229,042	$281,434

The following information was computed on a tax basis for each item as of December 31, 2024:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$79,563,630	$326,743,558	$52,197,792	$1,818,141,997
Undistributed ordinary income	317,499	—	—	1,221,110
Undistributed capital gains	11,785,098	50,893,466	4,767,676	352,131,247
Distributable earnings	$91,666,227	$377,637,024	$56,965,468	$2,171,494,354

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation on investments	$3,851,087	$145,824,554	$595,871,691	$8,426,642
Undistributed ordinary income	—	345,322	—	622,331
Undistributed capital gains	1,286,238	14,751,908	—	—
Post October capital losses	—	—	(4,566,641)	—
Accumulated capital and other losses	—	—	—	(1,336,647)
Distributable earnings	$5,137,325	$160,921,784	$591,305,050	$7,712,326

	Short Duration Fund	Core Bond Fund	Core Plus Bond Fund
Net unrealized appreciation (depreciation) on investments	$20,066,931	$(65,371,452)	$(473,693)
Undistributed ordinary income	176,387	—	—
Accumulated capital and other losses	(11,705,902)	(18,121,558)	(33,356)
Accumulated deficit	$8,537,416	$(83,493,010)	$(507,049)

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

As of June 30, 2025, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$199,701,348	$687,978,650	$47,597,252	$6,876,192,564
Gross unrealized appreciation	60,187,072	302,569,642	33,841,100	1,874,197,975
Gross unrealized depreciation	(12,017,875)	(56,250,644)	(2,277,091)	(195,281,170)
Net unrealized appreciation on investments	$48,169,197	$246,318,998	$31,564,009	$1,678,916,805

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Tax cost of investments	$37,518,813	$445,301,475	$958,691,429	$141,706,567
Gross unrealized appreciation	5,377,430	158,985,049	851,391,034	33,452,520
Gross unrealized depreciation	(1,101,468)	(26,684,011)	(159,051,255)	(7,793,595)
Net unrealized appreciation on investments	$4,275,962	$132,301,038	$692,339,779	$25,658,925

	Short Duration Fund	Core Bond Fund	Core Plus Bond Fund
Tax cost of investments	$4,100,360,706	$2,511,435,396	$61,348,222
Gross unrealized appreciation	70,408,069	31,368,282	931,789
Gross unrealized depreciation	(20,844,616)	(58,666,681)	(244,156)
Net unrealized appreciation (depreciation) on investments	$49,563,453	$(27,298,399)	$687,633

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2024, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	International Fund	Short Duration Fund
No expiration - short-term	$1,336,647	$—
No expiration - long-term	—	11,705,902
	$1,336,647	$11,705,902

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 141

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	Core Bond Fund	Core Plus Bond Fund
No expiration - short-term	$2,823,435	$33,356
No expiration - long-term	15,298,123	—
	$18,121,558	$33,356

In-Kind Redemption Transactions

The Funds recognize a gain on in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash) to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share. During the six months ended June 30, 2025, the following Funds realized net capital gains resulting from in-kind redemptions:

Fund	Net capital gains
Small Cap Fund	$1,885,439
Small-Mid Cap Fund	1,302,515
Mid Cap Fund	1,007,781
Large Cap Fund	5,748,119
Long-Short Fund	469,949

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Core Bond Fund and Core Plus Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until May 27, 2026, unless extended, when any advances are to be repaid. During the six months ended June 30, 2025, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program

142 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. The Funds had no outstanding interfund loans as of June 30, 2025. During the six months ended June 30, 2025, none of the Funds participated as lenders/borrowers in the Interfund Lending Program.

Reflow Redemption Services

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Fund to meet all, or a portion, of daily net shareholder redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the six months ended June 30, 2025, the fees associated with ReFlow are disclosed in the Statements of Operations within Other fees.

Other Matters

The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 143

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and adversely impact the prices and liquidity of the Funds’ investments.

Subsequent Events

The Funds evaluated events from June 30, 2025 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, except otherwise noted below.

On March 28, 2025, the Board of Trustees approved the filing of an amendment to the Trust’s Registration Statement for the purpose of registering shares of the Diamond Hill Securitized Total Return Fund. The Fund launched on July 1, 2025.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the “Reorganization”) of the Large Cap Concentrated Fund (the “Target Fund”) into an exchange-traded fund (“ETF”) by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the “Survivor Fund”). The Reorganization is expected to occur on or about September 26, 2025 (the “Closing Date”). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders will receive a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

144 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
June 30, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Trustee Approval of Investment Advisory Agreement

Not applicable.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2025 | DIAMOND-HILL.COM 145

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063025

(b)	Included with (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	August 26, 2025

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 26, 2025